                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-8326
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                          MFS VARIABLE INSURANCE TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2007
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
ITEM 1. SCHEDULE OF INVESTMENTS.

                                                          M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) HIGH INCOME SERIES
MFS(R) VARIABLE INSURANCE TRUST(SM)

9/30/07
QUARTERLY PORTFOLIO HOLDINGS

[graphic omitted]

PORTFOLIO OF INVESTMENTS 9/30/07 (Unaudited)

MFS Variable Insurance Trust -- MFS High Income Series

ISSUER                                                                                          SHARES/PAR        VALUE ($)

BONDS - 82.9%

AEROSPACE - 1.5%
Bombardier, Inc., 8%, 2014 (n)                                                                 $ 1,785,000      $  1,869,788
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017 (n)                                           1,925,000         1,968,313
Vought Aircraft Industries, Inc., 8%, 2011                                                       1,850,000         1,808,375
                                                                                                                ------------
                                                                                                                $  5,646,476
                                                                                                                ------------
AIRLINES - 0.3%
Continental Airlines, Inc., 6.9%, 2017                                                         $   289,151      $    274,513
Continental Airlines, Inc., 6.748%, 2017                                                           208,049           201,287
Continental Airlines, Inc., 6.795%, 2018                                                           405,614           377,985
Continental Airlines, Inc., 7.566%, 2020                                                           362,199           354,955
                                                                                                                ------------
                                                                                                                $  1,208,740
                                                                                                                ------------
APPAREL MANUFACTURERS - 0.5%
Levi Strauss & Co., 12.25%, 2012                                                               $   895,000      $    962,332
Levi Strauss & Co., 9.75%, 2015                                                                    855,000           897,750
                                                                                                                ------------
                                                                                                                $  1,860,082
                                                                                                                ------------
ASSET BACKED & SECURITIZED - 2.5%
Airlie LCDO Ltd., CDO, FRN, 7.11%, 2011 (z)                                                    $   677,000      $    621,825
Anthracite Ltd., CDO, 6%, 2037 (z)                                                                 290,000           212,969
Arbor Realty Mortgage Securities, CDO, FRN, 6.45%,2038 (z)                                         695,469           670,091
ARCap CDO, REIT, Inc., "H", 6.1%, 2045 (n)                                                         906,493           558,989
Asset Securitization Corp., FRN, 8.635%, 2029 (z)                                                2,000,000         2,066,875
Babson CLO Ltd., "D", FRN, 6.65%, 2018 (n)                                                         655,000           527,930
Crest Ltd. CDO, 7%, 2040                                                                           846,250           704,639
CWCapital Cobalt Ltd., CDO, 6.23%, 2045 (n)                                                        938,000           754,124
CWCapital Cobalt Ltd., CDO, "F", FRN, 6.66%, 2050 (z)                                              500,000           412,295
First Union National Bank Commercial Mortgage Corp., 6.75%, 2032                                   750,000           743,633
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.26%, 2051                              750,000           727,344
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2017                                                    750,000           717,098
Wachovia Credit, CDO, FRN, 6.55%, 2026 (z)                                                         372,000           311,145
                                                                                                                ------------
                                                                                                                $  9,028,957
                                                                                                                ------------
AUTOMOTIVE - 5.1%
Ford Motor Credit Co., 8.625%, 2010                                                            $ 1,035,000      $  1,026,062
Ford Motor Credit Co. LLC, 9.75%, 2010                                                           7,570,000         7,722,789
Ford Motor Credit Co. LLC, 7%, 2013                                                                725,000           655,183
Ford Motor Credit Co. LLC, 8%, 2016                                                              1,495,000         1,398,580
Ford Motor Credit Co. LLC., FRN, 8.11%, 2012                                                       945,000           892,940
General Motors Corp., 8.375%, 2033                                                               3,672,000         3,217,590
Goodyear Tire & Rubber Co., 9%, 2015                                                             1,252,000         1,336,510
TRW Automotive, Inc., 7%, 2014 (n)                                                               2,310,000         2,240,700
TRW Automotive, Inc., 7.25%, 2017 (n)                                                              195,000           190,125
                                                                                                                ------------
                                                                                                                $ 18,680,479
                                                                                                                ------------
BROADCASTING - 4.9%
Allbritton Communications Co., 7.75%, 2012                                                     $ 2,130,000      $  2,151,300
Bonten Media Acquisition Co., 9%, 2015 (n)(p)                                                    1,380,000         1,235,100
CanWest MediaWorks LP, 9.25%, 2015(n)                                                            1,025,000         1,035,250
Clear Channel Communications, Inc., 5.5%, 2014                                                   1,875,000         1,472,183
Intelsat Bermuda Ltd., 11.409%, 2016                                                             2,685,000         2,876,306
Intelsat Corp., 0% to 2010, 9.25% to 2015                                                        1,540,000         1,266,650
Intelsat Ltd., FRN, 11.409%, 2013                                                                  630,000           658,350
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                               1,220,000         1,244,400
ION Media Networks, Inc., FRN, 11.623%, 2013 (n)                                                 1,470,000         1,499,400
LBI Media, Inc., 8.5%, 2017 (n)                                                                  1,025,000         1,019,875
Univision Communications, Inc., 9.75%, 2015 (n)(p)                                               3,440,000         3,354,000
                                                                                                                ------------
                                                                                                                $ 17,812,814
                                                                                                                ------------
BUILDING - 1.2%
Interface, Inc., 10.375%, 2010                                                                 $   878,000      $    926,290
Interface, Inc., 9.5%, 2014                                                                        170,000           177,650
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                                                1,186,000           729,390
Nortek Holdings, Inc., 8.5%, 2014                                                                  979,000           849,283
PlyGem Industries, Inc., 9%, 2012                                                                1,915,000         1,551,150
                                                                                                                ------------
                                                                                                                $  4,233,763
                                                                                                                ------------
BUSINESS SERVICES - 1.5%
Nortel Networks Corp., 10.75%, 2016 (n)                                                        $   715,000      $    747,175
SunGard Data Systems, Inc., 10.25%, 2015                                                         4,385,000         4,582,325
                                                                                                                ------------
                                                                                                                $  5,329,500
                                                                                                                ------------
CABLE TV - 1.8%
CCH I Holdings LLC, 11%, 2015                                                                  $ 1,598,000      $  1,617,975
CCO Holdings LLC, 8.75%, 2013                                                                    2,085,000         2,095,425
CSC Holdings, Inc., 6.75%, 2012                                                                  1,765,000         1,698,813
NTL Cable PLC, 9.125%, 2016                                                                      1,125,000         1,167,188
                                                                                                                ------------
                                                                                                                $  6,579,401
                                                                                                                ------------
CHEMICALS - 3.2%
Equistar Chemicals LP, 10.125%, 2008                                                           $   751,000      $    775,408
Innophos, Inc., 8.875%, 2014                                                                     1,630,000         1,613,700
Koppers Holdings, Inc., 0% to 2009, 9.875% to 2014                                               1,924,000         1,645,020
Koppers, Inc., 9.875%, 2013                                                                      1,430,000         1,512,225
Momentive Performance Materials, Inc., 9.75%, 2014 (z)                                           1,175,000         1,163,250
Momentive Performance Materials, Inc., 11.5%, 2016 (n)                                             745,000           737,550
Mosaic Co., 7.625%, 2016 (n)                                                                     1,985,000         2,116,506
Nalco Co., 8.875%, 2013                                                                          2,120,000         2,226,000
                                                                                                                ------------
                                                                                                                $ 11,789,659
                                                                                                                ------------
CONSUMER GOODS & SERVICES - 4.2%
ACCO Brands Corp., 7.625%, 2015                                                                $ 1,710,000      $  1,633,050
Corrections Corp. of America, 6.25%, 2013                                                        1,135,000         1,117,975
GEO Group, Inc., 8.25%, 2013                                                                     1,225,000         1,237,250
Jarden Corp., 7.5%, 2017                                                                         1,540,000         1,489,950
Kar Holdings, Inc., 10%, 2015 (n)                                                                2,045,000         1,917,188
RealogyCorp., 10.5%, 2014 (n)                                                                    1,610,000         1,372,525
RealogyCorp., 12.375%, 2015 (n)                                                                    840,000           634,200
Service Corp. International, 7.375%, 2014                                                          725,000           744,938
Service Corp. International, 6.75%, 2015                                                           420,000           416,850
Service Corp. International, 7%, 2017                                                            3,085,000         3,031,013
Visant Holding Corp., 8.75%, 2013                                                                1,528,000         1,562,380
                                                                                                                ------------
                                                                                                                $ 15,157,319
                                                                                                                ------------
CONTAINERS - 1.2%
Graham Packaging Co. LP, 9.875%, 2014                                                          $ 1,020,000      $  1,009,800
Greif, Inc., 6.75%, 2017                                                                         1,040,000         1,037,400
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                2,100,000         2,173,500
                                                                                                                ------------
                                                                                                                $  4,220,700
                                                                                                                ------------
DEFENSE ELECTRONICS - 0.9%
L-3 Communications Corp., 6.125%, 2014                                                         $ 1,755,000      $  1,719,900
L-3 Communications Corp., 5.875%, 2015                                                           1,560,000         1,497,600
                                                                                                                ------------
                                                                                                                $  3,217,500
                                                                                                                ------------
ELECTRONICS - 1.9%
Avago Technologies Finance, 11.875%, 2015                                                      $   760,000      $    847,400
Flextronics International Ltd., 6.25%, 2014                                                        575,000           537,625
Freescale Semiconductor, Inc., 10.125%, 2016                                                     3,430,000         3,189,900
NXP B.V./NXP Funding LLC, 7.875%, 2014                                                             665,000           640,063
Spansion LLC, 11.25%, 2016 (n)                                                                   1,725,000         1,690,500
                                                                                                                ------------
                                                                                                                $  6,905,488
                                                                                                                ------------
EMERGING MARKET SOVEREIGN - 1.0%
Republic of Argentina, FRN, 5.475%, 2012                                                       $ 2,077,500      $  1,865,997
Republic of Venezuela, 7%, 2018                                                                    921,000           819,690
Republic of Venezuela, 6%, 2020                                                                  1,008,000           811,440
                                                                                                                ------------
                                                                                                                $  3,497,127
                                                                                                                ------------
ENERGY - INDEPENDENT - 4.4%
Chaparral Energy, Inc., 8.875%, 2017 (n)                                                       $ 1,650,000      $  1,546,875
Chesapeake Energy Corp., 7%, 2014                                                                1,310,000         1,318,188
Chesapeake EnergyCorp., 6.375%, 2015                                                             2,090,000         2,050,813
Chesapeake EnergyCorp., 6.875%, 2016                                                               520,000           520,000
Forest Oil Corp., 7.25%, 2019 (n)                                                                  960,000           960,000
Hilcorp Energy I LP, 7.75%, 2015 (n)                                                               575,000           562,063
Hilcorp Energy I LP, 9%, 2016 (n)                                                                1,845,000         1,881,900
Mariner Energy, Inc., 8%, 2017                                                                   1,695,000         1,656,863
Newfield Exploration Co., 6.625%, 2014                                                           1,285,000         1,262,513
Plains Exploration & Production Co., 7%, 2017                                                    2,805,000         2,622,675
Quicksilver Resources, Inc., 7.125%, 2016                                                        1,750,000         1,723,750
                                                                                                                ------------
                                                                                                                $ 16,105,640
                                                                                                                ------------
ENTERTAINMENT - 0.4%
AMC Entertainment, Inc., 8%, 2014                                                              $   350,000      $    333,375
AMC Entertainment, Inc., 11%, 2016                                                                 960,000         1,022,400
                                                                                                                ------------
                                                                                                                $  1,355,775
                                                                                                                ------------
FINANCIAL INSTITUTIONS - 2.1%
General Motors Acceptance Corp., 6.875%, 2011                                                  $ 3,659,000      $  3,482,139
General Motors Acceptance Corp., 6.75%, 2014                                                     3,214,000         2,913,096
General Motors Acceptance Corp., 8%, 2031                                                          614,000           602,384
Residential Capital LLC, 7.125%, 2008                                                              695,000           622,025
Residential Capital LLC, 7.5%, 2012                                                                194,000           157,140
                                                                                                                ------------
                                                                                                                $  7,776,784
                                                                                                                ------------
FOOD & BEVERAGES - 1.7%
ARAMARK Corp., 8.5%, 2015                                                                      $ 2,615,000      $  2,667,300
B&G Foods Holding Corp., 8%, 2011                                                                1,120,000         1,108,800
Del Monte Corp., 6.75%, 2015                                                                     1,425,000         1,368,000
Michael Foods, Inc., 8%, 2013                                                                      890,000           890,000
                                                                                                                ------------
                                                                                                                $  6,034,100
                                                                                                                ------------
FOREST & PAPER PRODUCTS - 1.5%
Buckeye Technologies, Inc., 8%, 2010                                                           $   316,000      $    322,320
Buckeye Technologies, Inc., 8.5%, 2013                                                           2,140,000         2,161,400
Jefferson Smurfit Corp., 8.25%, 2012                                                             1,481,000         1,484,703
JSG Funding PLC, 7.75%, 2015                                                                       150,000           146,250
Millar Western Forest Products, Ltd., 7.75%, 2013                                                1,480,000         1,169,200
                                                                                                                ------------
                                                                                                                $  5,283,873
                                                                                                                ------------
GAMING & LODGING - 6.4%
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)                                         $ 1,375,000      $  1,289,063
Greektown Holdings, 10.75%, 2013 (n)                                                               235,000           232,650
Harrah's Entertainment, Inc., 5.75%, 2017                                                        4,245,000         3,247,425
Harrah's Operating Co., Inc., 5.375%, 2013                                                         765,000           619,650
Isle of Capri Casinos, Inc., 7%, 2014                                                            1,200,000         1,074,000
Majestic Star Casino LLC, 9.75%, 2011                                                            1,455,000         1,222,200
Mandalay Resort Group, 9.375%, 2010                                                                955,000         1,000,363
MGM Mirage, Inc., 8.5%, 2010                                                                       580,000           606,100
MGM Mirage, Inc., 8.375%, 2011                                                                   2,135,000         2,225,738
MGM Mirage, Inc., 6.75%, 2013                                                                    1,115,000         1,089,913
MGM Mirage, Inc., 5.875%, 2014                                                                   2,355,000         2,169,544
MGM Mirage, Inc., 7.5%, 2016                                                                       775,000           770,156
Pinnacle Entertainment, Inc., 8.25%, 2012                                                          700,000           708,750
Station Casinos, Inc., 6.5%, 2014                                                                2,880,000         2,534,400
Wimar Opco LLC, 9.625%, 2014(n)                                                                  2,380,000         1,844,500
Wynn Las Vegas LLC, 6.625%, 2014                                                                 2,770,000         2,714,600
                                                                                                                ------------
                                                                                                                $ 23,349,052
                                                                                                                ------------
INDUSTRIAL - 1.0%
Blount, Inc., 8.875%, 2012                                                                     $ 1,465,000      $  1,488,806
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                                2,055,000         2,085,825
                                                                                                                ------------
                                                                                                                $  3,574,631
                                                                                                                ------------
INSURANCE - HEALTH - 0.2%
Centene Corp., 7.25%, 2014                                                                     $   820,000      $    803,600
                                                                                                                ------------
INSURANCE- PROPERTY & CASUALTY - 0.3%
USI Holdings Corp., 9.75%, 2015 (n)                                                            $ 1,245,000      $  1,117,388
                                                                                                                ------------
MACHINERY & TOOLS - 0.6%
Case New Holland, Inc., 7.125%, 2014                                                           $ 2,300,000      $  2,357,500
                                                                                                                ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 6.6%
Advanced Medical Optics, Inc., 7.5%, 2017                                                      $   755,000      $    694,600
CommunityHealth Systems, Inc., 8.875%, 2015 (n)                                                  2,340,000         2,404,350
Cooper Cos., Inc., 7.125%, 2015                                                                  1,805,000         1,777,925
DaVita, Inc., 6.625%, 2013                                                                         750,000           744,375
DaVita, Inc., 7.25%, 2015                                                                        2,630,000         2,636,575
HCA, Inc., 6.375%, 2015                                                                          3,035,000         2,587,338
HCA, Inc., 9.25%, 2016 (n)                                                                       5,185,000         5,509,063
HealthSouth Corp., 10.75%, 2016                                                                  1,235,000         1,299,838
Psychiatric Solutions, Inc., 7.75%, 2015                                                         1,645,000         1,665,563
U.S. Oncology, Inc., 10.75%, 2014                                                                2,140,000         2,209,550
Universal Hospital Services, Inc., 8.5%, 2015 (n)(p)                                             1,280,000         1,267,200
Universal Hospital Services, Inc., FRN, 8.735%, 2015 (n)                                           310,000           308,450
VWR Funding, Inc., 10.25%, 2015 (n)                                                                905,000           873,325
                                                                                                                ------------
                                                                                                                $ 23,978,152
                                                                                                                ------------
MEDICAL EQUIPMENT - 0.3%
LVB Acquisition Merger Sub, Inc., 10%, 2017 (z)                                                $ 1,035,000      $  1,035,000
                                                                                                                ------------

METALS & MINING - 4.1%
Arch Western Finance LLC, 6.75%, 2013                                                          $ 1,880,000      $  1,842,400
FMG Finance Ltd., 10.625%, 2016 (n)                                                              2,205,000         2,596,388
Foundation PA Coal Co., 7.25%, 2014                                                                690,000           676,200
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015                                                1,380,000         1,490,400
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017                                               4,180,000         4,566,650
Peabody Energy Corp., 5.875%, 2016                                                               1,150,000         1,127,000
Peabody Energy Corp., 7.375%, 2016                                                               1,390,000         1,466,450
PNA Group, Inc., 10.75%, 2016                                                                    1,175,000         1,198,500
                                                                                                                ------------
                                                                                                                $ 14,963,988
                                                                                                                ------------
NATURAL GAS - DISTRIBUTION - 1.1%
AmeriGas Partners LP, 7.125%, 2016                                                             $ 2,435,000      $  2,368,038
Inergy LP, 6.875%, 2014                                                                          1,540,000         1,486,100
                                                                                                                ------------
                                                                                                                $  3,854,138
                                                                                                                ------------
NATURAL GAS - PIPELINE - 2.5%
Atlas Pipeline Partners LP, 8.125%, 2015                                                       $ 1,680,000      $  1,654,800
Deutsche Bank (El Paso
Performance-Linked Trust, CLN), 7.75%, 2011 (n)                                                  2,870,000         2,948,322
Transcontinental Gas Pipe Line Corp., 7%, 2011                                                     705,000           731,438
Williams Cos., Inc., 7.125%, 2011                                                                  725,000           751,281
Williams Cos., Inc., 8.75%, 2032                                                                 1,425,000         1,640,531
Williams Partners LP, 7.25%, 2017                                                                1,255,000         1,280,100
                                                                                                                ------------
                                                                                                                $  9,006,472
                                                                                                                ------------
NETWORK & TELECOM - 3.1%
Cincinnati Bell, Inc., 8.375%, 2014                                                            $ 1,735,000      $  1,730,663
Citizens Communications Co., 9.25%, 2011                                                         1,301,000         1,411,585
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)                                                  1,230,000         1,297,650
Qwest Capital Funding, Inc., 7.25%, 2011                                                         1,050,000         1,055,250
Qwest Corp., 7.875%, 2011                                                                          410,000           430,500
Qwest Corp., 8.875%, 2012                                                                        1,740,000         1,898,775
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                                    795,000           824,813
Windstream Corp., 8.625%, 2016                                                                   2,220,000         2,367,075
Windstream Corp., 7%, 2019                                                                         375,000           365,625
                                                                                                                ------------
                                                                                                                $ 11,381,936
                                                                                                                ------------
OIL SERVICES - 1.1%
Basic Energy Services, Inc., 7.125%, 2016                                                      $ 1,975,000      $  1,920,688
Compagnie Generale de
Geophysique - Veritas, 7.75%, 2017                                                               1,505,000         1,550,150
GulfMark Offshore, Inc., 7.75%, 2014                                                               695,000           698,475
                                                                                                                ------------
                                                                                                                $  4,169,313
                                                                                                                ------------
PHARMACEUTICALS - 0.3%
Warner Chilcott Corp., 8.75%, 2015                                                             $   986,000      $  1,020,510
                                                                                                                ------------
PRINTING & PUBLISHING - 4.0%
American Media Operations, Inc., 10.25%, 2009                                                  $ 1,955,000      $  1,739,950
Dex Media, Inc., 0% to 2008, 9% to 2013                                                          3,580,000         3,365,200
Dex Media, Inc., 0% to 2008, 9% to 2013                                                          1,690,000         1,588,600
Idearc, Inc., 8%, 2016                                                                           3,970,000         3,960,075
Nielsen Finance LLC, 10%, 2014                                                                     990,000         1,046,925
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016                                                   1,625,000         1,137,500
R.H. DonnelleyCorp., 8.875%, 2016                                                                1,815,000         1,849,031
                                                                                                                ------------
                                                                                                                $ 14,687,281
                                                                                                                ------------
RETAILERS - 1.2%
Buhrmann U.S., Inc., 7.875%, 2015                                                              $   985,000      $    920,975
Couche-Tard, Inc., 7.5%, 2013                                                                      985,000         1,002,238
Neiman Marcus Group, Inc., 9%, 2015                                                              1,030,000         1,096,950
Rite Aid Corp., 9.5%, 2017 (n)                                                                   1,105,000         1,033,175
Sally Beauty Holdings, Inc., 9.25%, 2014                                                           480,000           484,800
                                                                                                                ------------
                                                                                                                $  4,538,138
                                                                                                                ------------
SPECIALTY STORES - 1.1%
Claire's Stores, Inc., 9.25%, 2015 (n)                                                         $ 1,305,000      $  1,128,825
Claire's Stores, Inc., 10.5%, 2017 (n)                                                             775,000           596,750
Michaels Stores, Inc., 10%, 2014                                                                 1,035,000         1,060,875
Payless ShoeSource, Inc., 8.25%, 2013                                                            1,415,000         1,369,013
                                                                                                                ------------
                                                                                                                $  4,155,463
                                                                                                                ------------
SUPERMARKETS - 0.6%
Stater Brothers Holdings, Inc., 7.75%, 2015                                                    $ 1,165,000      $  1,153,350
SUPERVALU, Inc., 7.5%, 2014                                                                      1,170,000         1,190,475
                                                                                                                ------------
                                                                                                                $  2,343,825
                                                                                                                ------------
TELECOMMUNICATIONS - WIRELESS - 1.2%
American Tower Corp., 7%, 2017 (z)                                                             $   660,000      $    664,125
Centennial Communications Corp., 10.125%, 2013                                                     615,000           651,900
MetroPCS Wireless, Inc., 9.25%, 2014 (n)                                                           715,000           729,300
MetroPCS Wireless, Inc., 9.25%, 2014 (n)                                                           435,000           443,700
Wind Acquisition Finance S.A., 10.75%, 2015 (n)                                                  1,620,000         1,794,150
                                                                                                                ------------
                                                                                                                $  4,283,175
                                                                                                                ------------
TRANSPORTATION- SERVICES - 0.7%
Hertz Corp., 8.875%, 2014                                                                      $ 2,440,000      $  2,513,200
                                                                                                                ------------
UTILITIES - ELECTRIC POWER - 4.7%
AES Corp., 9.375%, 2010                                                                        $ 1,595,000      $  1,682,725
Edison Mission Energy, 7%, 2017 (n)                                                              4,370,000         4,304,450
Intergen N.V., 9%, 2017 (n)                                                                        870,000           913,500
Mirant Americas Generation LLC, 8.3%, 2011                                                         900,000           909,000
Mirant North American LLC, 7.375%, 2013                                                          1,390,000         1,410,850
NRG Energy, Inc., 7.375%, 2016                                                                   5,295,000         5,308,238
Reliant Energy, Inc., 7.875%, 2017                                                               2,475,000         2,490,469
                                                                                                                ------------
                                                                                                                $ 17,019,232
                                                                                                                ------------
  TOTAL BONDS                                                                                                   $301,876,171
                                                                                                                ------------
FLOATING RATE LOANS(g)(r) - 8.5%

AEROSPACE - 0.3%
Hawker Beechcraft Acquisition Co., Letter of Credit, 7.3%, 2014 (o)                            $    84,202      $     81,676
Hawker Beechcraft Acquisition Co., Term Loan, 7.19%, 2014 (o)                                      990,642           960,922
                                                                                                                ------------
                                                                                                                $  1,042,598
                                                                                                                ------------
AUTOMOTIVE - 1.4%
Allison Transmission, Term Loan B, 2014 (o)                                                    $   576,818      $    558,071
Ford Motor Co., Term Loan B, 8.7%, 2013                                                          2,486,952         2,408,790
Goodyear Tire & Rubber Co., Second Lien Term Loan, 6.85%, 2014                                   1,081,359         1,046,215
Mark IV Industries, Inc., Second Lien Term Loan, 11.04%, 2011                                    1,014,271           958,486
                                                                                                                ------------
                                                                                                                $  4,971,562
                                                                                                                ------------
BROADCASTING - 0.5%
Gray Television,Inc., Term Loan, 6.86%, 2014                                                   $   815,159      $    782,552
Univision Communications, Inc., Term Loan B, 7.61%, 2014 (o)                                   $   985,473      $    936,199
                                                                                                                ------------
                                                                                                                $  1,718,751
                                                                                                                ------------
BUILDING - 0.2%
Building Materials Holding Corp., Second Lien Term Loan, 11.31%, 2014(o)                       $   851,596      $    715,341
                                                                                                                ------------
CABLE TV - 1.1%
Charter Communications Operating LLC, Term Loan, 7.13%, 2014 (o)                               $ 1,676,076      $  1,616,890
CSC Holdings, Inc., Incremental Term Loan, 7.57%, 2013                                           1,247,546         1,229,192
Mediacom Illinois LLC, Term Loan A, 6.83%, 2012                                                  1,117,793         1,065,536
                                                                                                                ------------
                                                                                                                $  3,911,618
                                                                                                                ------------
CHEMICALS - 0.5%
Celanese AG, Term Loan B, 7.11%, 2014                                                          $ 1,759,045      $  1,723,497
                                                                                                                ------------

COMPUTER SOFTWARE - 0.2%
First Data Corp. Term Loan B-2, 2014(o)                                                            880,828           847,137
                                                                                                                ------------

CONTAINERS - 0.3%
Altivity Packaging LLC, Second Lien Term Loan, 10.67%, 2013                                    $   301,333      $    301,710
Altivity Packaging LLC, Second Lien Term Loan, 10.67%, 2013                                        941,667           942,844
                                                                                                                ------------
                                                                                                                $  1,244,554
                                                                                                                ------------
FOOD & BEVERAGES - 0.7%
Dean Foods Co., Term Loan B, 6.7%, 2014                                                        $ 1,349,412      $  1,314,623
Dole Food Co., Inc., Letter of Credit, 5.23%, 2013                                                 112,095           108,335
Dole Food Co., Inc., Term Loan, 7.64%, 2013                                                        248,431           240,098
Dole Food Co., Inc., Term Loan C, 7.51%, 2013                                                      828,104           800,328
                                                                                                                ------------
                                                                                                                $  2,463,384
                                                                                                                ------------
FOREST & PAPER PRODUCTS - 0.5%
Georgia Pacific Corp., Term Loan B-2, 7.37%, 2012                                              $   114,163      $    111,867
Georgia-Pacific Corp., Term Loan, 7.41%, 2012                                                    1,715,338         1,680,837
                                                                                                                ------------
                                                                                                                $  1,792,704
                                                                                                                ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.0%
Advanced Medical Optics, Inc., Term Loan, 2014 (o)                                             $   476,999      $    449,571
CommunityHealth Systems, Inc., Term Loan B, 7.76%, 2014                                          1,026,145         1,006,584
HCA, Inc., Term Loan B, 7.45%, 2012 (o)                                                          2,326,065         2,278,505
                                                                                                                ------------
                                                                                                                $  3,734,660
                                                                                                                ------------
NATURAL GAS - PIPELINE - 0.1%
Kinder Morgan, Inc., Term Loan, 6.64%, 2014                                                    $   578,855      $    567,097
                                                                                                                ------------
POLLUTION CONTROL - 0.4%
Allied Waste North America, Inc., Term Loan, 6.76%, 2012                                       $   880,844      $    868,232
Allied Waste North America, Inc., Term Loan A, Credit Linked Deposit, 6.82%, 2012                  503,454           496,246
                                                                                                                ------------
                                                                                                                $  1,364,478
                                                                                                                ------------
PRINTING & PUBLISHING - 0.9%
Idearc, Inc., Term Loan B, 7.2%, 2014                                                          $ 1,890,237      $  1,861,174
Nielsen Finance LLC, Term Loan B, 7.36%, 2013                                                    1,456,823         1,413,422
                                                                                                                ------------
                                                                                                                $  3,274,596
                                                                                                                ------------
SPECIALTY STORES - 0.4%
Michaels Stores, Inc., Term Loan B, 7.64%, 2013                                                $ 1,476,618      $  1,430,473
                                                                                                                ------------
  TOTAL FLOATING RATE LOANS                                                                                     $ 30,802,450
                                                                                                                ------------
COMMON STOCKS - 2.4%

CABLE TV - 0.6%
Comcast Corp., "A" (a)                                                                              60,300      $  1,458,054
Time Warner Cable, Inc. (a)                                                                         18,500           606,800
                                                                                                                ------------
                                                                                                                $  2,064,854
                                                                                                                ------------
CONSTRUCTION - 0.2%
Goodman Global, Inc. (a)                                                                            16,000      $    382,080
Lennox International, Inc.                                                                          11,600           392,080
                                                                                                                ------------
                                                                                                                $    774,160
                                                                                                                ------------
CONSUMER GOODS & SERVICES - 0.0%
Central Garden & Pet Co. (a)                                                                        15,100      $    134,390
                                                                                                                ------------
ELECTRONICS - 0.1%
Intel Corp.                                                                                         15,600      $    403,416
                                                                                                                ------------
ENERGY - INDEPENDENT - 0.4%
Chesapeake EnergyCorp                                                                               10,200      $    359,652
Foundation Coal Holdings, Inc.                                                                      23,540           922,768
                                                                                                                ------------
                                                                                                                $  1,282,420
                                                                                                                ------------
ENERGY - INTEGRATED - 0.2%
Chevron Corp.                                                                                        6,600      $    617,628
                                                                                                                ------------
FOREST & PAPER PRODUCTS - 0.1%
Louisiana-Pacific Corp.                                                                             16,100      $    273,217
                                                                                                                ------------
MAJOR BANKS - 0.1%
Bank of America Corp.                                                                                3,800      $    191,026
JPMorgan Chase & Co.                                                                                 3,800           174,116
                                                                                                                ------------
                                                                                                                $    365,142
                                                                                                                ------------
METALS & MINING - 0.0%
Oxford Automotive, Inc. (a)                                                                             82      $          0
                                                                                                                ------------
NATURAL GAS - PIPELINE - 0.1%
Williams Cos., Inc.                                                                                 14,600      $    497,276
                                                                                                                ------------

PHARMACEUTICALS - 0.1%
Johnson & Johnson                                                                                    6,200      $    407,340
                                                                                                                ------------

PRINTING & PUBLISHING - 0.0%
Golden Books Family Entertainment, Inc. (a)                                                          2,125      $          0
                                                                                                                ------------

REAL ESTATE - 0.2%
Host Hotels & Resorts, Inc., REIT                                                                   32,300      $    724,812
                                                                                                                ------------

TELEPHONE SERVICES - 0.3%
Windstream Corp.                                                                                    79,000      $  1,115,480
                                                                                                                ------------
  TOTAL COMMON STOCKS                                                                                           $  8,660,135
                                                                                                                ------------
PREFERRED STOCKS - 0.0%

REAL ESTATE - 0.0%
HRPT Properties Trust, "B", REIT, 8.75%                                                              1,200      $     30,384
                                                                                                                ------------
SHORT-TERM OBLIGATIONS (y) - 7.0%
Cargill, Inc., 4.85%, due 10/01/07 (t)                                                         $14,629,000      $ 14,629,000
General Electric Capital Corp., 5.1%, due 10/01/07                                              11,032,000        11,032,000
                                                                                                                ------------
  TOTAL SHORT-TERM OBLIGATIONS                                                                                  $ 25,661,000
                                                                                                                ------------
  TOTAL INVESTMENTS (k)                                                                                         $367,030,140
                                                                                                                ------------
OTHER ASSETS, LESS LIABILITIES - (0.8)%                                                                           (2,908,454)
                                                                                                                ------------
  NET ASSETS - 100.0%                                                                                           $364,121,686
                                                                                                                ------------

(a) Non-income producing security.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(k) As of September 30, 2007, the series held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $293,212,367 and 79,88% of market value. An independent pricing service provided an evaluated bid for 79.66% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $63,052,275, representing 17.3% of net assets.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p) Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodicallyby reference to a base lending rate plus a premium.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities
    Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The series holds the following restricted securities:

                                                                  ACQUISITION      ACQUISITION       CURRENT      TOTAL % OF
RESTRICTED SECURITIES                                                 DATE             COST       MARKET VALUE    NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
Airlie LCDO Ltd., CDO, FRN, 7.11%, 2011                             10/13/06        $  677,000     $  621,825
American Tower Corp., 7%, 2017                                      9/24/07            660,000        664,125
Anthracite Ltd., CDO, 6%, 2037                                      5/14/02            187,171        212,969
Arbor Realty Mortgage Securities, CDO, FRN, 6.45%, 2038             12/20/05           695,469        670,091
Asset Securitization Corp., FRN, 8.365%, 2029                       1/25/05          1,726,172      2,066,875
CWCapital Cobalt Ltd., CDO, "F", FRN, 6.66%, 2050                   4/12/06            500,000        412,295
LVB Acquisition Merger Sub, Inc., 10%, 2014                     9/24/07-9/25/07      1,034,669      1,035,000
Momentive Performance Materials, Inc., 9.75%, 2014              9/10/07-9/25/07      1,145,163      1,163,250
Wachovia Credit, CDO, FRN, 6.55%, 2026                              6/8/06             372,000        311,145
-------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                        $7,157,575        2.0%
                                                                                                   ======================

The following abbreviations are used in this report and are defined:

        CDO       Collateralized Debt Obligation
        CLN       Credit-Linked Note
        CLO       Collateralized Loan Obligation
        FRN       Floating Rate Note.  Interest rate resets periodically and maynot be the rate reported at period end.
        REIT      Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS HIGH INCOME SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                               $373,504,282
                                                                             ============
Gross unrealized appreciation                                                $  3,418,325
Gross unrealized depreciation                                                  (9,767,950)
                                                                             ------------
      Net unrealized appreciation (depreciation)                             $ (6,349,625)
                                                                             ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) UNFUNDED LOAN COMMITMENTS

As of September 30, 2007, the portfolio had unfunded loan commitments of $128,858, which could be extended at the option of the borrower:

                                                                                               UNFUNDED         UNREALIZED
                                                                                                 LOAN          APPRECIATION
BORROWER                                                                                      COMMITMENT      (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., Delayed Draw, Term Loan, 2014                                  $ 67,676          $(1,290)
Univision Communications, Delayed Draw, Term Loan, 2014                                          61,182            1,282
------------------------------------------------------------------------------------------------------------------------
                                                                                               $128,858          $    (8)
                                                                                               ========          =======

At September 30, 2007, the series had sufficient cash and/or other liquid securities to cover any commitments under these contracts.

(3) FINANCIAL INSTRUMENTS

FUTURES CONTRACTS OUTSTANDING AT 9/30/07

                                                                                                                UNREALIZED
                                                                                       EXPIRATION              APPRECIATION
DESCRIPTION                                       CONTRACTS           VALUE               DATE                (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Long)                            20            $2,226,875            Dec-07                  $(2,869)

SWAP AGREEMENTS AT 9/30/07

                                                                                                                UNREALIZED
                   NOTIONAL                                      CASH FLOWS              CASH FLOWS            APPRECIATION
EXPIRATION          AMOUNT            COUNTERPARTY               TO RECEIVE                TO PAY             (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
6/20/09  USD        650,000      JPMorgan                    4.8% (fixed rate)               (1)                $ (65,230)
                                 Chase Bank

6/20/09  USD      1,300,000      JPMorgan                    4.1% (fixed rate)               (1)                 (143,679)
                                 Chase Bank

6/20/12  USD      1,300,000      Goldman Sachs                       (2)             1.49% (fixed rate)             9,261
                                 International

6/20/12  USD      3,200,000      JPMorgan                            (3)            4.2065% (fixed rate)         (109,741)
                                 Chase Bank

6/20/12  USD        650,000      Morgan Stanley              4.15% (fixed rate)              (4)                 (111,070)
                                 Capital Services, Inc.

6/20/12  USD      1,300,000      Morgan Stanley              3.76% (fixed rate)              (4)                 (237,885)
                                 Capital Services, Inc.

9/20/12  USD      1,300,000      Goldman Sachs               3.75% (fixed rate)              (5)                   51,354
                                 International

9/20/12  USD      1,300,000      Goldman Sachs               3.72% (fixed rate)              (6)                   69,266
                                 International

3/20/17  USD        215,000      JPMorgan                            (7)             0.78% (fixed rate)            (4,607)
                                 Chase Bank

3/20/17  USD        215,000      JPMorgan                            (7)             0.80% (fixed rate)            (4,940)
                                 Chase Bank

3/20/17  USD        220,000      Merrill Lynch                       (7)             0.81% (fixed rate)            (4,676)
                                                                                                                ---------
                                                                                                                $(551,947)
                                                                                                                =========

(1) Fund to pay notional amount upon a defined credit event by Abitibi Consolidated, Inc., 8.375%, 4/1/15.
(2) Fund to receive notional amount upon a defined credit event by Constellation Brands, Inc., 8%, 2/15/08.
(3) Fund to receive notional amount upon a defined credit event by CDX High Yield Index (5 yr), 2.75%, 12/20/07.
(4) Fund to pay notional amount upon a defined credit event by Bowater, Inc., 6.5%, 6/15/13.
(5) Fund to pay notional amount upon a defined credit event by Allied Waste, Inc., 7.75%, 4/15/14.
(6) Fund to pay notional amount upon a defined credit event by Owens-Illionis, Inc., 7.8%, 5/15/18.
(7) Fund to receive notional amount upon a defined credit event by Waste Management, Inc., 7.375%, 8/1/10.

At September 30, 2007, the series had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

                                                          M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) NEW DISCOVERY SERIES
MFS(R) VARIABLE INSURANCE TRUST(SM)

09/30/07
QUARTERLY PORTFOLIO HOLDINGS

[graphic omitted]

PORTFOLIO OF INVESTMENTS  9/30/07 (Unaudited)

MFS Variable Insurance Trust - MFS New Discovery Series

ISSUER                                                                                          SHARES/PAR            VALUE ($)

COMMON STOCKS - 98.4%
AIRLINES - 0.5%
Allegiant Travel Co. (a)(l)                                                                         128,390        $    3,892,783
                                                                                                                   --------------

ALCOHOLIC BEVERAGES - 0.3%
Castle Brands, Inc. (a)(l)                                                                          206,780        $      909,832
Castle Brands, Inc. (a)(z)                                                                          296,700             1,308,447
                                                                                                                   --------------
                                                                                                                   $    2,218,279
                                                                                                                   --------------
APPAREL MANUFACTURERS - 1.0%
Quiksilver, Inc. (a)(l)                                                                             568,150        $    8,124,545
                                                                                                                   --------------

BIOTECHNOLOGY - 1.9%
Millipore Corp. (a)(l)                                                                              212,210        $   16,085,518
                                                                                                                   --------------

BROKERAGE & ASSET MANAGERS - 0.9%
HFF, Inc., "A" (a)(l)                                                                               412,680        $    4,898,512
Thomas Weisel Partners Group (a)(l)                                                                 148,700             2,157,637
                                                                                                                   --------------
                                                                                                                   $    7,056,149
                                                                                                                   --------------
BUSINESS SERVICES - 6.5%
Bright Horizons Family Solutions, Inc. (a)(l)                                                       153,320        $    6,568,229
Corporate Executive Board Co. (l)                                                                   391,751            29,083,594
CoStar Group, Inc. (a)(l)                                                                           132,350             7,074,108
iGate Corp. (a)(l)                                                                                  533,880             4,575,352
Syntel, Inc. (l)                                                                                    164,480             6,839,078
                                                                                                                   --------------
                                                                                                                   $   54,140,361
                                                                                                                   --------------
CHEMICALS - 0.8%
Nalco Holding Co. (l)                                                                               234,780        $    6,961,227
                                                                                                                   --------------

COMPUTER SOFTWARE - 3.4%
ACI Worldwide, Inc. (a)(l)                                                                          548,215        $   12,252,605
CommVault Systems, Inc. (a)(l)                                                                      406,100             7,520,972
Guidance Software, Inc. (a)(l)                                                                      299,445             3,793,968
NAVTEQ Corp. (a)(l)                                                                                  55,690             4,342,149
                                                                                                                   --------------
                                                                                                                   $   27,909,694
                                                                                                                   --------------
COMPUTER SOFTWARE - SYSTEMS - 0.3%
PROS Holdings, Inc. (a)                                                                             195,050        $    2,354,254
                                                                                                                   --------------

CONSTRUCTION - 2.0%
Dayton Superior Corp. (a)(l)                                                                        393,100        $    3,258,799
M.D.C. Holdings, Inc. (l)                                                                           316,480            12,956,691
                                                                                                                   --------------
                                                                                                                   $   16,215,490
                                                                                                                   --------------
CONSUMER GOODS & SERVICES - 4.0%
Central Garden & Pet Co., "A" (a)(l)                                                              1,350,257        $   12,125,308
New Oriental Education & Technology Group, Inc., ADR (a)                                            113,310             7,541,914
Physicians Formula Holdings, Inc. (a)(l)                                                            477,310             5,598,846
Strayer Education, Inc. (l)                                                                          44,560             7,514,153
                                                                                                                   --------------
                                                                                                                   $   32,780,221
                                                                                                                   --------------
ELECTRONICS - 7.8%
ARM Holdings PLC                                                                                  5,023,590        $   15,823,884
ATMI, Inc. (a)(l)                                                                                   532,920            15,854,370
Hittite Microwave Corp. (a)(l)                                                                      362,000            15,982,300
Intersil Corp., "A" (l)                                                                             203,210             6,793,310
MathStar, Inc. (a)(l)                                                                               516,770               578,782
PLX Technology, Inc. (a)(l)                                                                         324,992             3,509,914
Volterra Semiconductor Corp. (a)(l)                                                                 516,200             6,338,936
                                                                                                                   --------------
                                                                                                                   $   64,881,496
                                                                                                                   --------------
ENERGY - INDEPENDENT - 2.4%
EXCO Resources, Inc. (a)(l)                                                                         455,540        $    7,534,632
Goodrich Petroleum Corp. (a)(l)                                                                     270,530             8,575,801
Kodiak Oil & Gas Corp. (a)(l)                                                                     1,235,050             4,075,665
                                                                                                                   --------------
                                                                                                                   $   20,186,098
                                                                                                                   --------------
ENGINEERING - CONSTRUCTION - 3.1%
North American Energy Partners, Inc. (a)                                                            856,590        $   14,784,743
Quanta Services, Inc. (a)(l)                                                                        409,494            10,831,116
                                                                                                                   --------------
                                                                                                                   $   25,615,859
                                                                                                                   --------------
FOOD & BEVERAGES - 0.9%
Diamond Foods, Inc. (l)                                                                             357,536        $    7,386,694
                                                                                                                   --------------

FOOD & DRUG STORES - 0.5%
Susser Holdings Corp. (a)                                                                           211,580        $    4,496,075
                                                                                                                   --------------

FOREST & PAPER PRODUCTS - 0.8%
Universal Forest Products, Inc. (l)                                                                 215,340        $    6,438,666
                                                                                                                   --------------

GAMING & LODGING - 1.5%
WMS Industries, Inc. (a)(l)                                                                         379,155        $   12,550,031
                                                                                                                   --------------

GENERAL MERCHANDISE - 2.4%
99 Cents Only Stores (a)(l)                                                                         654,620        $    6,722,947
Stage Stores, Inc.                                                                                  743,145            13,547,533
                                                                                                                   --------------
                                                                                                                   $   20,270,480
                                                                                                                   --------------
INTERNET - 1.6%
Limelight Networks, Inc. (a)                                                                        252,277        $    2,214,992
TechTarget, Inc. (a)(l)                                                                             600,510            10,148,619
Vocus, Inc. (a)(l)                                                                                   21,000               614,040
                                                                                                                   --------------
                                                                                                                   $   12,977,651
                                                                                                                   --------------
LEISURE & TOYS - 2.4%
Take-Two Interactive Software, Inc. (a)(l)                                                          607,940        $   10,383,615
THQ, Inc. (a)(l)                                                                                    392,529             9,805,374
                                                                                                                   --------------
                                                                                                                   $   20,188,989
                                                                                                                   --------------
MACHINERY & TOOLS - 2.5%
Polypore International, Inc. (a)                                                                  1,012,960        $   14,242,218
Ritchie Bros. Auctioneers, Inc.                                                                     103,160             6,715,716
                                                                                                                   --------------
                                                                                                                   $   20,957,934
                                                                                                                   --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 5.4%
Animal Health International, Inc. (a)(l)                                                            152,316        $    1,695,277
Healthcare Services Group, Inc. (l)                                                                 472,360             9,574,737
IDEXX Laboratories, Inc. (a)(l)                                                                     132,473            14,517,716
MWI Veterinary Supply, Inc. (a)(l)                                                                  489,452            18,476,813
                                                                                                                   --------------
                                                                                                                   $   44,264,543
                                                                                                                   --------------
MEDICAL EQUIPMENT - 14.6%
ABIOMED, Inc. (a)(l)                                                                                486,910        $    6,052,291
Advanced Medical Optics, Inc. (a)(l)                                                                499,750            15,287,353
AngioDynamics, Inc. (a)(l)                                                                          424,019             7,992,758
Aspect Medical Systems, Inc. (a)(l)                                                                 753,680            10,227,438
AtriCure, Inc. (a)(l)                                                                               275,960             2,936,214
Conceptus, Inc. (a)(l)                                                                              698,230            13,252,405
Cooper Cos., Inc. (l)                                                                               151,560             7,944,775
Cyberonics, Inc. (a)(l)                                                                             377,049             5,256,063
Dexcom, Inc. (a)(l)                                                                                 371,170             3,707,988
Haemonetics Corp. (a)(l)                                                                            111,830             5,526,639
Insulet Corp. (a)(l)                                                                                240,900             5,239,575
Mindray Medical International Ltd., ADR                                                              99,670             4,280,827
NxStage Medical, Inc. (a)(l)                                                                        513,390             7,439,021
ResMed, Inc. (a)(l)                                                                                 284,660            12,203,374
Thoratec Corp. (a)(l)                                                                               651,120            13,471,673
                                                                                                                   --------------
                                                                                                                   $  120,818,394
                                                                                                                   --------------
NETWORK & TELECOM - 3.5%
NICE Systems Ltd., ADR (a)(l)                                                                       591,040        $   21,182,874
Polycom, Inc. (a)(l)                                                                                198,190             5,323,383
Sonus Networks, Inc. (a)                                                                            446,840             2,725,724
                                                                                                                   --------------
                                                                                                                   $   29,231,981
                                                                                                                   --------------
OIL SERVICES - 2.2%
Dresser-Rand Group, Inc. (a)(l)                                                                      95,410        $    4,074,961
Exterran Holdings, Inc. (a)(l)                                                                      138,360            11,115,842
Natural Gas Services Group, Inc. (a)(l)                                                             173,170             2,980,256
                                                                                                                   --------------
                                                                                                                   $   18,171,059
                                                                                                                   --------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 3.6%
Commerce Bancorp, Inc. (l)                                                                          318,270        $   12,342,511
New York Community Bancorp, Inc. (l)                                                                440,300             8,387,715
Signature Bank (a)(l)                                                                               250,800             8,835,684
                                                                                                                   --------------
                                                                                                                   $   29,565,910
                                                                                                                   --------------
PERSONAL COMPUTERS & PERIPHERALS - 2.6%
Mellanox Technologies Ltd. (a)(l)                                                                   362,450        $    7,078,649
Nuance Communications, Inc. (a)(l)                                                                  728,634            14,069,923
                                                                                                                   --------------
                                                                                                                   $   21,148,572
                                                                                                                   --------------
PHARMACEUTICALS - 2.4%
Cadence Pharmaceuticals, Inc. (a)(l)                                                                208,560        $    2,919,840
Medicis Pharmaceutical Corp., "A" (l)                                                               303,720             9,266,497
Synta Pharmaceuticals Corp. (a)(l)                                                                  163,280             1,077,648
WuXi PharmaTech Cayman, Inc., ADR (a)                                                               237,515             6,697,923
                                                                                                                   --------------
                                                                                                                   $   19,961,908
                                                                                                                   --------------
POLLUTION CONTROL - 0.2%
Team, Inc. (a)(l)                                                                                    45,708        $    1,251,485
                                                                                                                   --------------

RESTAURANTS - 7.0%
Einstein Noah Restaurant Group, Inc. (a)                                                            257,550        $    4,829,063
McCormick & Schmick's Seafood Restaurant, Inc. (a)                                                  214,600             4,040,918
Panera Bread Co. (a)(l)                                                                             457,330            18,659,064
Peet's Coffee & Tea, Inc. (a)(l)                                                                    171,680             4,791,589
Red Robin Gourmet Burgers, Inc. (a)(l)                                                              391,500            16,795,350
Texas Roadhouse, Inc., "A" (a)(l)                                                                   784,890             9,183,213
                                                                                                                   --------------
                                                                                                                   $   58,299,197
                                                                                                                   --------------
SPECIALTY CHEMICALS - 0.3%
Metabolix, Inc. (a)(l)                                                                              102,910        $    2,496,597
                                                                                                                   --------------

SPECIALTY STORES - 5.7%
A.C. Moore Arts & Crafts, Inc. (a)(l)                                                               355,480        $    5,602,365
CarMax, Inc. (a)                                                                                    348,660             7,088,258
Citi Trends, Inc. (a)(h)(l)                                                                         741,550            16,136,128
Dick's Sporting Goods, Inc. (a)(l)                                                                   60,620             4,070,633
Monro Muffler Brake, Inc. (l)                                                                       143,980             4,865,084
Urban Outfitters, Inc. (a)(l)                                                                       435,230             9,488,014
                                                                                                                   --------------
                                                                                                                   $   47,250,482
                                                                                                                   --------------
TELEPHONE SERVICES - 2.5%
Global Crossing Ltd. (a)(l)                                                                         457,410        $    9,642,203
Level 3 Communications, Inc. (a)(l)                                                               2,302,700            10,707,555
                                                                                                                   --------------
                                                                                                                   $   20,349,758
                                                                                                                   --------------
TRUCKING - 0.9%
Landstar System, Inc. (l)                                                                           180,760        $    7,586,497
                                                                                                                   --------------
  TOTAL COMMON STOCKS                                                                                              $  814,084,877
                                                                                                                   --------------

                                                                                     FIRST
                                                                    STRIKE PRICE    EXERCISE

WARRANTS - 0.0%

ALCOHOLIC BEVERAGES - 0.0%
Castle Brands, Inc. (a)(z)                                              $6.57        5/01/07        118,680        $       37,978
                                                                                                                   --------------

                                                                                                SHARES/PAR            VALUE ($)

SHORT-TERM OBLIGATIONS - 0.9%
General Electric Capital Corp., 5.1%, due 10/01/07 (y)                                         $  7,404,000        $    7,404,000
                                                                                                                   --------------

COLLATERAL FOR SECURITIES LOANED - 23.5%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                194,399,876        $  194,399,876
                                                                                                                   --------------
  TOTAL INVESTMENTS(k)                                                                                             $1,015,926,731
                                                                                                                   --------------
OTHER ASSETS, LESS LIABILITIES - (22.8)%                                                                             (188,565,844)
                                                                                                                   --------------
  NET ASSETS - 100.0%                                                                                              $  827,360,887
                                                                                                                   --------------

(a) Non-income producing security.
(h) Affiliated issuers are those in which the series' holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(k) As of September 30, 2007, the series had two securities that were fair valued, aggregating $1,346,425 and 0.13% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The series holds the following restricted securities:

                                                                      ACQUISITION      ACQUISITION       CURRENT       TOTAL % OF
RESTRICTED SECURITIES                                                     DATE             COST       MARKET VALUE     NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Castle Brands, Inc.                                                     4/18/07         $        -     $   37,978
Castle Brands, Inc.                                                     4/19/07          1,771,299      1,308,447
------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                            $1,346,425         0.2%
                                                                                                       =======================

The following abbreviations are used in this report and are defined:

ADR      American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS NEW DISCOVERY SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                               $957,856,661
                                                                             ============
Gross unrealized appreciation                                                $112,017,770
Gross unrealized depreciation                                                 (53,947,700)
                                                                             ------------
      Net unrealized appreciation (depreciation)                             $ 58,070,070
                                                                             ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the series holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the series' transactions in the securities of these issuers during the period ended September 30, 2007, is set forth below:

                                   BEGINNING                ACQUISITIONS              DISPOSITIONS               ENDING
AFFILIATE                           SHARES                     SHARES                    SHARES                  SHARES
------------------------------------------------------------------------------------------------------------------------------
Citi Trends, Inc.                  144,760                      618,330                   (21,540)                    741,550

                                                            CAPITAL GAIN
                                   REALIZED                 DISTRIBUTIONS
                                   GAIN                    FROM UNDERLYING               DIVIDEND                   ENDING
AFFILIATE                          (LOSS)                      FUNDS                     INCOME                     VALUE
------------------------------------------------------------------------------------------------------------------------------
Citi Trends, Inc.                $ (76,505)                   $   --                    $   --                   $ 16,136,128
                                 ---------                    ---------                 ---------                ------------
                                 $ (76,505)                   $   --                    $   --                   $ 16,136,128
                                 =========                    =========                 =========                ============

                                                          M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) INVESTORS GROWTH STOCK SERIES
MFS(R) VARIABLE INSURANCE TRUST(SM)

9/30/07
QUARTERLY PORTFOLIO HOLDINGS

[graphic omitted]

PORTFOLIO OF INVESTMENTS 9/30/07 (Unaudited)

MFS Variable Insurance Trust - MFS Investors Growth Stock Series

ISSUER                                                                                           SHARES/PAR            VALUE ($)

COMMON STOCKS - 99.2%
AEROSPACE - 2.8%
Precision Castparts Corp.                                                                            24,740          $  3,661,026
United Technologies Corp.                                                                           113,420             9,128,042
                                                                                                                     ------------
                                                                                                                     $ 12,789,068
                                                                                                                     ------------
ALCOHOLIC BEVERAGES - 1.3%
Diageo PLC                                                                                          271,880          $  5,972,549
                                                                                                                     ------------

APPAREL MANUFACTURERS - 2.6%
LVMH Moet Hennessy Louis Vuitton S.A. (l)                                                            57,570          $  6,906,796
NIKE, Inc., "B"                                                                                      85,000             4,986,100
                                                                                                                     ------------
                                                                                                                     $ 11,892,896
                                                                                                                     ------------
AUTOMOTIVE - 0.8%
Bayerische Motoren Werke AG                                                                          55,490          $  3,581,630
                                                                                                                     ------------

BIOTECHNOLOGY - 5.5%
Amgen, Inc. (a)                                                                                     116,430          $  6,586,445
Celgene Corp. (a)(l)                                                                                 55,750             3,975,533
Genentech, Inc. (a)                                                                                  31,880             2,487,278
Genzyme Corp. (a)                                                                                   138,090             8,556,056
Millipore Corp. (a)(l)                                                                               45,960             3,483,768
                                                                                                                     ------------
                                                                                                                     $ 25,089,080
                                                                                                                     ------------

BROADCASTING - 1.0%
News Corp., "A"                                                                                     217,290          $  4,778,207
                                                                                                                     ------------
BROKERAGE & ASSET MANAGERS - 2.8%
Charles Schwab Corp.                                                                                213,230          $  4,605,768
Deutsche Boerse AG                                                                                   29,830             4,065,332
Franklin Resources, Inc.                                                                             10,030             1,278,825
Morgan Stanley                                                                                       44,870             2,826,810
                                                                                                                     ------------
                                                                                                                     $ 12,776,735
                                                                                                                     ------------
BUSINESS SERVICES - 3.9%
Amdocs Ltd. (a)                                                                                     258,510          $  9,613,987
Automatic Data Processing, Inc.                                                                      38,920             1,787,596
Fidelity National Information Services, Inc.                                                         57,030             2,530,421
Western Union Co.                                                                                   180,190             3,778,584
                                                                                                                     ------------
                                                                                                                     $ 17,710,588
                                                                                                                     ------------
CABLE TV - 0.9%
Comcast Corp., "A" (a)                                                                              175,365          $  4,240,326
                                                                                                                     ------------

COMPUTER SOFTWARE - 7.6%
Adobe Systems, Inc. (a)                                                                             141,434          $  6,175,008
Citrix Systems, Inc. (a)                                                                             70,520             2,843,366
Microsoft Corp.                                                                                     331,310             9,760,393
Oracle Corp. (a)                                                                                    734,110            15,893,482
                                                                                                                     ------------
                                                                                                                     $ 34,672,249
                                                                                                                     ------------
COMPUTER SOFTWARE - SYSTEMS - 3.5%
Apple Computer, Inc. (a)                                                                             31,710          $  4,868,753
Dell, Inc. (a)                                                                                      132,280             3,650,928
EMC Corp. (a)                                                                                       200,030             4,160,624
Network Appliance, Inc. (a)                                                                         126,590             3,406,537
                                                                                                                     ------------
                                                                                                                     $ 16,086,842
                                                                                                                     ------------
CONSUMER GOODS & SERVICES - 4.2%
Apollo Group, Inc., "A" (a)                                                                          39,410          $  2,370,512
Colgate-Palmolive Co.                                                                                47,760             3,406,243
eBay, Inc. (a)                                                                                       93,370             3,643,297
Procter & Gamble Co.                                                                                136,163             9,577,705
                                                                                                                     ------------
                                                                                                                     $ 18,997,757
                                                                                                                     ------------
ELECTRICAL EQUIPMENT - 5.7%
Danaher Corp.                                                                                        87,620          $  7,247,050
General Electric Co.                                                                                288,130            11,928,582
Rockwell Automation, Inc.                                                                            55,740             3,874,487
W.W. Grainger, Inc.                                                                                  35,040             3,195,298
                                                                                                                     ------------
                                                                                                                     $ 26,245,417
                                                                                                                     ------------
ELECTRONICS - 6.6%
Intel Corp.                                                                                         529,440          $ 13,691,318
KLA-Tencor Corp.                                                                                     83,530             4,659,303
National Semiconductor Corp.                                                                         88,580             2,402,290
Samsung Electronics Co. Ltd., GDR                                                                    14,243             4,468,741
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                                    499,961             5,059,605
                                                                                                                     ------------
                                                                                                                     $ 30,281,257
                                                                                                                     ------------
ENERGY - INTEGRATED - 2.0%
Exxon Mobil Corp.                                                                                    70,190          $  6,496,786
Hess Corp.                                                                                           41,400             2,754,342
                                                                                                                     ------------
                                                                                                                     $  9,251,128
                                                                                                                     ------------
FOOD & BEVERAGES - 4.1%
General Mills, Inc.                                                                                  39,160          $  2,271,672
Nestle S.A.                                                                                          18,208             8,183,898
PepsiCo, Inc.                                                                                       115,230             8,441,750
                                                                                                                     ------------
                                                                                                                     $ 18,897,320
                                                                                                                     ------------
FOOD & DRUG STORES - 1.9%
CVS Caremark Corp.                                                                                  215,013          $  8,520,965
                                                                                                                     ------------

GAMING & LODGING - 1.5%
International Game Technology                                                                        62,940          $  2,712,714
Royal Caribbean Cruises Ltd. (l)                                                                    104,370             4,073,561
                                                                                                                     ------------
                                                                                                                     $  6,786,275
                                                                                                                     ------------
GENERAL MERCHANDISE - 2.3%
Family Dollar Stores, Inc. (l)                                                                      126,430          $  3,357,981
Target Corp.                                                                                        109,480             6,959,644
                                                                                                                     ------------
                                                                                                                     $ 10,317,625
                                                                                                                     ------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.6%
UnitedHealth Group, Inc.                                                                             58,140          $  2,815,720
                                                                                                                     ------------

INSURANCE - 0.9%
Aflac, Inc.                                                                                          74,580          $  4,254,043
                                                                                                                     ------------

INTERNET - 2.1%
Google, Inc., "A" (a)                                                                                16,930          $  9,603,881
                                                                                                                     ------------

LEISURE & TOYS - 0.5%
Electronic Arts, Inc. (a)                                                                            38,290          $  2,143,857
                                                                                                                     ------------

MAJOR BANKS - 2.6%
Bank of New York Mellon Corp.                                                                        89,748          $  3,961,477
State Street Corp.                                                                                  117,000             7,974,720
                                                                                                                     ------------
                                                                                                                     $ 11,936,197
                                                                                                                     ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.5%
Cardinal Health, Inc.                                                                                37,420          $  2,339,873
                                                                                                                     ------------

MEDICAL EQUIPMENT - 4.7%
Advanced Medical Optics, Inc. (a)(l)                                                                140,870          $  4,309,213
C.R. Bard, Inc.                                                                                      17,800             1,569,782
DENTSPLY International, Inc.                                                                         44,860             1,867,970
Medtronic, Inc.                                                                                     201,090            11,343,487
ResMed, Inc. (a)(l)                                                                                  54,060             2,317,552
                                                                                                                     ------------
                                                                                                                     $ 21,408,004
                                                                                                                     ------------
NETWORK & TELECOM - 3.8%
Cisco Systems, Inc. (a)                                                                             398,830          $ 13,205,261
Juniper Networks, Inc. (a)                                                                           51,860             1,898,595
QUALCOMM, Inc.                                                                                       59,360             2,508,554
                                                                                                                     ------------
                                                                                                                     $ 17,612,410
                                                                                                                     ------------
OIL SERVICES - 3.1%
Halliburton Co.                                                                                     122,730          $  4,712,832
Noble Corp.                                                                                          93,480             4,585,194
Schlumberger Ltd.                                                                                    22,470             2,359,350
Weatherford International Ltd. (a)                                                                   35,840             2,407,731
                                                                                                                     ------------
                                                                                                                     $ 14,065,107
                                                                                                                     ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 4.0%
American Express Co.                                                                                112,930          $  6,704,654
Commerce Bancorp, Inc.                                                                               59,270             2,298,491
Moody's Corp. (l)                                                                                    46,760             2,356,704
UBS AG                                                                                              128,883             6,933,719
                                                                                                                     ------------
                                                                                                                     $ 18,293,568
                                                                                                                     ------------
PHARMACEUTICALS - 7.6%
Allergan, Inc.                                                                                       68,760          $  4,432,957
Bayer AG                                                                                             32,300             2,572,952
Johnson & Johnson                                                                                   127,330             8,365,581
Novartis AG, ADR                                                                                     62,030             3,409,169
Roche Holding AG                                                                                     51,610             9,363,072
Wyeth                                                                                               144,260             6,426,783
                                                                                                                     ------------
                                                                                                                     $ 34,570,514
                                                                                                                     ------------
SPECIALTY CHEMICALS - 1.0%
Praxair, Inc.                                                                                        52,310          $  4,381,486
                                                                                                                     ------------

SPECIALTY STORES - 3.4%
CarMax, Inc. (a)                                                                                    140,510          $  2,856,568
Lowe's Cos., Inc.                                                                                   120,090             3,364,922
Nordstrom, Inc.                                                                                      75,230             3,527,535
Staples, Inc.                                                                                       273,175             5,870,531
                                                                                                                     ------------
                                                                                                                     $ 15,619,556
                                                                                                                     ------------
TELECOMMUNICATIONS - WIRELESS - 1.6%
America Movil S.A.B. de C.V., "L", ADR                                                              116,190          $  7,436,160
                                                                                                                     ------------

TOBACCO - 0.5%
Altria Group, Inc.                                                                                   33,240          $  2,311,177
                                                                                                                     ------------

TRUCKING - 1.3%
FedEx Corp.                                                                                          24,740          $  2,591,515
United Parcel Service, Inc., "B"                                                                     43,610             3,275,111
                                                                                                                     ------------
                                                                                                                     $  5,866,626
                                                                                                                     ------------
  TOTAL COMMON STOCKS                                                                                                $453,546,093
                                                                                                                     ------------

REPURCHASE AGREEMENTS - 1.1%
Merrill Lynch, 5.1%, dated 9/28/07, due 10/01/07, total to be received $5,085,160
(secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed
securities in a jointly traded account)                                                        $   5,083,00          $  5,083,000
                                                                                                                     ------------
COLLATERAL FOR SECURITIES LOANED - 3.9%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                 17,812,034          $ 17,812,034
                                                                                                                     ------------
  TOTAL INVESTMENTS                                                                                                  $476,441,127
                                                                                                                     ------------
OTHER ASSETS, LESS LIABILITIES - (4.2)%                                                                               (19,292,169)
                                                                                                                     ------------
  NET ASSETS - 100.0%                                                                                                $457,148,958
                                                                                                                     ------------

(a) Non-income producing security.
(l) All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

ADR     American Depository Receipt
GDR     Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS INVESTORS GROWTH STOCK SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $436,620,897
                                                                 ============
Gross unrealized appreciation                                    $ 51,237,739
Gross unrealized depreciation                                     (11,417,509)
                                                                 ------------
      Net unrealized appreciation (depreciation)                 $ 39,820,230
                                                                 ============

The aggregate cost above includes prior fiscal year end tax adjustments.

                                                          M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) STRATEGIC INCOME SERIES
MFS(R) VARIABLE INSURANCE TRUST(SM)

9/30/07
QUARTERLY PORTFOLIO HOLDINGS

[graphic omitted]

PORTFOLIO OF INVESTMENTS    September 30, 2007 (Unaudited)

MFS Variable Insurance Trust - MFS Strategic Income Series

ISSUER                                                                                          SHARES/PAR             VALUE ($)

BONDS - 89.7%

AEROSPACE - 0.6%
Bombardier, Inc., 8%, 2014 (n)                                                                 $     75,000          $     78,563
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017 (n)                                               80,000                81,800
Vought Aircraft Industries, Inc., 8%, 2011                                                           65,000                63,538
                                                                                                                     ------------
                                                                                                                     $    223,901
                                                                                                                     ------------
AIRLINES - 0.2%
Continental Airlines, Inc., 7.566%, 2020                                                       $     67,556          $     66,205
                                                                                                                     ------------

APPAREL MANUFACTURERS - 0.1%
Levi Strauss & Co., 12.25%, 2012                                                               $     45,000          $     48,385
                                                                                                                     ------------

ASSET BACKED & SECURITIZED - 6.0%
ARCap CDO, REIT, Inc., "H", 6.1%, 2045 (n)                                                     $    100,000          $     61,665
Asset Securitization Corp., FRN, 8.145%, 2029                                                       122,044               129,410
Asset Securitization Corp., FRN, 8.635%, 2029 (z)                                                    85,000                87,842
Bayview Financial Revolving Mortgage Loan Trust, FRN, 5.928%, 2040 (z)                              250,000               249,999
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)                                       166,389               164,725
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                                              7,435                 7,374
Crest Ltd. CDO, 7%, 2040                                                                            137,000               114,074
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031                                          153,000               165,596
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)                                                      185,000               186,349
Falcon Franchise Loan LLC, 6.5%, 2014 (z)                                                           250,000               221,953
Falcon Franchise Loan LLC, FRN, 3.689%, 2025 (i)(z)                                                 540,297                69,877
First Union National Bank Commercial Mortgage Trust, FRN, 0.984%, 2043 (i)(n)                     2,188,779                57,687
First Union-Lehman Brothers Bank of America, FRN, 0.687%, 2035 (i)                                4,102,322                51,638
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)                                 153,000               164,832
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.186%, 2030 (i)                            981,986                23,331
Morgan Stanley Capital I, Inc., FRN, 1.476%, 2039 (i)(n)                                          1,332,449                64,424
Mortgage Capital Funding, Inc., FRN, 0.759%, 2031 (i)                                               863,495                 2,298
Prudential Securities Secured Financing Corp., FRN, 7.331%, 2013 (z)                                171,000               183,379
Salomon Brothers Mortgage Securities, Inc., FRN, 7.271%, 2032 (z)                                   224,179               238,635
Wachovia Bank Commercial Mortgage Trust, FRN, 5.194%, 2044                                          158,000               154,837
                                                                                                                     ------------
                                                                                                                     $  2,399,925
                                                                                                                     ------------
AUTOMOTIVE - 1.6%
Ford Motor Credit Co. LLC, 9.75%, 2010                                                         $    225,000          $    229,542
Ford Motor Credit Co. LLC, 7%, 2013                                                                 154,000               139,170
General Motors Corp., 8.375%, 2033                                                                  139,000               121,799
Goodyear Tire & Rubber Co., 9%, 2015                                                                 35,000                37,363
Johnson Controls, Inc., 5.25%, 2011                                                                  30,000                30,014
TRW Automotive, Inc., 7%, 2014 (n)                                                                   80,000                77,600
TRW Automotive, Inc., 7.25%, 2017 (n)                                                                 5,000                 4,875
                                                                                                                     ------------
                                                                                                                     $    640,363
                                                                                                                     ------------
BROADCASTING - 2.5%
Allbritton Communications Co., 7.75%, 2012                                                     $    140,000          $    141,400
Bonten Media Acquisition Co., 9%, 2015 (n)(p)                                                        20,000                17,900
CanWest MediaWorks LP, 9.25%, 2015 (n)                                                               40,000                40,400
Clear Channel Communications, Inc., 5.5%, 2014                                                       65,000                51,036
Grupo Televisa S.A., 8.5%, 2032                                                                      64,000                77,506
Intelsat Bermuda Ltd., 11.25%, 2016                                                                  95,000               101,769
Intelsat Ltd., FRN, 11.41%, 2013                                                                     25,000                26,125
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                                   90,000                91,800
ION Media Networks, Inc., FRN, 11.623%, 2013 (n)                                                     90,000                91,800
LBI Media, Inc., 8.5%, 2017 (n)                                                                      40,000                39,800
Liberty Media Corp., 5.7%, 2013                                                                      60,000                56,054
News America, Inc., 6.4%, 2035                                                                      100,000                96,576
Univision Communications, Inc., 9.75%, 2015 (n)(p)                                                  150,000               146,250
                                                                                                                     ------------
                                                                                                                     $    978,416
                                                                                                                     ------------
BROKERAGE & ASSET MANAGERS - 0.3%
Lehman Brothers Holdings, Inc., 6.5%, 2017                                                     $    100,000          $    101,344
Merrill Lynch & Co., Inc., 6.4%, 2017                                                                30,000                30,954
                                                                                                                     ------------
                                                                                                                     $    132,298
                                                                                                                     ------------
BUILDING - 1.1%
American Standard Cos., Inc., 7.375%, 2008                                                     $    100,000          $    100,475
Lafarge S.A., 6.15%, 2011                                                                           160,000               163,127
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                                                    32,000                19,680
Nortek Holdings, Inc., 8.5%, 2014                                                                    50,000                43,375
Owens Corning, Inc., 6.5%, 2016                                                                      70,000                67,706
Ply Gem Industries, Inc., 9%, 2012                                                                   60,000                48,600
                                                                                                                     ------------
                                                                                                                     $    442,963
                                                                                                                     ------------
BUSINESS SERVICES - 0.4%
Nortel Networks Corp., 10.75%, 2016 (n)                                                        $     35,000          $     36,575
SunGard Data Systems, Inc., 10.25%, 2015                                                            110,000               114,950
                                                                                                                     ------------
                                                                                                                     $    151,525
                                                                                                                     ------------
CABLE TV - 1.2%
CCH I Holdings LLC, 11%, 2015                                                                  $     65,000          $     65,813
CCO Holdings LLC, 8.75%, 2013                                                                       120,000               120,600
CSC Holdings, Inc., 6.75%, 2012                                                                     185,000               178,063
TCI Communications, Inc., 9.8%, 2012                                                                 81,000                93,754
                                                                                                                     ------------
                                                                                                                     $    458,230
                                                                                                                     ------------
CHEMICALS - 1.4%
Innophos, Inc., 8.875%, 2014                                                                   $     45,000          $     44,550
Koppers, Inc., 9.875%, 2013                                                                          45,000                47,588
Momentive Performance Materials, Inc., 9.75%, 2014 (z)                                               50,000                49,500
Momentive Performance Materials, Inc., 11.5%, 2016 (n)                                               30,000                29,700
Mosaic Co., 7.625%, 2016 (n)                                                                        100,000               106,625
Nalco Co., 8.875%, 2013                                                                              80,000                84,000
Nalco Finance Holdings, Inc., 0% to 2009, 9% to 2014                                                 55,000                47,850
Yara International A.S.A., 5.25%, 2014 (n)                                                          150,000               143,242
                                                                                                                     ------------
                                                                                                                     $    553,055
                                                                                                                     ------------
CONSTRUCTION - 0.4%
Lennar Corp., 5.125%, 2010                                                                     $    130,000          $    122,224
Pulte Homes, Inc., 7.875%, 2011                                                                      40,000                38,298
                                                                                                                     ------------
                                                                                                                     $    160,522
                                                                                                                     ------------
CONSUMER GOODS & SERVICES - 2.0%
ACCO Brands Corp., 7.625%, 2015                                                                $     15,000          $     14,325
Corrections Corp. of America, 6.25%, 2013                                                            45,000                44,325
Fortune Brands, Inc., 5.125%, 2011                                                                  107,000               106,079
Jarden Corp., 7.5%, 2017                                                                             65,000                62,888
Kar Holdings, Inc., 10%, 2015 (n)                                                                    75,000                70,313
Realogy Corp., 10.5%, 2014 (n)                                                                       65,000                55,413
Realogy Corp., 12.375%, 2015 (n)                                                                      5,000                 3,775
Service Corp. International, 6.75%, 2015                                                             15,000                14,888
Service Corp. International, 7%, 2017                                                                80,000                78,600
Service Corp. International, 7.625%, 2018                                                            80,000                83,000
Visant Holding Corp., 8.75%, 2013                                                                    70,000                71,575
Western Union Co., 5.4%, 2011                                                                       210,000               209,603
                                                                                                                     ------------
                                                                                                                     $    814,784
                                                                                                                     ------------
CONTAINERS - 1.4%
Crown Americas LLC, 7.75%, 2015                                                                $     70,000          $     72,275
Graham Packaging Co. LP, 9.875%, 2014                                                                35,000                34,650
Greif, Inc., 6.75%, 2017                                                                            200,000               199,500
Owens-Brockway Glass Container, Inc., 8.875%, 2009                                                   44,000                44,660
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                   185,000               191,475
                                                                                                                     ------------
                                                                                                                     $    542,560
                                                                                                                     ------------
DEFENSE ELECTRONICS - 0.9%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)                                                     $    139,000          $    132,476
L-3 Communications Corp., 6.125%, 2014                                                              225,000               220,500
L-3 Communications Corp., 5.875%, 2015                                                               15,000                14,400
                                                                                                                     ------------
                                                                                                                     $    367,376
                                                                                                                     ------------
ELECTRONICS - 0.6%
Avago Technologies Finance, 11.875%, 2015                                                      $     20,000          $     22,300
Flextronics International Ltd., 6.25%, 2014                                                          25,000                23,375
Freescale Semiconductor, Inc., 10.125%, 2016                                                        135,000               125,550
NXP B.V./NXP Funding LLC, 7.875%, 2014                                                               25,000                24,063
Spansion LLC, 11.25%, 2016 (n)                                                                       45,000                44,100
                                                                                                                     ------------
                                                                                                                     $    239,388
                                                                                                                     ------------
EMERGING MARKET QUASI-SOVEREIGN - 2.2%
Majapahit Holding B.V., 7.25%, 2017 (n)                                                        $    100,000          $     98,000
OAO Gazprom, 9.625%, 2013                                                                            70,000                80,773
OAO Gazprom, 6.212%, 2016                                                                           452,000               445,356
OAO Gazprom, 6.51%, 2022                                                                            100,000                98,800
Pemex Project Funding Master Trust, 8.625%, 2022                                                    133,000               164,048
                                                                                                                     ------------
                                                                                                                     $    886,977
                                                                                                                     ------------
EMERGING MARKET SOVEREIGN - 4.2%
Federative Republic of Brazil, 8%, 2018                                                        $     44,000          $     49,104
Republic of Argentina, 7%, 2013                                                                      79,834                69,178
Republic of Argentina, FRN, 5.475%, 2012                                                            269,375               241,951
Republic of Colombia, FRN, 7.33%, 2015                                                              145,000               150,800
Republic of El Salvador, 7.65%, 2035                                                                 52,000                58,370
Republic of Indonesia, 6.625%, 2037                                                                 100,000                95,625
Republic of Panama, 9.375%, 2029                                                                    136,000               182,240
Republic of Panama, 6.7%, 2036                                                                       41,000                42,128
Republic of Peru, 6.55%, 2037                                                                       108,000               111,456
Republic of Philippines, 9.375%, 2017                                                                30,000                36,561
Republic of South Africa, 5.875%, 2022                                                              100,000                97,875
Republic of Uruguay, 8%, 2022                                                                       100,000               111,000
Republic of Venezuela, 7%, 2018                                                                     104,000                92,560
United Mexican States, 6.625%, 2015                                                                   8,000                 8,560
United Mexican States, 8.3%, 2031                                                                    45,000                57,668
United Mexican States, 6.75%, 2034                                                                  248,000               269,700
                                                                                                                     ------------
                                                                                                                     $  1,674,776
                                                                                                                     ------------
ENERGY - INDEPENDENT - 2.2%
Anadarko Petroleum Corp., 5.95%, 2016                                                          $     60,000          $     59,425
Chaparral Energy, Inc., 8.875%, 2017 (n)                                                             55,000                51,563
Chesapeake Energy Corp., 6.375%, 2015                                                               230,000               225,688
Forest Oil Corp., 7.25%, 2019 (n)                                                                    35,000                35,000
Hilcorp Energy I LP, 7.75%, 2015 (n)                                                                 20,000                19,550
Hilcorp Energy I LP, 9%, 2016 (n)                                                                    70,000                71,400
Mariner Energy, Inc., 8%, 2017                                                                       50,000                48,875
Newfield Exploration Co., 6.625%, 2014                                                               50,000                49,125
Nexen, Inc., 6.4%, 2037                                                                             140,000               136,046
Plains Exploration & Production Co., 7%, 2017                                                       110,000               102,850
Quicksilver Resources, Inc., 7.125%, 2016                                                            65,000                64,025
                                                                                                                     ------------
                                                                                                                     $    863,547
                                                                                                                     ------------
ENERGY - INTEGRATED - 0.5%
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (n)                                          $    100,000          $     97,930
TNK-BP Finance S.A., 7.5%, 2016 (n)                                                                  96,000                95,338
                                                                                                                     ------------
                                                                                                                     $    193,268
                                                                                                                     ------------
ENTERTAINMENT - 0.3%
AMC Entertainment, Inc., 11%, 2016                                                             $     40,000          $     42,600
Time Warner, Inc., 6.5%, 2036                                                                        10,000                 9,648
Turner Broadcasting System, Inc., 8.375%, 2013                                                       70,000                78,295
                                                                                                                     ------------
                                                                                                                     $    130,543
                                                                                                                     ------------
FINANCIAL INSTITUTIONS - 2.4%
Capmark Financial Group, Inc., 6.3%, 2017 (z)                                                  $    140,000          $    121,842
CIT Group, Inc., 6.1% to 2017, FRN to 2067                                                           10,000                 8,252
Countrywide Financial Corp., 6.25%, 2016                                                            130,000               117,645
General Motors Acceptance Corp., 5.85%, 2009                                                        141,000               138,004
General Motors Acceptance Corp., 6.875%, 2011                                                        43,000                40,922
General Motors Acceptance Corp., 6.75%, 2014                                                         98,000                88,825
General Motors Acceptance Corp., 8%, 2031                                                            26,000                25,508
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065(n)                                                200,000               198,608
ORIX Corp., 5.48%, 2011                                                                             180,000               176,492
Residential Capital LLC, 7.125%, 2008                                                                35,000                31,325
Residential Capital LLC, 6.5%, 2012                                                                   8,000                 6,480
                                                                                                                     ------------
                                                                                                                     $    953,903
                                                                                                                     ------------
FOOD & BEVERAGES - 1.3%
ARAMARK Corp., 8.5%, 2015                                                                      $    110,000          $    112,200
B&G Foods Holding Corp., 8%, 2011                                                                    45,000                44,550
Dean Foods Co., 7%, 2016                                                                             61,000                57,950
Del Monte Corp., 6.75%, 2015                                                                         50,000                48,000
Miller Brewing Co., 5.5%, 2013 (n)                                                                  150,000               147,020
Tyson Foods, Inc., 6.6%, 2016                                                                        90,000                92,747
                                                                                                                     ------------
                                                                                                                     $    502,467
                                                                                                                     ------------
FOOD & DRUG STORES - 0.2%
CVS Caremark Corp., 5.75%, 2017                                                                $     70,000          $     68,324
                                                                                                                     ------------

FOREST & PAPER PRODUCTS - 1.1%
Buckeye Technologies, Inc., 8%, 2010                                                           $     13,000          $     13,260
Buckeye Technologies, Inc., 8.5%, 2013                                                              130,000               131,300
Jefferson Smurfit Corp., 8.25%, 2012                                                                 28,000                28,070
JSG Funding PLC, 7.75%, 2015                                                                EUR      65,000                91,599
Millar Western Forest Products, Ltd., 7.75%, 2013                                              $     75,000                59,250
Stora Enso Oyj, 6.404%, 2016 (n)                                                                    100,000                98,548
                                                                                                                     ------------
                                                                                                                     $    422,027
                                                                                                                     ------------
GAMING & LODGING - 2.4%
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)                                         $     55,000          $     51,563
Harrah's Entertainment, Inc., 5.75%, 2017                                                           160,000               122,400
Harrah's Operating Co., Inc., 5.375%, 2013                                                           25,000                20,250
Isle of Capri Casinos, Inc., 7%, 2014                                                                75,000                67,125
Majestic Star Casino LLC, 9.75%, 2011                                                                30,000                25,200
MGM Mirage, Inc., 8.375%, 2011                                                                      230,000               239,775
MGM Mirage, Inc., 6.75%, 2013                                                                        40,000                39,100
MGM Mirage, Inc., 7.5%, 2016                                                                         30,000                29,813
Scientific Games Corp., 6.25%, 2012                                                                  85,000                81,919
Station Casinos, Inc., 6.5%, 2014                                                                   110,000                96,800
Wimar Opco LLC, 9.625%, 2014 (n)                                                                    125,000                96,875
Wyndham Worldwide Corp., 6%, 2016                                                                    40,000                38,738
Wynn Las Vegas LLC, 6.625%, 2014                                                                     65,000                63,700
                                                                                                                     ------------
                                                                                                                     $    973,258
                                                                                                                     ------------
INDUSTRIAL - 0.6%
Blount, Inc., 8.875%, 2012                                                                     $     90,000          $     91,463
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                                    70,000                71,050
Steelcase, Inc., 6.5%, 2011                                                                          61,000                63,241
                                                                                                                     ------------
                                                                                                                     $    225,754
                                                                                                                     ------------
INSURANCE - 1.2%
Allianz AG, 5.5% to 2014, FRN to 2049                                                       EUR     105,000          $    148,098
American International Group, Inc., 6.25%, 2037                                                $    120,000               112,975
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                         240,000               226,761
                                                                                                                     ------------
                                                                                                                     $    487,834
                                                                                                                     ------------
INSURANCE - HEALTH - 0.1%
Centene Corp., 7.25%, 2014                                                                     $     30,000          $     29,400
                                                                                                                     ------------

INSURANCE - PROPERTY & CASUALTY - 0.8%
AXIS Capital Holdings Ltd., 5.75%, 2014                                                        $    180,000          $    178,125
Chubb Corp., 6.375% to 2017, FRN to 2037                                                             60,000                59,646
USI Holdings Corp., 9.75%, 2015 (n)                                                                 100,000                89,750
                                                                                                                     ------------
                                                                                                                     $    327,521
                                                                                                                     ------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 3.7%
Canada Housing Trust, 4.6%, 2011                                                            CAD      33,000          $     33,443
Development Bank of Japan, 1.75%, 2010                                                      JPY  16,000,000               141,989
Development Bank of Japan, 1.4%, 2012                                                       JPY  23,000,000               201,352
Development Bank of Japan, 1.05%, 2023                                                      JPY  35,000,000               264,182
Eksportfinans A.S.A., 1.6%, 2014                                                            JPY  14,000,000               122,827
Japan Finance Corp. for Municipal Enterprises, 2%, 2016                                     JPY  30,000,000               270,039
KfW Bankengruppe, 1.35%, 2014                                                               JPY  37,000,000               321,739
KfW Bankengruppe, 2.05%, 2026                                                               JPY  14,000,000               121,739
                                                                                                                     ------------
                                                                                                                     $  1,477,310
                                                                                                                     ------------
INTERNATIONAL MARKET SOVEREIGN - 8.6%
Federal Republic of Germany, 5.25%, 2010                                                    EUR     164,000          $    240,858
Federal Republic of Germany, 3.75%, 2015                                                    EUR      42,000                58,038
Federal Republic of Germany, 6.25%, 2030                                                    EUR     104,000               181,435
Government of Canada, 5.5%, 2009                                                            CAD      74,000                76,093
Government of Canada, 4.5%, 2015                                                            CAD      58,000                59,040
Government of Canada, 5.75%, 2033                                                           CAD      20,000                24,052
Kingdom of Belgium, 5.5%, 2017                                                              EUR      78,000               120,226
Kingdom of Denmark, 4%, 2015                                                                DKK     342,000                63,860
Kingdom of Netherlands, 3.75%, 2009                                                         EUR     475,000               673,537
Kingdom of Netherlands, 3.75%, 2014                                                         EUR      36,000                49,780
Kingdom of Spain, 5.35%, 2011                                                               EUR     250,000               371,575
Kingdom of Sweden, 4.5%, 2015                                                               SEK     230,000                36,199
Republic of Austria, 4.65%, 2018                                                            EUR     179,000               259,647
Republic of France, 4.75%, 2012                                                             EUR      50,000                72,979
Republic of France, 5%, 2016                                                                EUR      89,000               132,609
Republic of France, 6%, 2025                                                                EUR      46,000                76,636
Republic of France, 4.75%, 2035                                                             EUR     194,000               280,740
Republic of Ireland, 4.6%, 2016                                                             EUR     186,000               268,885
United Kingdom Treasury, 8%, 2015                                                           GBP      71,000               173,366
United Kingdom Treasury, 8%, 2021                                                           GBP      27,000                71,639
United Kingdom Treasury, 4.25%, 2036                                                        GBP      71,000               137,127
                                                                                                                     ------------
                                                                                                                     $  3,428,321
                                                                                                                     ------------
MACHINERY & TOOLS - 0.5%
Atlas Copco AB, 5.6%, 2017 (z)                                                                 $    160,000          $    157,894
Case New Holland, Inc., 7.125%, 2014                                                                 60,000                61,500
                                                                                                                     ------------
                                                                                                                     $    219,394
                                                                                                                     ------------
MAJOR BANKS - 2.0%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049                                              $    240,000          $    228,330
BNP Paribas, 5.186% to 2015, FRN to 2049(n)                                                         103,000                94,396
BNP Paribas, 7.195% to 2037, FRN to 2049(z)                                                         100,000                99,462
Royal Bank of Scotland Group PLC, 9.118%, 2049                                                       93,000                99,581
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049(n)                                  125,000               136,612
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042                                               120,000               119,195
                                                                                                                     ------------
                                                                                                                     $    777,576
                                                                                                                     ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 3.2%
Advanced Medical Optics, Inc., 7.5%, 2017                                                      $     30,000          $     27,600
Cardinal Health, Inc., 5.8%, 2016 (z)                                                                94,000                92,539
Community Health Systems, Inc., 8.875%, 2015 (n)                                                     95,000                97,613
Cooper Cos., Inc., 7.125%, 2015                                                                     105,000               103,425
DaVita, Inc., 6.625%, 2013                                                                           35,000                34,738
DaVita, Inc., 7.25%, 2015                                                                           150,000               150,375
HCA, Inc., 6.375%, 2015                                                                              90,000                76,725
HCA, Inc., 9.25%, 2016 (n)                                                                          175,000               185,938
HealthSouth Corp., 10.75%, 2016                                                                     115,000               121,038
Hospira, Inc., 5.55%, 2012                                                                           50,000                49,941
Hospira, Inc., 6.05%, 2017                                                                           40,000                39,349
McKesson Corp., 5.7%, 2017                                                                           40,000                39,060
Owens & Minor, Inc., 6.35%, 2016                                                                     70,000                71,009
Psychiatric Solutions, Inc., 7.75%, 2015                                                             60,000                60,750
U.S. Oncology, Inc., 10.75%, 2014                                                                    55,000                56,788
Universal Hospital Services, Inc., 8.5%, 2015 (n)(p)                                                 35,000                34,650
Universal Hospital Services, Inc., FRN, 8.759%, 2015 (n)                                             10,000                 9,950
VWR Funding, Inc., 10.25%, 2015 (n)                                                                  35,000                33,775
                                                                                                                     ------------
                                                                                                                     $  1,285,263
                                                                                                                     ------------
MEDICAL EQUIPMENT - 0.1%
LVB Acquisition Merger Sub, Inc., 10%, 2017 (z)                                                $     40,000          $     40,000
                                                                                                                     ------------

METALS & MINING - 1.7%
Arch Western Finance LLC, 6.75%, 2013                                                          $     85,000          $     83,300
FMG Finance Ltd., 10.625%, 2016 (n)                                                                  85,000               100,088
Foundation PA Coal Co., 7.25%, 2014                                                                  35,000                34,300
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015                                                    50,000                54,000
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017                                                  120,000               131,100
Peabody Energy Corp., 7.375%, 2016                                                                   20,000                21,100
Peabody Energy Corp., "B", 6.875%, 2013                                                              90,000                90,900
PNA Group, Inc., 10.75%, 2016                                                                        45,000                45,900
Vale Overseas Ltd., 6.25%, 2017                                                                     100,000               101,120
                                                                                                                     ------------
                                                                                                                     $    661,808
                                                                                                                     ------------
MORTGAGE BACKED - 3.8%
Fannie Mae, 6%, 2017 - 2034                                                                    $    529,592          $    533,842
Fannie Mae, 5.5%, 2020 - 2035                                                                       972,677               964,289
                                                                                                                     ------------
                                                                                                                     $  1,498,131
                                                                                                                     ------------
NATURAL GAS - DISTRIBUTION - 0.3%
AmeriGas Partners LP, 7.125%, 2016                                                             $     65,000          $     63,213
Inergy LP, 6.875%, 2014                                                                              45,000                43,425
                                                                                                                     ------------
                                                                                                                     $    106,638
                                                                                                                     ------------
NATURAL GAS - PIPELINE - 2.6%
Atlas Pipeline Partners LP, 8.125%, 2015                                                       $     60,000          $     59,100
CenterPoint Energy Resources Corp., 7.875%, 2013                                                    192,000               209,773
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)                              105,000               107,865
Intergas Finance B.V., 6.375%, 2017                                                                 100,000                96,570
Kinder Morgan Energy Partners LP, 6%, 2017                                                           90,000                88,980
Kinder Morgan Finance, 5.35%, 2011                                                                  169,000               164,482
Spectra Energy Capital LLC, 8%, 2019                                                                 66,000                73,281
Williams Cos., Inc., 7.125%, 2011                                                                   130,000               134,713
Williams Cos., Inc., 8.75%, 2032                                                                     55,000                63,319
Williams Partners LP, 7.25%, 2017                                                                    45,000                45,900
                                                                                                                     ------------
                                                                                                                     $  1,043,983
                                                                                                                     ------------
NETWORK & TELECOM - 2.0%
Cincinnati Bell, Inc., 8.375%, 2014                                                            $     55,000          $     54,863
Citizens Communications Co., 9.25%, 2011                                                            178,000               193,130
Citizens Communications Co., 9%, 2031                                                                75,000                76,125
Deutsche Telekom International Finance B.V., 8%, 2010                                                58,000                62,129
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)                                                      55,000                58,025
Qwest Corp., 8.875%, 2012                                                                            35,000                38,194
Qwest Corp., 7.5%, 2014                                                                              65,000                67,600
Telecom Italia Capital, 4.875%, 2010                                                                 26,000                25,706
Telefonica Europe B.V., 7.75%, 2010                                                                 120,000               128,136
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                                      35,000                36,313
Windstream Corp., 8.625%, 2016                                                                       45,000                47,981
Windstream Corp., 7%, 2019                                                                           10,000                 9,750
                                                                                                                     ------------
                                                                                                                     $    797,952
                                                                                                                     ------------
OIL SERVICES - 0.4%
Basic Energy Services, Inc., 7.125%, 2016                                                      $     80,000          $     77,800
Compagnie Generale de
Geophysique - Veritas, 7.75%, 2017                                                                   50,000                51,500
Weatherford International, Inc., 6.35%, 2017 (z)                                                     30,000                30,518
                                                                                                                     ------------
                                                                                                                     $    159,818
                                                                                                                     ------------
OILS - 0.6%
Petroleos de Venezuela S.A., 5.25%, 2017                                                       $    100,000          $     73,750
Premcor Refining Group, Inc., 7.5%, 2015                                                            140,000               145,928
                                                                                                                     ------------
                                                                                                                     $    219,678
                                                                                                                     ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 2.0%
Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (n)                                              $     77,000          $     80,369
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014(n)                                       82,000                81,467
Bosphorus Financial Services Ltd., FRN, 7.357%, 2012 (z)                                            100,000                99,005
CenterCredit International B.V., 8.625%, 2014 (n)                                                   100,000                91,000
HSBK Europe B.V., 7.25%, 2017 (n)                                                                   100,000                91,130
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049(n)                                     80,000                74,996
Russian Standard Finance S.A., 8.625%, 2011 (n)                                                     101,000                89,668
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                                          120,000               118,144
UFJ Finance Aruba AEC, 6.75%, 2013                                                                   70,000                72,451
                                                                                                                     ------------
                                                                                                                     $    798,230
                                                                                                                     ------------
PHARMACEUTICALS - 0.3%
Teva Pharmaceutical Finance LLC, 5.55%, 2016                                                   $     39,000          $     37,887
Warner Chilcott Corp., 8.75%, 2015                                                                   96,000                99,360
                                                                                                                     ------------
                                                                                                                     $    137,247
                                                                                                                     ------------
PRECIOUS METALS & MINERALS - 0.4%
Alrosa Finance S.A., 8.875%, 2014                                                              $    152,000          $    167,180
                                                                                                                     ------------

PRINTING & PUBLISHING - 2.0%
American Media Operations, Inc., 10.25%, 2009                                                  $     70,000          $     62,300
Dex Media East LLC, 9.875%, 2009                                                                    100,000               102,625
Dex Media West LLC, 9.875%, 2013                                                                    142,000               151,053
Idearc, Inc., 8%, 2016                                                                              265,000               264,338
Nielsen Finance LLC, 10%, 2014                                                                       40,000                42,300
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016                                                      140,000                98,000
R.H. Donnelley Corp., 8.875%, 2016                                                                   65,000                66,219
                                                                                                                     ------------
                                                                                                                     $    786,835
                                                                                                                     ------------
REAL ESTATE - 0.6%
ERP Operating LP, REIT, 5.75%, 2017                                                            $     60,000          $     57,334
Simon Property Group LP, REIT, 6.1%, 2016                                                           190,000               189,487
                                                                                                                     ------------
                                                                                                                     $    246,821
                                                                                                                     ------------
RETAILERS - 0.6%
Couche-Tard, Inc., 7.5%, 2013                                                                  $     80,000          $     81,400
Limited Brands, Inc., 5.25%, 2014                                                                    91,000                83,800
Rite Aid Corp., 9.5%, 2017 (n)                                                                       40,000                37,400
Sally Beauty Holdings, Inc., 9.25%, 2014                                                             20,000                20,200
                                                                                                                     ------------
                                                                                                                     $    222,800
                                                                                                                     ------------
SPECIALTY STORES - 0.4%
Claire's Stores, Inc., 9.25%, 2015 (n)                                                         $     50,000          $     43,250
Claire's Stores, Inc., 10.5%, 2017 (n)                                                               30,000                23,100
Michaels Stores, Inc., 10%, 2014                                                                     40,000                41,000
Payless ShoeSource, Inc., 8.25%, 2013                                                                70,000                67,725
                                                                                                                     ------------
                                                                                                                     $    175,075
                                                                                                                     ------------
SUPERMARKETS - 0.4%
Safeway, Inc., 4.95%, 2010                                                                     $     54,000          $     53,565
Safeway, Inc., 6.5%, 2011                                                                            70,000                73,233
SUPERVALU, Inc., 7.5%, 2014                                                                          45,000                45,788
                                                                                                                     ------------
                                                                                                                     $    172,586
                                                                                                                     ------------
SUPRANATIONAL - 0.3%
Central American Bank, 4.875%, 2012 (n)                                                        $    140,000          $    137,489
                                                                                                                     ------------

TELECOMMUNICATIONS - WIRELESS - 1.6%
American Tower Corp., 7%, 2017 (z)                                                             $     25,000          $     25,156
Centennial Communications Corp., 10.125%, 2013                                                       50,000                53,000
MetroPCS Wireless, Inc., 9.25%, 2014 (n)                                                             25,000                25,500
MetroPCS Wireless, Inc., 9.25%, 2014 (n)                                                             20,000                20,400
Nextel Communications, Inc., 5.95%, 2014                                                            195,000               186,168
OJSC Vimpel Communications, 8.25%, 2016                                                             100,000               102,790
Rogers Cable, Inc., 5.5%, 2014                                                                       79,000                76,179
Vodafone Group PLC, 5.375%, 2015                                                                    140,000               135,837
                                                                                                                     ------------
                                                                                                                     $    625,030
                                                                                                                     ------------
TELEPHONE SERVICES - 0.3%
Embarq Corp., 7.082%, 2016                                                                     $    100,000          $    103,669
                                                                                                                     ------------

TOBACCO - 1.0%
Reynolds American, Inc., 7.25%, 2012                                                           $    102,000          $    108,180
Reynolds American, Inc., 6.75%, 2017                                                                270,000               276,750
                                                                                                                     ------------
                                                                                                                     $    384,930
                                                                                                                     ------------
TRANSPORTATION - 0.3%
IIRSA Norte Finance Ltd., 8.75%, 2024 (p)                                                      $    110,265          $    130,113
                                                                                                                     ------------

TRANSPORTATION - SERVICES - 0.2%
Hertz Corp., 8.875%, 2014                                                                      $     65,000          $     66,950
                                                                                                                     ------------

U.S. GOVERNMENT AGENCIES - 3.0%
Fannie Mae, 4.25%, 2007                                                                        $    400,000          $    399,734
Small Business Administration, 6.35%, 2021                                                          108,060               111,561
Small Business Administration, 4.34%, 2024                                                          154,773               147,299
Small Business Administration, 4.99%, 2024                                                          181,495               179,445
Small Business Administration, 4.625%, 2025                                                          82,264                79,318
Small Business Administration, 4.86%, 2025                                                          205,735               201,601
Small Business Administration, 5.11%, 2025                                                           74,815                74,271
                                                                                                                     ------------
                                                                                                                     $  1,193,229
                                                                                                                     ------------
U.S. TREASURY OBLIGATIONS - 3.0%
U.S. Treasury Bonds, 5.375%, 2031                                                              $     51,000          $     54,594
U.S. Treasury Bonds, 4.5%, 2036                                                                      17,000                16,117
U.S. Treasury Notes, 4.875%, 2008                                                                    67,000                67,272
U.S. Treasury Notes, 4.25%, 2010                                                                    500,000               503,138
U.S. Treasury Notes, 4.125%, 2015 (f)                                                                53,000                51,882
U.S. Treasury Notes, 4.5%, 2015                                                                      40,000                40,053
U.S. Treasury Notes, TIPS, 0.875%, 2010                                                              81,365                78,664
U.S. Treasury Notes, TIPS, 3%, 2012                                                                  92,681                96,460
U.S. Treasury Notes, TIPS, 1.625%, 2015                                                             291,268               278,661
                                                                                                                     ------------
                                                                                                                     $  1,186,841
                                                                                                                     ------------
UTILITIES - ELECTRIC POWER - 3.6%
AES Corp., 9.375%, 2010                                                                        $    135,000          $    142,425
Beaver Valley Funding Corp., 9%, 2017                                                               170,000               188,496
Edison Mission Energy, 7%, 2017 (n)                                                                 155,000               152,675
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                                    9,000                10,065
Enersis S.A., 7.375%, 2014                                                                          177,000               187,862
FirstEnergy Corp., 6.45%, 2011                                                                       94,000                97,183
HQI Transelec Chile S.A., 7.875%, 2011                                                              130,000               137,835
Intergen N.V., 9%, 2017 (n)                                                                          35,000                36,750
ISA Capital do Brasil S.A., 7.875%, 2012 (n)                                                        100,000               101,500
Mirant North American LLC, 7.375%, 2013                                                              65,000                65,975
NRG Energy, Inc., 7.375%, 2016                                                                      205,000               205,513
Reliant Energy, Inc., 7.875%, 2017                                                                  100,000               100,625
                                                                                                                     ------------
                                                                                                                     $  1,426,904
                                                                                                                     ------------
  Total Bonds                                                                                                        $ 35,637,296
                                                                                                                     ------------

FLOATING RATE LOANS(g)(r) - 1.4%

AEROSPACE - 0.1%
Hawker Beechcraft Acquisition Co., Letter of Credit, 7.3%, 2014                                $      3,336          $      3,236
Hawker Beechcraft Acquisition Co., Term Loan, 7.19%, 2014                                            41,626                40,377
                                                                                                                     ------------
                                                                                                                     $     43,613
                                                                                                                     ------------
AUTOMOTIVE - 0.2%
Allison Transmission, Term Loan B, 2014 (o)                                                    $     22,912          $     22,167
Goodyear Tire & Rubber Co., Second Lien Term Loan, 6.85%, 2014                                       41,809                40,450
                                                                                                                     ------------
                                                                                                                     $     62,617
                                                                                                                     ------------
BROADCASTING - 0.2%
Gray Television, Inc., Term Loan, 6.86%, 2014                                                  $     24,604          $     23,620
Univision Communications, Inc., Term Loan B, 7.61%, 2014                                             38,640                36,708
                                                                                                                     ------------
                                                                                                                     $     60,328
                                                                                                                     ------------
BUILDING - 0.0%
Building Materials Holding Corp. of America, Second Lien Term Loan, 11.31%, 2014               $     15,227          $     12,791
                                                                                                                     ------------

CABLE TV - 0.3%
Charter Communications Operating LLC, Term Loan, 7.13%, 2013                                   $     38,439          $     37,082
CSC Holdings, Inc., Incremental Term Loan, 7.57%, 2013                                               46,853                46,163
Mediacom Illinois LLC, Term Loan A, 6.83%, 2011                                                      41,921                39,961
                                                                                                                     ------------
                                                                                                                     $    123,206
                                                                                                                     ------------
CHEMICALS - 0.1%
Celanese AG, Term Loan B, 7.11%, 2014                                                          $     42,590          $     41,730
                                                                                                                     ------------

COMPUTER SOFTWARE - 0.1%
First Data Corp. Term Loan B-2, 2014 (o)                                                       $     27,895          $     26,828
                                                                                                                     ------------

FOOD & BEVERAGES - 0.0%
Dean Foods Co., Term Loan B, 6.7%, 2014                                                        $      4,700          $      4,579
                                                                                                                     ------------

MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.2%
Advanced Medical Optics, Inc., Term Loan, 2014 (o)                                             $     18,969          $     17,878
Community Health Systems, Inc., Term Loan B, 7.76%, 2014                                             28,972                28,420
HCA, Inc., Term Loan B, 7.45%, 2013                                                                  23,409                22,931
                                                                                                                     ------------
                                                                                                                     $     69,229
                                                                                                                     ------------
NATURAL GAS - PIPELINE - 0.0%
Kinder Morgan, Inc., Term Loan, 6.64%, 2014                                                    $     11,552          $     11,317
                                                                                                                     ------------

POLLUTION CONTROL - 0.1%
Allied Waste North America, Inc., Term Loan, 6.76%, 2012                                       $     33,130          $     32,656
Allied Waste North America, Inc., Term Loan A, Credit Linked
Deposit, 6.82%, 2012                                                                                 18,937                18,666
                                                                                                                     ------------
                                                                                                                     $     51,322
                                                                                                                     ------------
SPECIALTY STORES - 0.1%
Michaels Stores, Inc., Term Loan B, 7.64%, 2013                                                $     48,787          $     47,262
                                                                                                                     ------------
  Total Floating Rate Loans                                                                                          $    554,822
                                                                                                                     ------------

PREFERRED STOCKS - 0.0%

REAL ESTATE - 0.0%
HRPT Properties Trust, "B", REIT, 8.75%                                                                 275          $      6,963
                                                                                                                     ------------

SHORT-TERM OBLIGATIONS (y) - 8.4%
Abbey National North America LLC, 5.2%, due 10/01/07                                           $  1,594,000          $  1,594,000
Cargill, Inc., 4.85%, due 10/01/07 (t)                                                              162,000               162,000
Societe Generale North America, 5.1%, due 10/01/07                                                1,594,000             1,594,000
                                                                                                                     ------------
  Total Short-Term Obligations                                                                                       $  3,350,000
                                                                                                                     ------------
  Total Investments(k)                                                                                               $ 39,549,081
                                                                                                                     ------------

OTHER ASSETS, LESS LIABILITIES - 0.5%                                                                                     186,739
                                                                                                                     ------------

  NET ASSETS - 100.0%                                                                                                $ 39,735,820
                                                                                                                     ------------

(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(i) Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of September 30, 2007, the series held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $34,447,028 and 87.10% of market value. An independent pricing service provided an evaluated bid for
    85.26% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,646,566, representing 11.7% of net assets.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p) Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of
    1933.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The series holds the following restricted securities:

                                                                  ACQUISITION        ACQUISITION         CURRENT        TOTAL % OF
RESTRICTED SECURITIES                                                 DATE               COST         MARKET VALUE      NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 7%, 2017                                      9/24/07            $ 25,000        $   25,156
Asset Securitization Corp., FRN, 8.635%, 2029                       1/25/05              73,340            87,842
Atlas Copco AB, 5.6%, 2017                                          5/15/07             159,928           157,894
Bayview Financial Revolving Mortgage Loan Trust,
FRN, 5.928%, 2040                                                   3/01/06             250,000           249,999
BNP Paribas, 7.195% to 2037, FRN to 2049                            6/18/07             100,000            99,462
Bosphorus Financial Services Ltd., FRN, 7.357%, 2012                3/08/05             100,000            99,005
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011           3/08/07             167,221           164,725
Capmark Financial Group, Inc., 6.3%, 2017                           5/03/07             139,775           121,842
Cardinal Health, Inc., 5.8%, 2016                                   7/10/07              90,718            92,539
DLJ Commercial Mortgage Corp., 6.04%, 2031                          7/23/04             182,174           186,349
Falcon Franchise Loan LLC, 6.5%, 2014                               7/15/05             216,855           221,953
Falcon Franchise Loan LLC, FRN, 3.689%, 2025                        1/29/03             102,636            69,877
LVB Acquisition Merger Sub, Inc., 10%, 2017                     9/24/07-9/25/07          39,987            40,000
Momentive Performance Materials, Inc., 9.75%, 2014              9/10/07-9/25/07          48,750            49,500
Prudential Securities Secured Financing Corp., FRN,
7.331%, 2013                                                        12/06/04            189,843           183,379
Salomon Brothers Mortgage Securities, Inc.,
FRN, 7.271%, 2032                                                   1/07/05             257,552           238,635
Weatherford International, Inc., 6.35%, 2017                        6/14/07              29,976            30,518
-------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                            $2,118,675          5.3%
                                                                                                       ========================

The following abbreviations are used in this report and are defined:

CDO          Collateralized Debt Obligation
CLN          Credit-Linked Note
FRN          Floating Rate Note.  Interest rate resets periodically and may not be the rate reported at period end.
REIT         Real Estate Investment Trust
TIPS         Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD          Canadian Dollar
DKK          Danish Krone
EUR          Euro
GBP          British Pound
JPY          Japanese Yen
MXN          Mexican Peso
PLN          Polish Zloty
SEK          Swedish Krona
SGD          Singapore Dollar

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS STRATEGIC INCOME SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                               $39,670,693
                                                                             ===========
Gross unrealized appreciation                                                $   678,427
Gross unrealized depreciation                                                   (800,039)
                                                                             -----------
      Net unrealized appreciation (depreciation)                             $  (121,612)
                                                                             ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) UNFUNDED LOAN COMMITMENTS

As of September 30, 2007, the portfolio had unfunded loan commitments of $4,309, which could be extended at the option of the borrower:

                                                                                             UNFUNDED         UNREALIZED
                                                                                               LOAN          APPRECIATION
BORROWER                                                                                    COMMITMENT      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., Delayed Draw, Term Loan, 2014                                 $1,911            $(36)
Univision Communications, Inc., Delayed Draw, Term Loan, 2014                                  2,398              50
-------------------------------------------------------------------------------------------------------------------------
                                                                                              $4,309            $ 14
                                                                                              ======            ====

At September 30, 2007, the series had sufficient cash and/or other liquid securities to cover any commitments under these contracts.

(3) FINANCIAL INSTRUMENTS

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT 9/30/07

                                                                                                            NET UNREALIZED
                              CONTRACTS TO           SETTLEMENT                              CONTRACTS       APPRECIATION
TYPE          CURRENCY      DELIVER/RECEIVE          DATE RANGE         IN EXCHANGE FOR       AT VALUE      (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
APPRECIATION
------------
    Buy         EUR                50,964             12/19/07              $ 71,512          $ 72,838         $  1,326
    Buy         PLN               151,190             11/30/07                56,581            57,295              714
    Buy         SGD               118,416             10/04/07                77,920            79,715            1,795

                                                                                                               --------
                                                                                                               $  3,835
                                                                                                               ========

DEPRECIATION
------------
    Sell        CAD               187,549             11/13/07              $180,708          $188,836         $ (8,128)
    Sell        DKK               338,177             10/10/07                62,780            64,753           (1,973)
    Sell        EUR               660,580        11/19/07-12/14/07           919,460           943,824          (24,364)
    Sell        GBP               180,431        12/14/07-12/19/07           362,228           368,393           (6,165)
    Buy         JPY            34,801,837             11/13/07               305,657           305,042             (615)
    Sell        JPY            51,940,722             11/13/07               452,998           455,266           (2,268)
    Buy         MXN               414,872             11/30/07                37,839            37,789              (50)
    Sell        SEK               234,540             11/13/07                36,035            36,482             (447)
                                                                                                               --------
                                                                                                               $(44,010)
                                                                                                               ========

FUTURES CONTRACTS OUTSTANDING AT 9/30/07

                                                                                                              UNREALIZED
                                                                                             EXPIRATION      APPRECIATION
DESCRIPTION                                          CONTRACTS                VALUE             DATE        (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Short)                               1                  $111,344           Dec-07          $   106
U.S. Treasury Note 5 yr (Long)                           1                   107,031           Dec-07              122
U.S. Treasury Note 10 yr (Short)                         2                   218,562           Dec-07           (1,523)
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $(1,295)
                                                                                                               =======

SWAP AGREEMENTS AT 9/30/07

                                                                                                              UNREALIZED
                          NOTIONAL                              CASH FLOWS              CASH FLOWS           APPRECIATION
     EXPIRATION            AMOUNT        COUNTERPARTY           TO RECEIVE                TO PAY            (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
6/20/09  USD               50,000       JPMorgan Chase      4.1% (fixed rate)               (1)                $(5,527)
                                        Bank

9/20/10  USD              120,000       Merrill Lynch               (2)             0.68% (fixed rate)           8,197
                                        International

9/20/12  USD              160,000       JPMorgan Chase      0.36% (fixed rate)              (3)                  1,322
                                        Bank                                                                   -------
                                                                                                               $ 3,992
                                                                                                               =======

(1) Series to pay notional amount upon a defined credit default event by Abitibi Consolidated, 8.375%, 4/01/15.
(2) Series to receive notional amount upon a defined credit default event by Lennar Corp., 5.95%, 3/01/13.
(3) Series to pay notional amount upon a defined credit default event by FNMA, 5.5%, 6/09/33.

At September 30, 2007, the series had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2007, are as follows:

----------------------------------
United States                60.1%
----------------------------------
France                        6.1%
----------------------------------
United Kingdom                5.6%
----------------------------------
Germany                       2.9%
----------------------------------
Japan                         2.8%
----------------------------------
Russia                        2.8%
----------------------------------
Netherlands                   2.7%
----------------------------------
Canada                        1.7%
----------------------------------
Mexico                        1.7%
----------------------------------
Other Countries              13.6%
----------------------------------

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

                                                          M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) MID CAP GROWTH SERIES
MFS(R) VARIABLE INSURANCE TRUST(SM)

9/30/07
QUARTERLY PORTFOLIO HOLDINGS

[graphic omitted]

PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

MFS Variable Insurance Trust - MFS Mid Cap Growth Series

ISSUER                                                                                           SHARES/PAR            VALUE ($)

COMMON STOCKS - 99.4%

AIRLINES - 0.9%
AMR Corp. (a)(l)                                                                                     35,660          $    794,861
UAL Corp. (a)(l)                                                                                     27,110             1,261,428
                                                                                                                     ------------
                                                                                                                     $  2,056,289
                                                                                                                     ------------
APPAREL MANUFACTURERS - 3.6%
Coach, Inc. (a)                                                                                      93,240          $  4,407,455
Phillips-Van Heusen Corp.                                                                            77,480             4,066,147
                                                                                                                     ------------
                                                                                                                     $  8,473,602
                                                                                                                     ------------
AUTOMOTIVE - 1.5%
Autoliv, Inc.                                                                                         5,030          $    300,543
Goodyear Tire & Rubber Co. (a)(l)                                                                   103,210             3,138,616
                                                                                                                     ------------
                                                                                                                     $  3,439,159
                                                                                                                     ------------
BIOTECHNOLOGY - 1.7%
Genzyme Corp. (a)                                                                                    26,680          $  1,653,093
Invitrogen Corp. (a)                                                                                  8,680               709,416
Millipore Corp. (a)(l)                                                                               22,640             1,716,112
                                                                                                                     ------------
                                                                                                                     $  4,078,621
                                                                                                                     ------------
BROKERAGE & ASSET MANAGERS - 2.3%
Affiliated Managers Group, Inc. (a)(l)                                                               14,910          $  1,901,174
Bear Stearns Cos., Inc. (l)                                                                           6,800               835,108
CME Group, Inc.                                                                                         240               140,964
E*TRADE Financial Corp. (a)(l)                                                                       46,940               613,036
Legg Mason, Inc. (l)                                                                                 12,350             1,040,982
TD AMERITRADE Holding Corp. (a)                                                                      47,790               870,734
                                                                                                                     ------------
                                                                                                                     $  5,401,998
                                                                                                                     ------------
BUSINESS SERVICES - 2.2%
Amdocs Ltd. (a)                                                                                      84,670          $  3,148,877
Corporate Executive Board Co. (l)                                                                    17,810             1,322,214
Fidelity National Information Services, Inc.                                                          3,110               137,991
TeleTech Holdings, Inc. (a)                                                                          26,530               634,332
                                                                                                                     ------------
                                                                                                                     $  5,243,414
                                                                                                                     ------------
CABLE TV - 1.0%
EchoStar Communications Corp., "A" (a)                                                               48,680          $  2,278,711
                                                                                                                     ------------

CHEMICALS - 1.1%
PPG Industries, Inc.                                                                                 34,060          $  2,573,233
                                                                                                                     ------------

COMPUTER SOFTWARE - 6.3%
McAfee, Inc. (a)                                                                                    141,670          $  4,940,033
NAVTEQ Corp. (a)                                                                                     72,540             5,655,944
Synopsys, Inc. (a)                                                                                   25,590               692,977
VeriSign, Inc. (a)                                                                                  105,420             3,556,871
                                                                                                                     ------------
                                                                                                                     $ 14,845,825
                                                                                                                     ------------
COMPUTER SOFTWARE - SYSTEMS - 0.5%
Network Appliance, Inc. (a)(l)                                                                       41,870          $  1,126,722
                                                                                                                     ------------

CONSTRUCTION - 2.5%
NVR, Inc. (a)(l)                                                                                      3,940          $  1,852,785
Sherwin-Williams Co.                                                                                 60,870             3,999,768
                                                                                                                     ------------
                                                                                                                     $  5,852,553
                                                                                                                     ------------
CONSUMER GOODS & SERVICES - 6.6%
Apollo Group, Inc., "A" (a)                                                                          94,760          $  5,699,814
Avon Products, Inc.                                                                                  25,080               941,252
Estee Lauder Cos., Inc., "A"                                                                         85,120             3,614,195
ITT Educational Services, Inc. (a)(l)                                                                30,870             3,756,570
Priceline.com, Inc. (a)(l)                                                                           12,040             1,068,550
Strayer Education, Inc.                                                                               2,500               421,575
                                                                                                                     ------------
                                                                                                                     $ 15,501,956
                                                                                                                     ------------
ELECTRICAL EQUIPMENT - 3.8%
Rockwell Automation, Inc.                                                                            75,660          $  5,259,127
W.W. Grainger, Inc. (l)                                                                              24,060             2,194,031
WESCO International, Inc. (a)(l)                                                                     31,960             1,372,362
                                                                                                                     ------------
                                                                                                                     $  8,825,520
                                                                                                                     ------------
ELECTRONICS - 7.9%
Amkor Technology, Inc. (a)(l)                                                                       205,340          $  2,365,517
Intersil Corp., "A"                                                                                 122,040             4,079,797
MEMC Electronic Materials, Inc. (a)                                                                   6,430               378,470
National Semiconductor Corp.                                                                         40,230             1,091,038
ON Semiconductor Corp. (a)(l)                                                                       357,550             4,490,828
SanDisk Corp. (a)(l)                                                                                 44,980             2,478,398
Tessera Technologies, Inc. (a)                                                                       20,680               775,500
Varian Semiconductor Equipment
Associates, Inc. (a)                                                                                 55,490             2,969,825
                                                                                                                     ------------
                                                                                                                     $ 18,629,373
                                                                                                                     ------------
ENERGY - INDEPENDENT - 0.3%
Tesoro Corp.                                                                                         14,270          $    656,705
                                                                                                                     ------------

ENERGY - INTEGRATED - 2.5%
Hess Corp.                                                                                           87,960          $  5,851,979
                                                                                                                     ------------

FOOD & BEVERAGES - 0.7%
Pepsi Bottling Group, Inc.                                                                           46,470          $  1,727,290
                                                                                                                     ------------

FOOD & DRUG STORES - 2.1%
Kroger Co.                                                                                          171,900          $  4,902,588
                                                                                                                     ------------

GAMING & LODGING - 3.4%
International Game Technology                                                                       118,680          $  5,115,108
Penn National Gaming, Inc. (a)                                                                       17,280             1,019,866
Royal Caribbean Cruises Ltd. (l)                                                                     46,510             1,815,285
                                                                                                                     ------------
                                                                                                                     $  7,950,259
                                                                                                                     ------------
HEALTH MAINTENANCE ORGANIZATIONS - 4.7%
AMERIGROUP Corp. (a)(l)                                                                              73,400          $  2,530,832
Humana, Inc. (a)                                                                                     76,560             5,350,013
WellCare Health Plans, Inc. (a)(l)                                                                   29,150             3,073,285
                                                                                                                     ------------
                                                                                                                     $ 10,954,130
                                                                                                                     ------------
INSURANCE - 3.7%
Ace Ltd.                                                                                             34,780          $  2,106,625
Aspen Insurance Holdings Ltd.                                                                        24,850               693,564
Endurance Specialty Holdings Ltd.                                                                    34,910             1,450,511
Genworth Financial, Inc., "A"                                                                       115,440             3,547,471
RenaissanceRe Holdings Ltd.                                                                           9,250               605,043
XL Capital Ltd., "A" (l)                                                                              5,150               407,880
                                                                                                                     ------------
                                                                                                                     $  8,811,094
                                                                                                                     ------------
MACHINERY & TOOLS - 7.0%
Cummins, Inc.                                                                                        42,460          $  5,430,209
Eaton Corp.                                                                                          48,360             4,789,574
Parker Hannifin Corp.                                                                                 7,890               882,339
Timken Co.                                                                                          121,310             4,506,667
Trinity Industries, Inc. (l)                                                                         24,760               929,490
                                                                                                                     ------------
                                                                                                                     $ 16,538,279
                                                                                                                     ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 3.1%
Express Scripts, Inc. (a)                                                                            70,900          $  3,957,638
HLTH Corp. (a)(l)                                                                                   217,050             3,075,599
VCA Antech, Inc. (a)                                                                                  7,000               292,250
                                                                                                                     ------------
                                                                                                                     $  7,325,487
                                                                                                                     ------------
MEDICAL EQUIPMENT - 2.1%
Advanced Medical Optics, Inc. (a)                                                                    62,700          $  1,917,993
Cooper Cos., Inc. (l)                                                                                14,030               735,453
DENTSPLY International, Inc.                                                                         49,230             2,049,937
Kinetic Concepts, Inc. (a)                                                                            6,230               350,624
                                                                                                                     ------------
                                                                                                                     $  5,054,007
                                                                                                                     ------------
METALS & MINING - 0.2%
Cleveland-Cliffs, Inc. (l)                                                                            5,180          $    455,685
                                                                                                                     ------------

NATURAL GAS - PIPELINE - 2.5%
Williams Cos., Inc.                                                                                 170,720          $  5,814,723
                                                                                                                     ------------

NETWORK & TELECOM - 0.2%
InterDigital, Inc. (a)(l)                                                                            23,280          $    483,758
                                                                                                                     ------------

OIL SERVICES - 5.1%
Cameron International Corp. (a)                                                                      48,190          $  4,447,455
GlobalSantaFe Corp.                                                                                  28,970             2,202,299
Noble Corp.                                                                                          72,110             3,536,996
Smith International, Inc.                                                                            24,300             1,735,020
                                                                                                                     ------------
                                                                                                                     $ 11,921,770
                                                                                                                     ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 0.8%
CapitalSource, Inc., REIT (l)                                                                        29,530          $    597,687
CIT Group, Inc.                                                                                      21,010               844,602
Northern Trust Corp. (l)                                                                              8,210               544,077
                                                                                                                     ------------
                                                                                                                     $  1,986,366
                                                                                                                     ------------
PERSONAL COMPUTERS & PERIPHERALS - 1.4%
Nuance Communications, Inc. (a)(l)                                                                  168,990          $  3,263,197
                                                                                                                     ------------

PHARMACEUTICALS - 2.9%
Allergan, Inc.                                                                                       14,490          $    934,170
Endo Pharmaceuticals Holdings, Inc. (a)                                                             139,170             4,315,662
Medicis Pharmaceutical Corp., "A" (l)                                                                 7,850               239,504
Warner Chilcott Ltd., "A" (a)(l)                                                                     21,370               379,745
Watson Pharmaceuticals, Inc. (a)(l)                                                                  29,300               949,320
                                                                                                                     ------------
                                                                                                                     $  6,818,401
                                                                                                                     ------------
RESTAURANTS - 3.5%
Brinker International, Inc.                                                                          22,880          $    627,827
Darden Restaurants, Inc.                                                                             16,930               708,690
Jack in the Box, Inc. (a)                                                                            14,970               970,655
Panera Bread Co. (a)(l)                                                                               8,810               359,448
YUM! Brands, Inc.                                                                                   162,820             5,508,201
                                                                                                                     ------------
                                                                                                                     $  8,174,821
                                                                                                                     ------------
SPECIALTY CHEMICALS - 1.5%
Praxair, Inc.                                                                                        42,310          $  3,543,886
                                                                                                                     ------------

SPECIALTY STORES - 3.8%
Aeropostale, Inc. (a)                                                                                55,585          $  1,059,450
Dick's Sporting Goods, Inc. (a)(l)                                                                    8,780               589,577
GameStop Corp., "A" (a)                                                                              89,430             5,039,381
RadioShack Corp. (l)                                                                                103,390             2,136,037
                                                                                                                     ------------
                                                                                                                     $  8,824,445
                                                                                                                     ------------
TELEPHONE SERVICES - 1.7%
Embarq Corp.                                                                                         74,130          $  4,121,628
                                                                                                                     ------------

TRUCKING - 0.2%
Landstar System, Inc.                                                                                10,670          $    447,820
                                                                                                                     ------------

UTILITIES - ELECTRIC POWER - 4.1%
Constellation Energy Group, Inc.                                                                     20,850          $  1,788,722
Mirant Corp. (a)                                                                                     76,530             3,113,240
NRG Energy, Inc. (a)                                                                                109,390             4,626,103
                                                                                                                     ------------
                                                                                                                     $  9,528,065
                                                                                                                     ------------
  TOTAL COMMON STOCKS                                                                                                $233,483,359
                                                                                                                     ------------

SHORT-TERM OBLIGATIONS - 0.8%
Cargill, Inc., 4.85%, due 10/01/07 (t)(y)                                                       $ 1,973,000          $  1,973,000
                                                                                                                     ------------

COLLATERAL FOR SECURITIES LOANED - 19.0%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                 44,679,681          $ 44,679,681
                                                                                                                     ------------

  TOTAL INVESTMENTS                                                                                                  $280,136,040
                                                                                                                     ------------

OTHER ASSETS, LESS LIABILITIES - (19.2)%                                                                              (45,191,267)
                                                                                                                     ------------

  NET ASSETS - 100.0%                                                                                                $234,944,773
                                                                                                                     ------------

(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of
    1933.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

REIT         Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS MID CAP GROWTH SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $243,485,684
                                                                 ============
Gross unrealized appreciation                                    $ 42,655,303
Gross unrealized depreciation                                      (6,004,947)
                                                                 ------------
Net unrealized appreciation (depreciation)                       $ 36,650,356
                                                                 ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) SECURITIES LENDING COLLATERAL

At September 30, 2007, the value of securities loaned was $44,938,008. These loans were collateralized by cash of $44,679,681 and U.S. Treasury obligations of $1,379,694.

                                                          M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) RESEARCH BOND SERIES
MFS(R) VARIABLE INSURANCE TRUST(SM)

9/30/07
QUARTERLY PORTFOLIO HOLDINGS

[graphic omitted]

PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

MFS Variable Insurance Trust - MFS Research Bond Series

ISSUER                                                                                           SHARES/PAR            VALUE ($)

BONDS - 95.3%

ASSET BACKED & SECURITIZED - 10.5%
ARCap REIT, Inc., 6.1%, 2045 (z)                                                                 $  325,000          $    292,906
Asset Securitization Corp., FRN, 8.146%, 2029                                                       180,000               190,864
Banc of America Commercial Mortgage, Inc., "AM", FRN, 5.181%, 2047                                  345,034               335,216
Banc of America Commercial Mortgage, Inc., FRN, 4.857%, 2043                                        110,306               106,094
Banc of America Commercial Mortgage, Inc., FRN, 5.775%, 2045                                        200,000               201,426
Bayview Commercial Asset Trust, 0.775%, 2035 (i)(z)                                                 984,594                73,263
Bayview Commercial Asset Trust, FRN, 0.84%, 2013 (i)(z)                                             551,341                38,980
Bayview Commercial Asset Trust, FRN, 0.84%, 2036 (i)(z)                                             877,015                77,400
Bayview Commercial Asset Trust, FRN, 0.878%, 2036 (i)(z)                                            654,228                55,496
Bayview Commercial Asset Trust, FRN, 1.168%, 2036 (i)(z)                                          1,637,254               173,549
Bayview Commercial Asset Trust, FRN, 1.14%, 2036 (i)(z)                                             805,264               100,263
Bayview Commercial Asset Trust, FRN, 1.21%, 2037 (i)(z)                                           1,669,648               186,166
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035                                               70,000                69,727
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041                                               67,000                66,148
Bayview Financial Revolving Mortgage Loan Trust, FRN, 5.929%, 2040 (z)                              250,000               249,999
Bear Stearns Commercial Mortgage Securities, Inc., FRN, 5.116%, 2041                                350,000               342,005
Capital Trust Realty CDO Ltd., 5.16%, 2035 (z)                                                      140,000               136,522
Citigroup Commercial Mortgage Trust, 5.462%, 2049                                                   330,000               322,001
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.648%, 2048                                     500,000               495,232
Citigroup/Deutsche Bank Commercial Mortgage Trust, "B", FRN, 5.447%, 2049                           260,000               242,068
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.399%, 2044                                500,000               487,246
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.399%, 2044                                120,000               119,683
Commercial Mortgage Acceptance Corp., FRN, 1.104%, 2030 (i)                                       1,178,191                23,228
Commercial Mortgage Pass-Through Certificates, FRN, 5.986%, 2046                                    510,000               514,107
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                                              7,435                 7,374
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039                                               544,173               533,006
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039 $                                          580,000               560,825
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035                                100,000                98,850
CRIIMI MAE Commercial Mortgage Trust, CDO, 7%, 2033 (n)                                              17,203                17,203
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                               6,862                 6,849
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)                                                      100,000               100,729
E*TRADE RV & Marine Trust, 3.62%, 2018                                                               60,000                58,995
Falcon Franchise Loan LLC, FRN, 3.689%, 2025 (i)(z)                                                 331,761                42,907
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)                                  65,000                70,027
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033 (z)                                      60,000                59,545
GMAC Commercial Mortgage Securities, Inc., FRN, 7.898%, 2034 (n)                                    110,000               116,588
Greenwich Capital Commercial Funding Corp., 4.305%, 2042                                            183,329               180,644
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037                                       109,489               107,921
IKON Receivables Funding LLC, 3.27%, 2011                                                             9,089                 9,083
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045                                    405,134               395,075
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.507%, 2042 (n)                          130,000               116,431
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.936%, 2042                              335,428               323,805
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.364%, 2043                              170,607               165,008
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043                              200,000               201,249
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.387%, 2044                              400,000               390,740
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046                              370,000               358,527
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.48%, 2047                               485,000               453,321
LB-UBS Commercial Mortgage Trust, 5.413%, 2039                                                      108,520               105,733
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.029%, 2030 (i)                            600,790                14,274
Merrill Lynch Mortgage Trust, FRN, 5.107%, 2038                                                     400,000               385,305
Merrill Lynch Mortgage Trust, FRN, 5.66%, 2039                                                      405,000               405,137
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049                              550,000               527,445
Morgan Stanley Capital I, Inc., 5.72%, 2032                                                          73,450                74,178
Morgan Stanley Capital I, Inc., FRN, 6.01%, 2030 (i)(n)                                           1,899,188                17,780
Mortgage Capital Funding, Inc., FRN, 0.94%, 2031 (i)                                                750,657                 1,998
New Century Home Equity Loan Trust, FRN, 4.532%, 2035                                               350,000               344,809
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                                                     43,928                43,652
Preferred Term Securities XIX Ltd., CDO, FRN, 6.044%, 2035 (z)                                       99,764                95,773
Prudential Securities Secured Financing Corp., FRN, 7.332%, 2013 (z)                                125,000               134,049
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035                                     174,000               166,295
Structured Asset Securities Corp., FRN, 5.371%, 2035                                                 70,128                68,632
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042                                               220,000               212,257
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                                          150,000               143,908
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                                          270,000               263,139
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042                                          226,788               221,728
Wachovia Bank Commercial Mortgage Trust, FRN, 5.195%, 2044                                          130,000               126,774
Wachovia Bank Commercial Mortgage Trust, FRN, 5.194%, 2044                                          150,000               146,997
Wachovia Bank Commercial Mortgage Trust, FRN, 6.001%, 2045                                          170,000               173,204
Wachovia Bank Commercial Mortgage Trust, FRN, 5.591%, 2047                                          300,000               294,105
Wachovia Bank Commercial Mortgage Trust, FRN, 5.318%, 2048                                          353,000               329,148
Wachovia Bank Commercial Mortgage Trust, FRN, 5.383%, 2049                                          600,000               579,845
                                                                                                                     ------------
                                                                                                                     $ 14,150,456
                                                                                                                     ------------
AUTOMOTIVE - 0.4%
Ford Motor Credit Co., 7.375%, 2009                                                              $  155,000          $    151,986
Ford Motor Credit Co. LLC, 9.75%, 2010                                                              160,000               163,230
Johnson Controls, Inc., 5.5%, 2016                                                                  206,000               202,890
                                                                                                                     ------------
                                                                                                                     $    518,106
                                                                                                                     ------------
BROADCASTING - 1.2%
Allbritton Communications Co., 7.75%, 2012                                                       $  220,000          $    222,200
CBS Corp., 6.625%, 2011                                                                             381,000               395,315
Clear Channel Communications, Inc., 7.65%, 2010                                                     160,000               158,551
Clear Channel Communications, Inc., 6.25%, 2011                                                     220,000               201,668
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                                  240,000               244,800
News America Holdings, 8.5%, 2025                                                                   152,000               178,799
News America, Inc., 6.15%, 2037                                                                     300,000               279,776
                                                                                                                     ------------
                                                                                                                     $  1,681,109
                                                                                                                     ------------
BROKERAGE & ASSET MANAGERS - 2.6%
Bear Stearns Cos., Inc., 5.85%, 2010                                                             $  550,000          $    553,581
Goldman Sachs Group, Inc., 5.625%, 2017                                                             799,000               775,229
INVESCO PLC, 4.5%, 2009                                                                             262,000               260,614
INVESCO PLC, 5.625%, 2012                                                                           230,000               231,500
Lehman Brothers Holdings, Inc., 6.2%, 2014                                                          180,000               180,713
Lehman Brothers Holdings, Inc., 6.5%, 2017                                                          280,000               283,762
Merrill Lynch & Co., Inc., 6.05%, 2016                                                              479,000               478,325
Morgan Stanley, 5.75%, 2016                                                                         750,000               739,854
                                                                                                                     ------------
                                                                                                                     $  3,503,578
                                                                                                                     ------------
BUILDING - 0.1%
American Standard Cos., Inc., 7.375%, 2008                                                       $  135,000          $    135,641
                                                                                                                     ------------

BUSINESS SERVICES - 0.3%
Xerox Corp., 6.4%, 2016                                                                          $  235,000          $    237,907
Xerox Corp., 6.75%, 2017                                                                            105,000               107,472
                                                                                                                     ------------
                                                                                                                     $    345,379
                                                                                                                     ------------
CABLE TV - 1.1%
Comcast Corp., 6.45%, 2037                                                                       $  293,000          $    289,259
Cox Communications, Inc., 7.125%, 2012                                                              380,000               402,733
TCI Communications, Inc., 9.8%, 2012                                                                 72,000                83,336
Time Warner Cable, Inc., 5.85%, 2017 (z)                                                            340,000               330,551
Time Warner Entertainment Co. LP, 8.375%, 2033                                                      290,000               340,057
                                                                                                                     ------------
                                                                                                                     $  1,445,936
                                                                                                                     ------------
CHEMICALS - 0.0%
Dow Chemical Co., 5.75%, 2008                                                                    $   62,000          $     62,437
                                                                                                                     ------------

CONGLOMERATES - 0.1%
Tyco Electronics Group S.A., 7.125%, 2037 (z)                                                    $  100,000          $    103,638
                                                                                                                     ------------

CONSTRUCTION - 0.1%
Pulte Homes, Inc., 7.875%, 2011                                                                  $  200,000          $    191,491
                                                                                                                     ------------

CONSUMER GOODS & SERVICES - 0.6%
Fortune Brands, Inc., 5.125%, 2011                                                               $  350,000          $    346,988
Western Union Co., 5.4%, 2011                                                                       517,000               516,022
                                                                                                                     ------------
                                                                                                                     $    863,010
                                                                                                                     ------------
DEFENSE ELECTRONICS - 0.5%
BAE Systems Holdings, Inc., 4.75%, 2010 (n)                                                      $  168,000          $    166,080
BAE Systems Holdings, Inc., 6.4%, 2011 (n)                                                          354,000               366,840
Litton Industries, Inc., 8%, 2009                                                                   165,000               174,095
                                                                                                                     ------------
                                                                                                                     $    707,015
                                                                                                                     ------------
EMERGING MARKET QUASI-SOVEREIGN - 0.2%
Majapahit Holding B.V., 7.25%, 2017 (n)                                                          $  296,000          $    290,080
                                                                                                                     ------------

EMERGING MARKET SOVEREIGN - 0.3%
Republic of Argentina, FRN, 5.475%, 2012                                                         $  431,250          $    387,346
                                                                                                                     ------------

ENERGY - INDEPENDENT - 0.9%
Anadarko Petroleum Corp., 5.95%, 2016                                                            $  217,000          $    214,919
Nexen, Inc., 6.4%, 2037                                                                             470,000               456,725
Ocean Energy, Inc., 7.25%, 2011                                                                     131,000               139,700
XTO Energy, Inc., 5.65%, 2016                                                                       420,000               410,598
                                                                                                                     ------------
                                                                                                                     $  1,221,942
                                                                                                                     ------------
ENERGY - INTEGRATED - 0.2%
TNK-BP Finance S.A., 7.5%, 2016 (n)                                                              $  116,000          $    115,200
TNK-BP Finance S.A., 7.5%, 2016                                                                     102,000               101,296
                                                                                                                     ------------
                                                                                                                     $    216,496
                                                                                                                     ------------
FINANCIAL INSTITUTIONS - 2.9%
American Express Co., 6.15%, 2017                                                                $  520,000          $    524,758
Capital One Financial Co., 6.15%, 2016                                                              310,000               302,406
Capmark Financial Group, Inc., 5.875%, 2012 (z)                                                     530,000               482,684
CIT Group, Inc., 6.1% to 2017, FRN to 2067                                                           30,000                24,757
Countrywide Financial Corp., 6.25%, 2016                                                            523,000               473,296
General Electric Capital Corp., 5.375%, 2016                                                        249,000               243,806
General Motors Acceptance Corp., 6.75%, 2014                                                        473,000               428,716
HSBC Finance Corp., 6.75%, 2011                                                                      46,000                47,976
HSBC Finance Corp., 5.5%, 2016                                                                      553,000               536,991
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065(n)                                                500,000               496,519
ORIX Corp., 5.48%, 2011                                                                             380,000               372,595
                                                                                                                     ------------
                                                                                                                     $  3,934,504
                                                                                                                     ------------
FOOD & BEVERAGES - 1.2%
Diageo Capital PLC, 5.5%, 2016                                                                   $  460,000          $    449,481
General Mills, Inc., 5.65%, 2012                                                                    340,000               343,027
Miller Brewing Co., 5.5%, 2013 (n)                                                                  510,000               499,867
Tyson Foods, Inc., 6.6%, 2016                                                                       250,000               257,629
                                                                                                                     ------------
                                                                                                                     $  1,550,004
                                                                                                                     ------------
FOOD & DRUG STORES - 0.5%
CVS Caremark Corp., 6.125%, 2016                                                                 $  220,000          $    219,906
CVS Caremark Corp., 5.75%, 2017                                                                     431,000               420,678
                                                                                                                     ------------
                                                                                                                     $    640,584
                                                                                                                     ------------
FOREST & PAPER PRODUCTS - 0.3%
MeadWestvaco Corp., 6.8%, 2032                                                                   $  105,000          $     94,662
Stora Enso Oyj, 7.25%, 2036 (n)                                                                     313,000               315,327
                                                                                                                     ------------
                                                                                                                     $    409,989
                                                                                                                     ------------
GAMING & LODGING - 0.7%
Marriott International, Inc., 6.375%, 2017                                                       $  390,000          $    390,940
Wyndham Worldwide Corp., 6%, 2016                                                                   605,000               585,918
                                                                                                                     ------------
                                                                                                                     $    976,858
                                                                                                                     ------------
INDUSTRIAL - 0.2%
Steelcase, Inc., 6.5%, 2011                                                                      $  272,000          $    281,992
                                                                                                                     ------------
INSURANCE - 0.7%
American International Group, Inc., 6.25%, 2037                                                  $  360,000          $    338,925
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                         278,000               262,665
UnumProvident Corp., 6.85%, 2015 (n)                                                                343,000               349,819
                                                                                                                     ------------
                                                                                                                     $    951,409
                                                                                                                     ------------
INSURANCE - PROPERTY & CASUALTY - 1.3%
AXIS Capital Holdings Ltd., 5.75%, 2014                                                          $  600,000          $    593,752
Chubb Corp., 6.375% to 2017, FRN to 2037                                                            340,000               337,994
Fund American Cos., Inc., 5.875%, 2013                                                              304,000               299,732
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037(z)                                               500,000               483,401
                                                                                                                     ------------
                                                                                                                     $  1,714,879
                                                                                                                     ------------
MAJOR BANKS - 2.6%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049                                                $  690,000          $    656,449
BNP Paribas, 5.186% to 2015, FRN to 2049(n)                                                         274,000               251,111
BNP Paribas, 7.195% to 2037, FRN to 2049(z)                                                         200,000               198,924
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049(n)                                             163,000               156,817
JPMorgan Chase & Co., 5.125%, 2014                                                                  225,000               219,458
JPMorgan Chase Bank N.A., 5.875%, 2016                                                              250,000               250,565
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                                            458,000               435,360
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049(n)                                                  51,000                52,200
PNC Funding Corp., 5.625%, 2017                                                                     240,000               234,565
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049(z)                                     250,000               254,678
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049(n)                                   45,000                49,180
Wachovia Bank, NA, 5.6%, 2016                                                                       294,000               287,613
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042                                               348,000               345,665
Wachovia Corp., 6.605%, 2025                                                                        164,000               171,688
                                                                                                                     ------------
                                                                                                                     $  3,564,273
                                                                                                                     ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.1%
Community Health Systems, Inc., 8.875%, 2015 (n)                                                 $  345,000          $    354,487
Fisher Scientific International, Inc., 6.125%, 2015                                                 485,000               476,153
Hospira, Inc., 5.55%, 2012                                                                          170,000               169,799
Hospira, Inc., 6.05%, 2017                                                                          210,000               206,584
McKesson Corp., 5.7%, 2017                                                                          260,000               253,890
                                                                                                                     ------------
                                                                                                                     $  1,460,913
                                                                                                                     ------------
MEDICAL EQUIPMENT - 0.8%
AstraZeneca PLC, 5.9%, 2017                                                                      $1,100,000          $  1,116,575
                                                                                                                     ------------

METALS & MINING - 1.0%
International Steel Group, Inc., 6.5%, 2014                                                      $  496,000          $    492,490
Peabody Energy Corp., 5.875%, 2016                                                                  345,000               338,100
Vale Overseas Ltd., 6.25%, 2017                                                                     574,000               580,428
                                                                                                                     ------------
                                                                                                                     $  1,411,018
                                                                                                                     ------------
MORTGAGE BACKED - 13.1%
Fannie Mae, 4.55%, 2011                                                                          $   63,765          $     63,089
Fannie Mae, 4.79%, 2012                                                                             117,568               116,518
Fannie Mae, 4.86%, 2012                                                                             116,396               115,110
Fannie Mae, 5.12%, 2012                                                                              58,161                58,263
Fannie Mae, 3.81%, 2013                                                                              20,105                18,853
Fannie Mae, 4.845%, 2013                                                                             51,495                50,366
Fannie Mae, 4.548%, 2014                                                                            179,116               171,756
Fannie Mae, 4.6%, 2014 - 2015                                                                       109,952               105,883
Fannie Mae, 4.621%, 2014                                                                             76,696                74,026
Fannie Mae, 4.77%, 2014                                                                              60,960                58,905
Fannie Mae, 4.88%, 2014 - 2020                                                                      227,813               221,825
Fannie Mae, 4.53%, 2015                                                                             106,750               101,863
Fannie Mae, 4.56%, 2015                                                                              55,759                53,466
Fannie Mae, 4.665%, 2015                                                                             38,149                36,812
Fannie Mae, 4.69%, 2015                                                                             165,765               160,385
Fannie Mae, 4.7%, 2015                                                                              276,884               267,386
Fannie Mae, 4.74%, 2015                                                                              49,702                47,709
Fannie Mae, 4.78%, 2015                                                                             106,731               103,461
Fannie Mae, 4.815%, 2015                                                                             53,000                51,036
Fannie Mae, 4.82%, 2015                                                                              55,457                53,858
Fannie Mae, 4.85%, 2015                                                                             176,587               172,357
Fannie Mae, 4.87%, 2015                                                                              34,473                33,642
Fannie Mae, 4.89%, 2015                                                                              97,282                94,936
Fannie Mae, 4.925%, 2015                                                                            130,004               126,331
Fannie Mae, 4.94%, 2015                                                                             120,000               118,679
Fannie Mae, 4.98%, 2015                                                                              48,702                47,775
Fannie Mae, 5.09%, 2016                                                                             122,497               120,783
Fannie Mae, 5.395%, 2016                                                                            136,718               135,548
Fannie Mae, 5.424%, 2016                                                                            152,227               151,898
Fannie Mae, 4.996%, 2017                                                                            167,719               163,578
Fannie Mae, 5.28%, 2017                                                                             140,000               139,246
Fannie Mae, 5.32%, 2017                                                                             151,464               149,011
Fannie Mae, 5.5%, 2017 - 2037                                                                     5,391,163             5,310,051
Fannie Mae, 5.54%, 2017                                                                             108,000               109,307
Fannie Mae, 5%, 2020 - 2025                                                                         531,512               525,156
Fannie Mae, 6.5%, 2032 - 2033                                                                        70,209                71,905
Fannie Mae, 6%, 2036 - 2037                                                                         874,633               876,029
Freddie Mac, 5%, 2018 - 2028                                                                      2,312,235             2,311,540
Freddie Mac, 5.5%, 2019 - 2037                                                                    3,089,581             3,033,246
Freddie Mac, 4%, 2023 - 2024                                                                        264,231               261,502
Freddie Mac, 6%, 2034 - 2037                                                                      1,393,378             1,395,888
Ginnie Mae, 6%, 2036                                                                                452,560               454,792
                                                                                                                     ------------
                                                                                                                     $ 17,733,770
                                                                                                                     ------------
MUNICIPALS - 2.0%
Massachusetts St. Health & Educational Mass Institute Tech K, 5.5%, 2032                         $1,350,000          $  1,547,950
Texas Transportation Commission Mobility Fund, 5%, 2037                                           1,100,000             1,134,397
                                                                                                                     ------------
                                                                                                                     $  2,682,347
                                                                                                                     ------------
NATURAL GAS - PIPELINE - 2.6%
CenterPoint Energy Resources Corp., 7.875%, 2013                                                 $  448,000          $    489,470
CenterPoint Energy, Inc., 5.95%, 2017                                                               140,000               136,771
Enterprise Products Partners LP, 6.3%, 2017                                                         900,000               901,230
Intergas Finance B.V., 6.375%, 2017 (n)                                                             330,000               318,681
Kinder Morgan Energy Partners LP, 6%, 2017                                                          243,000               240,247
Kinder Morgan Energy Partners LP, 7.4%, 2031                                                        103,000               110,314
Kinder Morgan Energy Partners LP, 5.8%, 2035                                                        130,000               114,802
Magellan Midstream Partners LP, 5.65%, 2016                                                         281,000               273,638
Spectra Energy Capital LLC, 8%, 2019                                                                313,000               347,529
Williams Cos., Inc., 8.75%, 2032                                                                    460,000               529,575
                                                                                                                     ------------
                                                                                                                     $  3,462,257
                                                                                                                     ------------
NETWORK & TELECOM - 1.9%
CenturyTel, Inc., 8.375%, 2010                                                                   $   20,000          $     21,738
Deutsche Telekom International Finance B.V., 5.75%, 2016                                            536,000               529,670
Telecom Italia Capital, 6.2%, 2011                                                                  399,000               408,854
Telefonica Emisiones S.A.U., 7.045%, 2036                                                           413,000               439,920
TELUS Corp., 8%, 2011                                                                               550,000               595,220
Verizon New York, Inc., 6.875%, 2012                                                                476,000               501,421
                                                                                                                     ------------
                                                                                                                     $  2,496,823
                                                                                                                     ------------
OIL SERVICES - 0.3%
Halliburton Co., 5.5%, 2010                                                                      $  193,000          $    195,241
Weatherford International, Inc., 6.35%, 2017 (z)                                                    240,000               244,143
                                                                                                                     ------------
                                                                                                                     $    439,384
                                                                                                                     ------------
OILS - 0.1%
Premcor Refining Group, Inc., 7.5%, 2015                                                         $  190,000          $    198,045
                                                                                                                     ------------

OTHER BANKS & DIVERSIFIED FINANCIALS - 2.0%
Alfa Diversified Payment Rights Finance Co., FRN, 7.594%, 2011 (n)                               $  238,000          $    230,860
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014(n)                                      149,000               148,031
Citigroup, Inc., 5%, 2014                                                                           423,000               407,737
Citigroup, Inc., 6%, 2017                                                                           480,000               491,147
Fifth Third Bancorp, 5.45%, 2017                                                                    186,000               177,964
HSBK Europe B.V., 7.25%, 2017 (n)                                                                   253,000               230,559
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049(n)                                    310,000               290,610
Resona Bank Ltd., 5.85% to 2016, FRN to 2049(n)                                                     236,000               221,956
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                                          535,000               526,724
                                                                                                                     ------------
                                                                                                                     $  2,725,588
                                                                                                                     ------------
PRINTING & PUBLISHING - 0.4%
Dex Media West LLC, 9.875%, 2013                                                                 $  165,000          $    175,519
Idearc, Inc., 8%, 2016                                                                              295,000               294,262
                                                                                                                     ------------
                                                                                                                     $    469,781
                                                                                                                     ------------
RAILROAD & SHIPPING - 0.4%
Burlington Northern Santa Fe Corp., 5.65%, 2017                                                  $   94,000          $     92,091
CSX Corp., 6.3%, 2012                                                                               155,000               158,787
TFM S.A. de C.V., 9.375%, 2012                                                                      258,000               270,255
                                                                                                                     ------------
                                                                                                                     $    521,133
                                                                                                                     ------------
REAL ESTATE - 1.8%
Boston Properties, Inc., REIT, 5%, 2015                                                          $  137,000          $    127,662
ERP Operating LP, REIT, 5.75%, 2017                                                                 520,000               496,891
HRPT Properties Trust, REIT, 6.25%, 2016                                                            389,000               375,936
Kimco Realty Corp., REIT, 5.783%, 2016                                                              294,000               286,816
Liberty Property Ltd. Partnership, REIT, 5.5%, 2016                                                 230,000               215,249
ProLogis, REIT, 5.75%, 2016                                                                         355,000               342,280
ProLogis, REIT, 5.625%, 2016                                                                        150,000               142,184
Simon Property Group LP, REIT, 6.35%, 2012                                                           88,000                90,108
Simon Property Group LP, REIT, 5.75%, 2015                                                           18,000                17,587
Simon Property Group LP, REIT, 6.1%, 2016                                                           169,000               168,544
Simon Property Group LP, REIT, 5.875%, 2017                                                         230,000               224,875
                                                                                                                     ------------
                                                                                                                     $  2,488,132
                                                                                                                     ------------
RESTAURANTS - 0.2%
YUM! Brands, Inc., 8.875%, 2011                                                                  $  205,000          $    228,715
                                                                                                                     ------------

RETAILERS - 0.6%
Federated Retail Holdings, Inc., 5.35%, 2012                                                     $  130,000          $    127,481
Home Depot, Inc., 5.875%, 2036                                                                      520,000               444,163
J.C. Penney Corp., Inc., 8%, 2010                                                                    34,000                36,180
Macy's, Inc., 6.625%, 2011                                                                          223,000               229,862
                                                                                                                     ------------
                                                                                                                     $    837,686
                                                                                                                     ------------
SUPERMARKETS - 0.7%
Delhaize America, Inc., 9%, 2031                                                                 $  220,000          $    262,081
Kroger Co., 6.4%, 2017                                                                              400,000               407,870
Safeway, Inc., 6.5%, 2011                                                                           221,000               231,206
                                                                                                                     ------------
                                                                                                                     $    901,157
                                                                                                                     ------------
SUPRANATIONAL - 0.1%
Corporacion Andina de Fomento, 6.875%, 2012                                                      $   61,000          $     64,621
                                                                                                                     ------------

TELECOMMUNICATIONS - WIRELESS - 0.8%
Nextel Communications, Inc., 5.95%, 2014                                                         $  390,000          $    372,337
Rogers Cable, Inc., 5.5%, 2014                                                                      734,000               707,787
                                                                                                                     ------------
                                                                                                                     $  1,080,124
                                                                                                                     ------------
TELEPHONE SERVICES - 0.5%
Embarq Corp., 7.082%, 2016                                                                       $  710,000          $    736,050
                                                                                                                     ------------

TOBACCO - 0.3%
Reynolds American, Inc., 6.75%, 2017                                                             $  420,000          $    430,500
                                                                                                                     ------------

TRANSPORTATION - SERVICES - 0.1%
FedEx Corp., 9.65%, 2012                                                                         $  110,000          $    130,063
                                                                                                                     ------------
U.S. GOVERNMENT AGENCIES - 0.9%
Small Business Administration, 4.34%, 2024                                                       $  174,893          $    166,448
Small Business Administration, 4.93%, 2024                                                          133,816               132,264
Small Business Administration, 4.99%, 2024                                                          137,130               135,581
Small Business Administration, 4.625%, 2025                                                         287,925               277,612
Small Business Administration, 4.86%, 2025                                                          288,028               282,241
Small Business Administration, 5.11%, 2025                                                          232,579               231,638
                                                                                                                     ------------
                                                                                                                     $  1,225,784
                                                                                                                     ------------
U.S. TREASURY OBLIGATIONS - 29.8%
U.S. Treasury Bonds, 6.25%, 2023                                                                 $  177,000          $    203,343
U.S. Treasury Bonds, 6%, 2026                                                                       373,000               422,423
U.S. Treasury Bonds, 6.75%, 2026                                                                    996,000             1,221,345
U.S. Treasury Bonds, 5.375%, 2031                                                                   919,000               983,761
U.S. Treasury Bonds, 4.5%, 2036                                                                   2,395,000             2,270,573
U.S. Treasury Notes, 5.625%, 2008 (f)                                                             4,578,000             4,618,772
U.S. Treasury Notes, 3.125%, 2008                                                                10,325,000            10,230,619
U.S. Treasury Notes, 4.5%, 2009                                                                   2,167,000             2,183,760
U.S. Treasury Notes, 4.875%, 2009                                                                 8,875,000             9,017,834
U.S. Treasury Notes, 6.5%, 2010                                                                   3,814,000             4,028,240
U.S. Treasury Notes, 4%, 2010                                                                     2,453,000             2,453,191
U.S. Treasury Notes, 5.125%, 2011                                                                   897,000               928,185
U.S. Treasury Notes, 4.75%, 2014                                                                    444,000               453,990
U.S. Treasury Notes, TIPS, 2%, 2014                                                                 541,118               533,340
U.S. Treasury Notes, TIPS, 2%, 2014                                                                 221,012               218,025
U.S. Treasury Notes, TIPS, 2.375%, 2017                                                             454,480               457,747
                                                                                                                     ------------
                                                                                                                     $ 40,225,148
                                                                                                                     ------------
UTILITIES - ELECTRIC POWER - 4.0%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)                                                 $  380,000          $    407,550
Bruce Mansfield Unit, 6.85%, 2034                                                                   390,000               395,850
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                                  172,000               192,353
Enel Finance International S.A., 6.8%, 2037 (z)                                                     440,000               448,042
Enersis S.A., 7.375%, 2014                                                                          233,000               247,298
Exelon Generation Co. LLC, 6.95%, 2011                                                              967,000             1,012,700
FirstEnergy Corp., 6.45%, 2011                                                                      310,000               320,498
ISA Capital do Brasil S.A., 7.875%, 2012                                                            293,000               297,395
MidAmerican Energy Holdings Co., 6.125%, 2036                                                       300,000               291,235
NiSource Finance Corp., 7.875%, 2010                                                                230,000               246,188
NorthWestern Corp., 5.875%, 2014                                                                      5,000                 4,875
NRG Energy, Inc., 7.25%, 2014                                                                       490,000               491,225
Pacific Gas & Electric Co., 5.8%, 2037                                                              150,000               141,765
Reliant Energy, Inc., 7.625%, 2014                                                                  325,000               327,438
TXU Energy Co., 7%, 2013                                                                            475,000               521,617
Waterford 3 Funding Corp., 8.09%, 2017                                                               90,968                91,479
                                                                                                                     ------------
                                                                                                                     $  5,437,508
                                                                                                                     ------------
UTILITIES - GAS - 0.3%
TGI International Ltd., 9.5%, 2017 (z)                                                           $  376,000          $    381,640
                                                                                                                     ------------

  TOTAL BONDS                                                                                                        $128,732,914
                                                                                                                     ------------

ISSUER                                                                                           SHARES/PAR            VALUE ($)

FLOATING RATE LOANS(g)(r) - 0.6%

BROADCASTING - 0.2%
Univision Communications, Inc., Term Loan B, 7.61%, 2014                                         $  227,217          $    215,856
                                                                                                                     ------------

FOOD & BEVERAGES - 0.2%
Aramark Corp., Letter of Credit, 7.20%, 2014 (o)                                                 $   23,120          $     22,689
Aramark Corp., Term Loan B, 7.20%, 2014 (o)                                                         323,483               317,458
                                                                                                                     ------------
                                                                                                                     $    340,147
                                                                                                                     ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.2%
HCA, Inc., Term Loan B, 7.45%, 2013                                                              $  284,138          $    278,328
                                                                                                                     ------------

  TOTAL FLOATING RATE LOANS                                                                                          $    834,331
                                                                                                                     ------------

SHORT-TERM OBLIGATIONS - 3.4%
General Electric Capital Corp., 5.1%, due 10/01/07 (y)                                           $4,593,000          $  4,593,000
                                                                                                                     ------------
  TOTAL INVESTMENTS(k)                                                                                               $134,160,245
                                                                                                                     ------------

OTHER ASSETS, LESS LIABILITIES - 0.7%                                                                                     899,373
                                                                                                                     ------------

  NET ASSETS - 100.0%                                                                                                $135,059,618
                                                                                                                     ============

(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(i) Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of September 30, 2007, the series held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $127,194,591 and 94.81% of market value. An independent pricing service provided an evaluated bid for
    94.51% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,649,803, representing 4.2% of net assets.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The series holds the following restricted securities:

                                                                  ACQUISITION        ACQUISITION         CURRENT       TOTAL % OF
RESTRICTED SECURITIES                                                 DATE               COST         MARKET VALUE     NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
ARCap REIT, Inc., 6.1%, 2045                                        12/07/06           $332,516        $  292,906
Bayview Commercial Asset Trust, 0.775%, 2035                        10/06/05             81,412            73,263
Bayview Commercial Asset Trust, FRN, 0.84%, 2013                    3/29/06              48,859            38,980
Bayview Commercial Asset Trust, FRN, 0.84%, 2036                    2/28/06              76,117            77,400
Bayview Commercial Asset Trust, FRN, 0.878%, 2036                   5/16/06              58,948            55,496
Bayview Commercial Asset Trust, FRN, 1.168%, 2036                   9/11/06             207,770           173,549
Bayview Commercial Asset Trust, FRN, 1.14%, 2036                    10/25/06            101,746           100,263
Bayview Commercial Asset Trust, FRN, 1.21%, 2037                    1/26/07             218,129           186,166
Bayview Financial Revolving Mortgage Loan Trust,
FRN, 5.929%, 2040                                                   3/01/06             250,000           249,999
BNP Paribas, 7.195% to 2037, FRN to 2049                            6/18/07             200,000           198,924
Capital Trust Realty CDO Ltd., 5.16%, 2035                          4/07/06             134,777           136,522
Capmark Financial Group, Inc., 5.875%, 2012                         5/03/07             529,772           482,684
DLJ Commercial Mortgage Corp., 6.04%, 2031                          7/23/04              98,473           100,729
Enel Finance International S.A., 6.8%, 2037                         9/13/07             438,834           448,042
Falcon Franchise Loan LLC, FRN, 3.689%, 2025                        1/29/03              63,022            42,907
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033         3/20/02              47,801            59,545
Preferred Term Securities XIX Ltd., CDO, FRN, 6.044%, 2035          9/08/05              99,764            95,773
Prudential Securities Secured Financing Corp.,
FRN, 7.332%, 2013                                                   12/06/04            138,774           134,049
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049        9/26/07             250,000           254,678
TGI International Ltd., 9.5%, 2017                                  9/26/07             376,935           381,640
Time Warner Cable, Inc., 5.85%, 2017                                4/04/07             339,215           330,551
Tyco Electronics Group S.A., 7.125%, 2037                           9/20/07              99,544           103,638
Weatherford International, Inc., 6.35%, 2017                    6/14/07-8/13/07         241,470           244,143
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037                  5/03/07             502,475           483,401
------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                            $4,745,248         3.5%
                                                                                                       =======================

The following abbreviations are used in this report and are defined:

CDO          Collateralized Debt Obligation
FRN          Floating Rate Note.  Interest rate resets periodically and may not be the rate reported at period end.
REIT         Real Estate Investment Trust
TIPS         Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS RESEARCH BOND SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                               $135,301,648
                                                                             ============
Gross unrealized appreciation                                                $    735,502
Gross unrealized depreciation                                                  (1,876,905)
                                                                             ------------
      Net unrealized appreciation (depreciation)                             $ (1,141,403)
                                                                             ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) UNFUNDED LOAN COMMITMENTS

As of September 30, 2007, the portfolio had unfunded loan commitments of $13,876, which could be extended at the option of the borrower:

                                                                                             UNFUNDED         UNREALIZED
                                                                                               LOAN          APPRECIATION
BORROWER                                                                                    COMMITMENT      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., Delayed Draw, Term Loan, 2014                                 $13,876            $417

At September 30, 2007 the series had sufficient cash and/or other liquid securities to cover any commitments under these contracts.

(3) FINANCIAL INSTRUMENTS

FUTURES CONTRACTS OUTSTANDING AT 9/30/07

                                                                                                              UNREALIZED
                                                                                             EXPIRATION      APPRECIATION
DESCRIPTION                                          CONTRACTS                VALUE             DATE        (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Short)                               20                 $2,226,875         Dec-07           $2,118

SWAP AGREEMENTS AT 9/30/07

                                                                                                              UNREALIZED
                          NOTIONAL                              CASH FLOWS              CASH FLOWS           APPRECIATION
     EXPIRATION            AMOUNT        COUNTERPARTY           TO RECEIVE                TO PAY            (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
6/20/09  USD              200,000       JPMorgan Chase      4.1% (fixed rate)               (1)                $(22,104)
                                        Bank

3/20/17  USD              180,000       Goldman Sachs              (2)              0.40% (fixed rate)             (778)
                                        International

3/20/17  USD              230,000       JPMorgan Chase             (3)              0.38% (fixed rate)             (471)
                                        Bank

3/20/17  USD               75,000       JPMorgan Chase             (4)              0.78% (fixed rate)           (1,427)
                                        Bank

3/20/17  USD               75,000       JPMorgan Chase             (4)              0.80% (fixed rate)           (1,538)
                                        Bank

3/20/17  USD               77,000       Merrill Lynch              (4)              0.81% (fixed rate)           (1,637)
                                        International

6/20/17  USD              100,000       Merrill Lynch              (5)              0.91% (fixed rate)             (570)
                                        International

6/20/17  USD              140,000       Morgan Stanley             (6)              0.74% (fixed rate)             (553)
                                        Capital Services,
                                        Inc.
                                                                                                               --------
                                                                                                               $(29,078)
                                                                                                               ========

(1) Series to pay notional amount upon a defined credit default event by Abitibi Consolidated, 8.375%, 4/01/15.
(2) Series to receive notional amount upon a defined credit event by Dover Corp., 6.25%, 6/01/08.
(3) Series to receive notional amount upon a defined credit event by PPG Industries, Inc., 7.050%, 8/15/09.
(4) Series to receive notional amount upon a defined credit event by Waste Management, Inc., 7.375%, 8/01/10.
(5) Series to receive notional amount upon a defined credit event by New York Times Co., 4.61%, 9/26/12.
(6) Series to receive notional amount upon a defined credit event by Spectra Energy, 6.25%, 2/15/13.

At September 30, 2007, the series had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

                                                          M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) RESEARCH SERIES
MFS(R) VARIABLE INSURANCE TRUST(SM)

9/30/07
QUARTERLY PORTFOLIO HOLDINGS

[graphic omitted]

PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

MFS Variable Insurance Trust - MFS Research Series

ISSUER                                                                                           SHARES/PAR            VALUE ($)

COMMON STOCKS - 99.1%
AEROSPACE - 3.5%
Lockheed Martin Corp.                                                                                43,580          $  4,727,994
United Technologies Corp.                                                                            72,590             5,842,043
                                                                                                                     ------------
                                                                                                                     $ 10,570,037
                                                                                                                     ------------
APPAREL MANUFACTURERS - 1.3%
Coach, Inc. (a)                                                                                      23,190          $  1,096,191
NIKE, Inc., "B"                                                                                      50,960             2,989,314
                                                                                                                     ------------
                                                                                                                     $  4,085,505
                                                                                                                     ------------
BIOTECHNOLOGY - 5.1%
Amgen, Inc. (a)                                                                                     117,890          $  6,669,037
Genzyme Corp. (a)                                                                                    90,050             5,579,498
Millipore Corp. (a)(l)                                                                               45,220             3,427,676
                                                                                                                     ------------
                                                                                                                     $ 15,676,211
                                                                                                                     ------------
BROADCASTING - 1.2%
News Corp., "A"                                                                                      62,060          $  1,364,699
Walt Disney Co.                                                                                      44,600             1,533,794
WPP Group PLC                                                                                        49,260               667,007
                                                                                                                     ------------
                                                                                                                     $  3,565,500
                                                                                                                     ------------
BROKERAGE & ASSET MANAGERS - 4.2%
Affiliated Managers Group, Inc. (a)(l)                                                               22,440          $  2,861,324
Deutsche Boerse AG                                                                                   12,590             1,715,807
E*TRADE Financial Corp. (a)(l)                                                                       75,390               984,593
Franklin Resources, Inc.                                                                             20,440             2,606,100
Goldman Sachs Group, Inc.                                                                            16,120             3,493,849
TD AMERITRADE Holding Corp. (a)                                                                      72,380             1,318,764
                                                                                                                     ------------
                                                                                                                     $ 12,980,437
                                                                                                                     ------------
BUSINESS SERVICES - 0.9%
Satyam Computer Services Ltd., ADR (l)                                                              106,870          $  2,766,864
                                                                                                                     ------------

CABLE TV - 1.3%
Comcast Corp., "Special A" (a)                                                                      110,960          $  2,658,602
Time Warner Cable, Inc. (a)                                                                          36,450             1,195,560
                                                                                                                     ------------
                                                                                                                     $  3,854,162
                                                                                                                     ------------
CHEMICALS - 1.9%
3M Co.                                                                                               22,860          $  2,139,239
PPG Industries, Inc.                                                                                 48,480             3,662,664
                                                                                                                     ------------
                                                                                                                     $  5,801,903
                                                                                                                     ------------
COMPUTER SOFTWARE - 2.7%
Adobe Systems, Inc. (a)                                                                              60,390          $  2,636,627
Oracle Corp. (a)                                                                                    170,970             3,701,501
Salesforce.com, Inc. (a)                                                                             39,440             2,024,061
                                                                                                                     ------------
                                                                                                                     $  8,362,189
                                                                                                                     ------------
COMPUTER SOFTWARE - SYSTEMS - 3.4%
EMC Corp. (a)                                                                                       130,400          $  2,712,320
International Business Machines Corp.                                                                39,120             4,608,336
Network Appliance, Inc. (a)                                                                         119,200             3,207,672
                                                                                                                     ------------
                                                                                                                     $ 10,528,328
                                                                                                                     ------------
CONGLOMERATES - 1.1%
Siemens AG                                                                                           23,850          $  3,281,670
                                                                                                                     ------------

CONSTRUCTION - 0.6%
D.R. Horton, Inc. (l)                                                                               149,180          $  1,910,996
                                                                                                                     ------------

CONSUMER GOODS & SERVICES - 2.3%
Apollo Group, Inc., "A" (a)                                                                          37,040          $  2,227,956
Colgate-Palmolive Co.                                                                                67,400             4,806,968
                                                                                                                     ------------
                                                                                                                     $  7,034,924
                                                                                                                     ------------
ELECTRICAL EQUIPMENT - 3.1%
Danaher Corp.                                                                                        82,510          $  6,824,402
Rockwell Automation, Inc.                                                                            37,660             2,617,747
                                                                                                                     ------------
                                                                                                                     $  9,442,149
                                                                                                                     ------------
ELECTRONICS - 4.2%
Applied Materials, Inc.                                                                              55,370          $  1,146,159
Intel Corp.                                                                                         209,180             5,409,395
Marvell Technology Group Ltd. (a)                                                                    90,560             1,482,467
National Semiconductor Corp.                                                                         33,200               900,384
SanDisk Corp. (a)(l)                                                                                 33,810             1,862,931
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                                    190,760             1,930,491
                                                                                                                     ------------
                                                                                                                     $ 12,731,827
                                                                                                                     ------------
ENERGY - INDEPENDENT - 2.9%
Apache Corp.                                                                                         44,050          $  3,967,143
CONSOL Energy, Inc.                                                                                  34,930             1,627,738
Ultra Petroleum Corp. (a)                                                                            23,450             1,454,838
XTO Energy, Inc.                                                                                     31,100             1,923,224
                                                                                                                     ------------
                                                                                                                     $  8,972,943
                                                                                                                     ------------
ENERGY - INTEGRATED - 5.1%
Exxon Mobil Corp.                                                                                   101,170          $  9,364,295
Hess Corp.                                                                                           26,520             1,764,376
Marathon Oil Corp.                                                                                   38,430             2,191,279
TOTAL S.A., ADR                                                                                      29,390             2,381,472
                                                                                                                     ------------
                                                                                                                     $ 15,701,422
                                                                                                                     ------------
FOOD & BEVERAGES - 3.6%
General Mills, Inc.                                                                                  32,830          $  1,904,468
Nestle S.A                                                                                            5,621             2,526,455
PepsiCo, Inc.                                                                                        89,610             6,564,829
                                                                                                                     ------------
                                                                                                                     $ 10,995,752
                                                                                                                     ------------
FOOD & DRUG STORES - 1.0%
CVS Caremark Corp.                                                                                   77,930          $  3,088,366
                                                                                                                     ------------

GAMING & LODGING - 1.4%
International Game Technology                                                                        46,640          $  2,010,184
Royal Caribbean Cruises Ltd. (l)                                                                     60,980             2,380,049
                                                                                                                     ------------
                                                                                                                     $  4,390,233
                                                                                                                     ------------
GENERAL MERCHANDISE - 1.2%
Family Dollar Stores, Inc. (l)                                                                       33,030          $    877,277
Macy's, Inc.                                                                                         84,270             2,723,606
                                                                                                                     ------------
                                                                                                                     $  3,600,883
                                                                                                                     ------------
HEALTH MAINTENANCE ORGANIZATIONS - 1.0%
WellPoint, Inc. (a)                                                                                  38,580          $  3,044,734
                                                                                                                     ------------

INSURANCE - 5.5%
Aflac, Inc.                                                                                          53,110          $  3,029,394
Chubb Corp.                                                                                          47,900             2,569,356
Genworth Financial, Inc., "A"                                                                       107,350             3,298,865
Hartford Financial Services Group, Inc.                                                              20,270             1,875,989
MetLife, Inc.                                                                                        88,650             6,181,565
                                                                                                                     ------------
                                                                                                                     $ 16,955,169
                                                                                                                     ------------
INTERNET - 1.9%
Google, Inc., "A" (a)                                                                                10,040          $  5,695,391
                                                                                                                     ------------

MACHINERY & TOOLS - 1.3%
Bucyrus International, Inc.                                                                             600          $     43,758
Eaton Corp.                                                                                          16,200             1,604,448
Timken Co.                                                                                           62,460             2,320,389
                                                                                                                     ------------
                                                                                                                     $  3,968,595
                                                                                                                     ------------
MAJOR BANKS - 7.4%
Bank of America Corp.                                                                               106,310          $  5,344,204
Bank of New York Mellon Corp.                                                                       178,179             7,864,821
JPMorgan Chase & Co.                                                                                129,890             5,951,560
State Street Corp.                                                                                   49,420             3,368,467
                                                                                                                     ------------
                                                                                                                     $ 22,529,052
                                                                                                                     ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.5%
DaVita, Inc. (a)                                                                                     25,300          $  1,598,454
                                                                                                                     ------------

MEDICAL EQUIPMENT - 1.3%
Boston Scientific Corp. (a)                                                                         220,160          $  3,071,232
C.R. Bard, Inc.                                                                                      10,300               908,357
                                                                                                                     ------------
                                                                                                                     $  3,979,589
                                                                                                                     ------------
METALS & MINING - 1.8%
BHP Billiton PLC                                                                                    119,540          $  4,278,874
Cameco Corp.                                                                                         29,470             1,362,693
                                                                                                                     ------------
                                                                                                                     $  5,641,567
                                                                                                                     ------------
NATURAL GAS - DISTRIBUTION - 1.3%
Questar Corp.                                                                                        29,540          $  1,551,736
Sempra Energy                                                                                        43,000             2,499,160
                                                                                                                     ------------
                                                                                                                     $  4,050,896
                                                                                                                     ------------
NATURAL GAS - PIPELINE - 0.6%
Williams Cos., Inc.                                                                                  53,010          $  1,805,521
                                                                                                                     ------------

NETWORK & TELECOM - 2.8%
Cisco Systems, Inc. (a)                                                                             119,510          $  3,956,976
Motorola, Inc.                                                                                      166,680             3,088,580
Research In Motion Ltd. (a)                                                                          15,530             1,530,482
                                                                                                                     ------------
                                                                                                                     $  8,576,038
                                                                                                                     ------------
OIL SERVICES - 2.4%
Exterran Holdings, Inc. (a)(l)                                                                       16,200          $  1,301,508
Halliburton Co.                                                                                     102,530             3,937,152
National Oilwell Varco, Inc. (a)                                                                      8,450             1,221,025
Noble Corp.                                                                                          17,720               869,166
                                                                                                                     ------------
                                                                                                                     $  7,328,851
                                                                                                                     ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 1.9%
American Express Co.                                                                                 63,320          $  3,759,308
Countrywide Financial Corp. (l)                                                                      29,890               568,209
UBS AG                                                                                               27,361             1,471,982
                                                                                                                     ------------
                                                                                                                     $  5,799,499
                                                                                                                     ------------
PHARMACEUTICALS - 3.2%
Abbott Laboratories                                                                                  19,400          $  1,040,228
Merck & Co., Inc.                                                                                    43,930             2,270,742
Roche Holding AG                                                                                     23,180             4,205,309
Wyeth                                                                                                51,650             2,301,008
                                                                                                                     ------------
                                                                                                                     $  9,817,287
                                                                                                                     ------------
RAILROAD & SHIPPING - 0.4%
Burlington Northern Santa Fe Corp.                                                                   14,810          $  1,202,128
                                                                                                                     ------------

REAL ESTATE - 0.5%
Equity Residential, REIT                                                                             35,310          $  1,495,732
                                                                                                                     ------------

SPECIALTY CHEMICALS - 1.2%
Air Products & Chemicals, Inc.                                                                       19,930          $  1,948,357
Praxair, Inc.                                                                                        22,120             1,852,771
                                                                                                                     ------------
                                                                                                                     $  3,801,128
                                                                                                                     ------------
SPECIALTY STORES - 3.1%
CarMax, Inc. (a)                                                                                     63,570          $  1,292,378
Lowe's Cos., Inc.                                                                                   105,630             2,959,753
Nordstrom, Inc. (l)                                                                                  65,760             3,083,486
Staples, Inc.                                                                                        94,890             2,039,186
                                                                                                                     ------------
                                                                                                                     $  9,374,803
                                                                                                                     ------------
TELECOMMUNICATIONS - WIRELESS - 0.3%
Rogers Communications, Inc., "B"                                                                     19,620          $    894,026
                                                                                                                     ------------

TELEPHONE SERVICES - 2.6%
AT&T, Inc.                                                                                          133,910          $  5,665,732
Qwest Communications International, Inc. (a)(l)                                                     149,290             1,367,496
TELUS Corp. (non-voting shares)                                                                      19,050             1,073,563
                                                                                                                     ------------
                                                                                                                     $  8,106,791
                                                                                                                     ------------
TOBACCO - 2.3%
Altria Group, Inc.                                                                                   99,900          $  6,946,047
                                                                                                                     ------------

TRUCKING - 0.8%
FedEx Corp.                                                                                          22,170          $  2,322,307
                                                                                                                     ------------

UTILITIES - ELECTRIC POWER - 3.0%
American Electric Power Co., Inc.                                                                    54,480          $  2,510,438
FPL Group, Inc.                                                                                      43,390             2,641,583
NRG Energy, Inc. (a)                                                                                 51,720             2,187,239
PG&E Corp.                                                                                           36,500             1,744,700
                                                                                                                     ------------
                                                                                                                     $  9,083,960
                                                                                                                     ------------

  TOTAL COMMON STOCKS                                                                                                $303,359,866
                                                                                                                     ------------

SHORT-TERM OBLIGATIONS - 0.9%
Cargill, Inc., 4.85%, due 10/01/07 (t)(y)                                                       $ 2,869,000          $  2,869,000
                                                                                                                     ------------

COLLATERAL FOR SECURITIES LOANED - 7.1%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                 21,682,502          $ 21,682,502
                                                                                                                     ------------

  TOTAL INVESTMENTS                                                                                                  $327,911,368
                                                                                                                     ------------

OTHER ASSETS, LESS LIABILITIES - (7.1)%                                                                               (21,799,867)
                                                                                                                     ------------

  NET ASSETS - 100.0%                                                                                                $306,111,501
                                                                                                                     ------------

(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of
    1933.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR          American Depository Receipt
REIT         Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS RESEARCH SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $301,588,585
                                                                 ============
Gross unrealized appreciation                                    $ 36,949,980
Gross unrealized depreciation                                     (10,627,177)
                                                                 ------------
      Net unrealized appreciation (depreciation)                 $ 26,322,803
                                                                 ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) SECURITIES LENDING COLLATERAL

At September 30, 2007, the value of securities loaned was $21,171,017. These loans were collateralized by cash of $21,682,502 and U.S. Treasury obligations of $22,836.

                                                          M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) INVESTORS TRUST SERIES
MFS(R) VARIABLE INSURANCE TRUST(SM)

9/30/07
QUARTERLY PORTFOLIO HOLDINGS

[graphic omitted]

PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

MFS Variable Insurance Trust - MFS Investors Trust Series

ISSUER                                                                                           SHARES/PAR           VALUE ($)

COMMON STOCKS - 98.9%
AEROSPACE - 4.7%
Lockheed Martin Corp.                                                                               223,060        $   24,199,779
United Technologies Corp.                                                                           285,580            22,983,478
                                                                                                                   --------------
                                                                                                                   $   47,183,257
                                                                                                                   --------------
ALCOHOLIC BEVERAGES - 1.6%
Diageo PLC                                                                                          714,420        $   15,694,088
                                                                                                                   --------------

APPAREL MANUFACTURERS - 1.5%
NIKE, Inc., "B"                                                                                     258,330        $   15,153,638
                                                                                                                   --------------

AUTOMOTIVE - 0.6%
Bayerische Motoren Werke AG                                                                          94,680        $    6,111,168
                                                                                                                   --------------

BIOTECHNOLOGY - 3.4%
Amgen, Inc. (a)                                                                                     286,990        $   16,235,024
Genzyme Corp. (a)                                                                                   166,600            10,322,536
Gilead Sciences, Inc. (a)                                                                           178,730             7,304,695
                                                                                                                   --------------
                                                                                                                   $   33,862,255
                                                                                                                   --------------
BROADCASTING - 2.6%
News Corp., "A"                                                                                     320,510        $    7,048,015
Viacom, Inc., "B" (a)                                                                               161,235             6,283,328
Walt Disney Co.                                                                                     356,010            12,243,184
                                                                                                                   --------------
                                                                                                                   $   25,574,527
                                                                                                                   --------------
BROKERAGE & ASSET MANAGERS - 3.6%
Charles Schwab Corp.                                                                                411,970        $    8,898,552
Franklin Resources, Inc.                                                                             90,660            11,559,150
Goldman Sachs Group, Inc.                                                                            56,140            12,167,784
Lehman Brothers Holdings, Inc.                                                                       47,620             2,939,583
                                                                                                                   --------------
                                                                                                                   $   35,565,069
                                                                                                                   --------------
BUSINESS SERVICES - 1.2%
Amdocs Ltd. (a)                                                                                     330,310        $   12,284,229
                                                                                                                   --------------

CABLE TV - 0.5%
Time Warner Cable, Inc. (a)                                                                         146,540        $    4,806,512
                                                                                                                   --------------

CHEMICALS - 1.7%
3M Co.                                                                                              130,090        $   12,173,822
Monsanto Co.                                                                                         56,420             4,837,451
                                                                                                                   --------------
                                                                                                                   $   17,011,273
                                                                                                                   --------------
COMPUTER SOFTWARE - 2.9%
Adobe Systems, Inc. (a)                                                                             220,480        $    9,626,157
Oracle Corp. (a)                                                                                    913,880            19,785,502
                                                                                                                   --------------
                                                                                                                   $   29,411,659
                                                                                                                   --------------
COMPUTER SOFTWARE - SYSTEMS - 2.3%
EMC Corp. (a)                                                                                     1,091,780        $   22,709,024
                                                                                                                   --------------

CONSUMER GOODS & SERVICES - 6.2%
Colgate-Palmolive Co.                                                                               179,050        $   12,769,846
International Flavors & Fragrances, Inc. (l)                                                        121,620             6,428,833
Procter & Gamble Co.                                                                                335,400            23,592,036
Reckitt Benckiser PLC                                                                               324,490            19,061,801
                                                                                                                   --------------
                                                                                                                   $   61,852,516
                                                                                                                   --------------
ELECTRICAL EQUIPMENT - 2.0%
Danaher Corp.                                                                                       121,580        $   10,055,882
Rockwell Automation, Inc.                                                                           137,970             9,590,295
                                                                                                                   --------------
                                                                                                                       19,646,177
                                                                                                                   --------------
ELECTRONICS - 4.6%
Applied Materials, Inc.                                                                             284,320        $    5,885,424
Intel Corp.                                                                                         770,070            19,914,010
Marvell Technology Group Ltd. (a)                                                                   261,930             4,287,794
Samsung Electronics Co. Ltd., GDR                                                                    37,375            11,726,406
SanDisk Corp. (a)(l)                                                                                 73,620             4,056,462
                                                                                                                   --------------
                                                                                                                   $   45,870,096
                                                                                                                   --------------
ENERGY - INDEPENDENT - 0.7%
EOG Resources, Inc.                                                                                  93,830        $    6,786,724
                                                                                                                   --------------

ENERGY - INTEGRATED - 6.3%
Exxon Mobil Corp.                                                                                   250,540        $   23,189,982
Hess Corp.                                                                                          251,430            16,727,638
TOTAL S.A., ADR                                                                                     276,830            22,431,535
                                                                                                                   --------------
                                                                                                                   $   62,349,155
                                                                                                                   --------------
FOOD & BEVERAGES - 4.4%
General Mills, Inc.                                                                                  89,720        $    5,204,657
Nestle S.A                                                                                           45,572            20,483,118
PepsiCo, Inc.                                                                                       241,211            17,671,118
                                                                                                                   --------------
                                                                                                                   $   43,358,893
                                                                                                                   --------------
GAMING & LODGING - 2.0%
Carnival Corp.                                                                                      204,890        $    9,922,823
International Game Technology                                                                       119,910             5,168,121
Ladbrokes PLC                                                                                       579,262             5,115,470
                                                                                                                   --------------
                                                                                                                   $   20,206,414
                                                                                                                   --------------
GENERAL MERCHANDISE - 2.1%
Macy's, Inc.                                                                                        317,110        $   10,248,995
Target Corp.                                                                                        163,820            10,414,037
                                                                                                                   --------------
                                                                                                                   $   20,663,032
                                                                                                                   --------------
INSURANCE - 5.1%
American International Group, Inc.                                                                  228,628        $   15,466,684
Genworth Financial, Inc., "A"                                                                       334,530            10,280,107
MetLife, Inc.                                                                                       238,410            16,624,329
Travelers Cos., Inc.                                                                                164,580             8,284,957
                                                                                                                   --------------
                                                                                                                   $   50,656,077
                                                                                                                   --------------
MACHINERY & TOOLS - 0.8%
Eaton Corp.                                                                                          78,660        $    7,790,486
                                                                                                                   --------------

MAJOR BANKS - 8.3%
Bank of America Corp.                                                                               376,680        $   18,935,704
Bank of New York Mellon Corp.                                                                       348,443            15,380,274
JPMorgan Chase & Co.                                                                                488,110            22,365,200
State Street Corp. (l)                                                                              222,040            15,134,246
Wells Fargo & Co.                                                                                   301,350            10,734,087
                                                                                                                   --------------
                                                                                                                   $   82,549,511
                                                                                                                   --------------
MEDICAL EQUIPMENT - 2.7%
Boston Scientific Corp. (a)                                                                         271,130        $    3,782,264
Medtronic, Inc.                                                                                     288,760            16,288,952
Zimmer Holdings, Inc. (a)                                                                            88,060             7,131,979
                                                                                                                   --------------
                                                                                                                   $   27,203,195
                                                                                                                   --------------
NATURAL GAS - DISTRIBUTION - 0.6%
Questar Corp.                                                                                       107,260        $    5,634,368
                                                                                                                   --------------

NETWORK & TELECOM - 2.3%
Cisco Systems, Inc. (a)                                                                             697,652        $   23,099,258
                                                                                                                   --------------

OIL SERVICES - 2.9%
GlobalSantaFe Corp.                                                                                  70,100        $    5,329,002
National Oilwell Varco, Inc. (a)                                                                     63,330             9,151,185
Noble Corp.                                                                                         300,790            14,753,750
                                                                                                                   --------------
                                                                                                                   $   29,233,937
                                                                                                                   --------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 2.1%
American Express Co.                                                                                241,890        $   14,361,009
UBS AG                                                                                              122,095             6,568,535
                                                                                                                   --------------
                                                                                                                   $   20,929,544
                                                                                                                   --------------
PHARMACEUTICALS - 7.4%
Abbott Laboratories                                                                                 354,850        $   19,027,057
Johnson & Johnson                                                                                   343,546            22,570,972
Roche Holding AG                                                                                     94,840            17,205,847
Teva Pharmaceutical Industries Ltd., ADR                                                            106,240             4,724,493
Wyeth                                                                                               226,330            10,083,002
                                                                                                                   --------------
                                                                                                                   $   73,611,371
                                                                                                                   --------------
SPECIALTY CHEMICALS - 1.9%
Linde AG                                                                                             64,080        $    7,963,980
Praxair, Inc.                                                                                       129,200            10,821,792
                                                                                                                   --------------
                                                                                                                   $   18,785,772
                                                                                                                   --------------
SPECIALTY STORES - 2.5%
Lowe's Cos., Inc.                                                                                   200,930        $    5,630,059
Nordstrom, Inc.                                                                                     154,840             7,260,448
Staples, Inc.                                                                                       557,185            11,973,906
                                                                                                                   --------------
                                                                                                                   $   24,864,413
                                                                                                                   --------------
TELECOMMUNICATIONS - WIRELESS - 0.3%
America Movil S.A.B. de C.V., "L", ADR                                                               42,540        $    2,722,560
                                                                                                                   --------------

TELEPHONE SERVICES - 2.3%
AT&T, Inc.                                                                                          315,980        $   13,369,114
TELUS Corp.                                                                                         162,820             9,421,505
                                                                                                                   --------------
                                                                                                                   $   22,790,619
                                                                                                                   --------------
TOBACCO - 1.6%
Altria Group, Inc.                                                                                  236,630        $   16,452,884
                                                                                                                   --------------

TRUCKING - 1.0%
FedEx Corp.                                                                                          97,170        $   10,178,558
                                                                                                                   --------------

UTILITIES - ELECTRIC POWER - 2.2%
Entergy Corp.                                                                                        45,850        $    4,965,097
Exelon Corp.                                                                                        140,910            10,618,978
FPL Group, Inc.                                                                                      98,600             6,002,766
                                                                                                                   --------------
                                                                                                                   $   21,586,841
                                                                                                                   --------------
  TOTAL COMMON STOCKS                                                                                              $  984,189,100
                                                                                                                   --------------

SHORT-TERM OBLIGATIONS - 2.1%
General Electric Capital Corp., 5.1%, due 10/01/07 (y)                                          $21,275,000        $   21,275,000
                                                                                                                   --------------

COLLATERAL FOR SECURITIES LOANED - 0.9%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                  8,512,486        $    8,512,486
                                                                                                                   --------------
  TOTAL INVESTMENTS                                                                                                $1,013,976,586
                                                                                                                   --------------

OTHER ASSETS, LESS LIABILITIES - (1.9)%                                                                               (18,702,242)
                                                                                                                   --------------

  NET ASSETS - 100.0%                                                                                              $  995,274,344
                                                                                                                   --------------

(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR          American Depository Receipt
GDR          Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS INVESTORS TRUST SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $842,684,636
                                                                 ============
Gross unrealized appreciation                                    $183,729,544
Gross unrealized depreciation                                     (12,437,594)
                                                                 ------------
      Net unrealized appreciation (depreciation)                 $171,291,950
                                                                 ============

The aggregate cost above includes prior fiscal year end tax adjustments.

                                                          M F S (R)
                                                          INVESTMENT MANAGEMENT

MFS(R) CORE EQUITY SERIES
MFS(R) VARIABLE INSURANCE TRUST(SM)

9/30/07
QUARTERLY PORTFOLIO HOLDINGS

[graphic omitted]

PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

MFS Variable Insurance Trust - MFS Core Equity Series

ISSUER                                                                                           SHARES/PAR            VALUE ($)

COMMON STOCKS - 99.2%

AEROSPACE - 3.0%
Lockheed Martin Corp.                                                                                10,560          $  1,145,644
Precision Castparts Corp.                                                                             6,360               941,153
United Technologies Corp.                                                                            24,720             1,989,466
                                                                                                                     ------------
                                                                                                                     $  4,076,263
                                                                                                                     ------------
AIRLINES - 0.3%
Southwest Airlines Co. (l)                                                                           26,700          $    395,160
                                                                                                                     ------------
APPAREL MANUFACTURERS - 0.7%
NIKE, Inc., "B"                                                                                      11,400          $    668,724
Quiksilver, Inc. (a)(l)                                                                              18,880               269,984
                                                                                                                     ------------
                                                                                                                     $    938,708
                                                                                                                     ------------
BIOTECHNOLOGY - 2.0%
Amgen, Inc. (a)                                                                                      22,530          $  1,274,522
Celgene Corp. (a)                                                                                     7,440               530,546
Genzyme Corp. (a)                                                                                    15,241               944,332
                                                                                                                     ------------
                                                                                                                     $  2,749,400
                                                                                                                     ------------
BROADCASTING - 2.0%
News Corp., "A"                                                                                      56,990          $  1,253,210
Viacom, Inc., "B" (a)(l)                                                                             21,481               837,115
Walt Disney Co.                                                                                      16,270               559,525
                                                                                                                     ------------
                                                                                                                     $  2,649,850
                                                                                                                     ------------
BROKERAGE & ASSET MANAGERS - 3.0%
Affiliated Managers Group, Inc. (a)(l)                                                                4,720          $    601,847
Deutsche Boerse AG                                                                                    5,580               760,461
Evercore Partners, Inc. (l)                                                                          18,300               481,107
Goldman Sachs Group, Inc.                                                                             4,770             1,033,850
Legg Mason, Inc.                                                                                      8,330               702,136
TD AMERITRADE Holding Corp. (a)(l)                                                                   27,150               494,673
                                                                                                                     ------------
                                                                                                                     $  4,074,074
                                                                                                                     ------------
BUSINESS SERVICES - 1.4%
Corporate Executive Board Co. (l)                                                                     8,480          $    629,555
Fidelity National Information Services, Inc.                                                         10,000               443,700
Global Payments, Inc.                                                                                 8,500               375,870
Satyam Computer Services Ltd., ADR (l)                                                               16,680               431,845
                                                                                                                     ------------
                                                                                                                     $  1,880,970
                                                                                                                     ------------
CABLE TV - 0.8%
Cablevision Systems Corp., "A" (a)                                                                   12,650          $    441,991
Comcast Corp., "Special A" (a)                                                                       24,090               577,196
                                                                                                                     ------------
                                                                                                                     $  1,019,187
                                                                                                                     ------------
CHEMICALS - 1.2%
3M Co.                                                                                                5,870          $    549,315
PPG Industries, Inc.                                                                                 13,530             1,022,192
                                                                                                                     ------------
                                                                                                                     $  1,571,507
                                                                                                                     ------------
COMPUTER SOFTWARE - 3.7%
ACI Worldwide, Inc. (a)(l)                                                                           16,410          $    366,764
Adobe Systems, Inc. (a)                                                                              22,347               975,670
CommVault Systems, Inc. (a)                                                                          26,500               490,780
MSC.Software Corp. (a)(l)                                                                           131,265             1,787,829
Oracle Corp. (a)                                                                                     46,543             1,007,656
VeriSign, Inc. (a)                                                                                   12,703               428,599
                                                                                                                     ------------
                                                                                                                     $  5,057,298
                                                                                                                     ------------
COMPUTER SOFTWARE - SYSTEMS - 3.8%
Cray, Inc. (a)(l)                                                                                    99,030          $    713,016
EMC Corp. (a)                                                                                        68,700             1,428,960
International Business Machines Corp. (l)                                                            13,950             1,643,310
Network Appliance, Inc. (a)                                                                          49,283             1,326,206
                                                                                                                     ------------
                                                                                                                     $  5,111,492
                                                                                                                     ------------
CONSTRUCTION - 0.6%
D.R. Horton, Inc. (l)                                                                                14,860          $    190,357
Masco Corp.                                                                                          25,990               602,188
                                                                                                                     ------------
                                                                                                                     $    792,545
                                                                                                                     ------------
CONSUMER GOODS & SERVICES - 2.9%
Apollo Group, Inc., "A" (a)                                                                          19,100          $  1,148,865
Colgate-Palmolive Co.                                                                                14,780             1,054,110
Procter & Gamble Co.                                                                                 24,040             1,690,974
                                                                                                                     ------------
                                                                                                                     $  3,893,949
                                                                                                                     ------------
CONTAINERS - 0.5%
Owens-Illinois, Inc. (a)                                                                             15,660          $    649,107
                                                                                                                     ------------
ELECTRICAL EQUIPMENT - 3.9%
Danaher Corp.                                                                                        43,080          $  3,563,147
Rockwell Automation, Inc.                                                                            21,380             1,486,124
WESCO International, Inc. (a)(l)                                                                      6,790               291,563
                                                                                                                     ------------
                                                                                                                     $  5,340,834
                                                                                                                     ------------
ELECTRONICS - 3.8%
Applied Materials, Inc.                                                                              42,170          $    872,919
Hittite Microwave Corp. (a)(l)                                                                       13,330               588,520
Intel Corp.                                                                                          65,980             1,706,243
Marvell Technology Group Ltd. (a)                                                                    34,140               558,872
National Semiconductor Corp.                                                                          9,880               267,946
SanDisk Corp. (a)(l)                                                                                 13,660               752,666
Solectron Corp. (a)                                                                                 108,050               421,395
                                                                                                                     ------------
                                                                                                                     $  5,168,561
                                                                                                                     ------------
ENERGY - INDEPENDENT - 0.9%
Apache Corp.                                                                                          9,860          $    887,992
CONSOL Energy, Inc.                                                                                   6,320               294,512
                                                                                                                     ------------
                                                                                                                     $  1,182,504
                                                                                                                     ------------
ENERGY - INTEGRATED - 6.4%
Chevron Corp.                                                                                         3,600          $    336,888
Exxon Mobil Corp.                                                                                    57,920             5,361,075
Hess Corp.                                                                                           20,970             1,395,134
Marathon Oil Corp.                                                                                   26,480             1,509,890
                                                                                                                     ------------
                                                                                                                     $  8,602,987
                                                                                                                     ------------
ENGINEERING - CONSTRUCTION - 0.4%
North American Energy Partners, Inc. (a)                                                             31,610          $    545,589
                                                                                                                     ------------
FOOD & BEVERAGES - 3.3%
Diamond Foods, Inc. (l)                                                                              16,260          $    335,932
General Mills, Inc.                                                                                  18,690             1,084,207
Hain Celestial Group, Inc. (a)(l)                                                                    18,280               587,336
Kellogg Co. (l)                                                                                       9,680               542,080
PepsiCo, Inc.                                                                                        26,520             1,942,855
                                                                                                                     ------------
                                                                                                                     $  4,492,410
                                                                                                                     ------------
FOOD & DRUG STORES - 1.0%
CVS Caremark Corp.                                                                                   23,370          $    926,153
SUPERVALU, Inc.                                                                                      10,300               401,803
                                                                                                                     ------------
                                                                                                                     $  1,327,956
                                                                                                                     ------------
GAMING & LODGING - 1.1%
International Game Technology                                                                         8,970          $    386,607
Marriott Inernational, Inc., "A"                                                                      8,920               387,752
Penn National Gaming, Inc. (a)                                                                        5,460               322,249
Royal Caribbean Cruises Ltd. (l)                                                                      9,490               370,395
                                                                                                                     ------------
                                                                                                                     $  1,467,003
                                                                                                                     ------------
GENERAL MERCHANDISE - 1.0%
99 Cents Only Stores (a)(l)                                                                          27,870          $    286,225
Macy's, Inc.                                                                                         20,810               672,579
Stage Stores, Inc.                                                                                   19,430               354,209
                                                                                                                     ------------
                                                                                                                     $  1,313,013
                                                                                                                     ------------
HEALTH MAINTENANCE ORGANIZATIONS - 1.1%
UnitedHealth Group, Inc.                                                                             15,500          $    750,665
WellPoint, Inc. (a)                                                                                   9,140               721,329
                                                                                                                     ------------
                                                                                                                     $  1,471,994
                                                                                                                     ------------
INSURANCE - 4.9%
Aflac, Inc.                                                                                          11,370          $    648,545
Allied World Assurance Co. Holdings Ltd.                                                             17,140               889,737
Chubb Corp.                                                                                          25,970             1,393,031
Genworth Financial, Inc., "A"                                                                        15,290               469,862
Hartford Financial Services Group, Inc.                                                              21,280             1,969,464
MetLife, Inc.                                                                                        12,020               838,155
MGIC Investment Corp. (l)                                                                            11,090               358,318
                                                                                                                     ------------
                                                                                                                     $  6,567,112
                                                                                                                     ------------
INTERNET - 1.5%
Google, Inc., "A" (a)                                                                                 3,500          $  1,985,445
                                                                                                                     ------------
LEISURE & TOYS - 0.8%
Ubisoft Entertainment S.A. (a)                                                                       15,145          $  1,035,247
                                                                                                                     ------------
MACHINERY & TOOLS - 1.4%
Bucyrus International, Inc.                                                                           5,090          $    371,214
Eaton Corp.                                                                                          10,490             1,038,930
Timken Co.                                                                                           14,730               547,220
                                                                                                                     ------------
                                                                                                                     $  1,957,364
                                                                                                                     ------------
MAJOR BANKS - 5.1%
Bank of America Corp.                                                                                43,436          $  2,183,528
Bank of New York Mellon Corp.                                                                        30,628             1,351,920
JPMorgan Chase & Co.                                                                                 39,700             1,819,054
State Street Corp.                                                                                   21,980             1,498,157
                                                                                                                     ------------
                                                                                                                     $  6,852,659
                                                                                                                     ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.5%
MWI Veterinary Supply, Inc. (a)(l)                                                                   17,800          $    671,950
                                                                                                                     ------------
MEDICAL EQUIPMENT - 2.5%
Advanced Medical Optics, Inc. (a)(l)                                                                 22,980          $    702,958
Aspect Medical Systems, Inc. (a)(l)                                                                  43,250               586,903
Boston Scientific Corp. (a)                                                                          50,690               707,126
Cyberonics, Inc. (a)(l)                                                                              19,030               265,278
NxStage Medical, Inc. (a)(l)                                                                         24,400               353,556
St. Jude Medical, Inc. (a)                                                                           11,870               523,111
Thoratec Corp. (a)(l)                                                                                15,050               311,385
                                                                                                                     ------------
                                                                                                                     $  3,450,317
                                                                                                                     ------------
METALS & MINING - 1.5%
BHP Billiton PLC                                                                                     55,870          $  1,999,838
                                                                                                                     ------------
NATURAL GAS - DISTRIBUTION - 1.0%
Questar Corp.                                                                                        13,430          $    705,478
Sempra Energy                                                                                        12,080               702,090
                                                                                                                     ------------
                                                                                                                     $  1,407,568
                                                                                                                     ------------
NATURAL GAS - PIPELINE - 0.8%
Williams Cos., Inc.                                                                                  32,500          $  1,106,950
                                                                                                                     ------------
NETWORK & TELECOM - 2.3%
Cisco Systems, Inc. (a)                                                                              35,240          $  1,166,796
Motorola, Inc.                                                                                       22,650               419,705
NICE Systems Ltd., ADR (a)                                                                           17,950               643,328
Nortel Networks Corp. (a)(l)                                                                         23,130               392,747
Sonus Networks, Inc. (a)                                                                             89,460               545,706
                                                                                                                     ------------
                                                                                                                     $  3,168,282
                                                                                                                     ------------
OIL SERVICES - 2.6%
Dresser-Rand Group, Inc. (a)                                                                          8,290          $    354,066
Exterran Holdings, Inc. (a)(l)                                                                        3,930               315,736
Halliburton Co.                                                                                      42,470             1,630,848
National Oilwell Varco, Inc. (a)                                                                      3,370               486,965
Noble Corp.                                                                                          15,390               754,880
                                                                                                                     ------------
                                                                                                                     $  3,542,495
                                                                                                                     ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 4.6%
American Express Co.                                                                                 30,430          $  1,806,629
Commerce Bancorp, Inc. (l)                                                                           16,310               632,502
Countrywide Financial Corp. (l)                                                                      53,330             1,013,803
Euro Dekania Ltd., IEU (a)(z)                                                                        50,820               685,340
Fannie Mae                                                                                           23,150             1,407,752
Fremont General Corp. (l)                                                                            27,000               105,300
Oaktree Capital Management LLC (a)(z)                                                                16,000               588,000
                                                                                                                     ------------
                                                                                                                     $  6,239,326
                                                                                                                     ------------
PHARMACEUTICALS - 4.8%
Abbott Laboratories                                                                                  35,060          $  1,879,917
Bristol-Myers Squibb Co.                                                                             25,040               721,653
Medicis Pharmaceutical Corp., "A" (l)                                                                15,210               464,057
Merck & Co., Inc.                                                                                    53,560             2,768,516
Wyeth                                                                                                15,733               700,905
                                                                                                                     ------------
                                                                                                                     $  6,535,048
                                                                                                                     ------------
RAILROAD & SHIPPING - 0.4%
Burlington Northern Santa Fe Corp.                                                                    6,100          $    495,137
                                                                                                                     ------------
REAL ESTATE - 1.8%
BRE Properties, Inc., REIT (l)                                                                       14,150          $    791,410
Mack-Cali Realty Corp., REIT T (l)                                                                   23,340               959,274
Maguire Properties, Inc., REIT                                                                       27,220               703,093
                                                                                                                     ------------
                                                                                                                     $  2,453,777
                                                                                                                     ------------
RESTAURANTS - 0.9%
Panera Bread Co. (a)(l)                                                                               8,090          $    330,072
Red Robin Gourmet Burgers, Inc. (a)(l)                                                               15,570               667,953
Texas Roadhouse, Inc., "A" (a)(l)                                                                    18,960               221,832
                                                                                                                     ------------
                                                                                                                     $  1,219,857
                                                                                                                     ------------
SPECIALTY CHEMICALS - 1.0%
Air Products & Chemicals, Inc.                                                                        6,540          $    639,350
Praxair, Inc.                                                                                         8,170               684,319
                                                                                                                     ------------
                                                                                                                     $  1,323,669
                                                                                                                     ------------
SPECIALTY STORES - 3.1%
CarMax, Inc. (a)                                                                                     16,650          $    338,495
Dick's Sporting Goods, Inc. (a)(l)                                                                    6,060               406,929
Ethan Allen Interiors, Inc. (l)                                                                      15,930               520,752
GameStop Corp., "A" (a)                                                                               7,990               450,237
Lowe's Cos., Inc.                                                                                    35,230               987,145
Nordstrom, Inc.                                                                                      12,200               572,058
Staples, Inc.                                                                                        20,060               431,089
Urban Outfitters, Inc. (a)(l)                                                                        25,280               551,104
                                                                                                                     ------------
                                                                                                                     $  4,257,809
                                                                                                                     ------------
TELECOMMUNICATIONS - WIRELESS - 0.4%
Rogers Communications, Inc., "B"                                                                     11,680          $    532,223
                                                                                                                     ------------
TELEPHONE SERVICES - 3.1%
AT&T, Inc.                                                                                           63,110          $  2,670,184
Embarq Corp.                                                                                          6,360               353,616
Qwest Communications International, Inc. (a)(l)                                                      69,080               632,773
TELUS Corp. (non-voting shares)                                                                      10,010               564,114
                                                                                                                     ------------
                                                                                                                     $  4,220,687
                                                                                                                     ------------
TOBACCO - 1.4%
Altria Group, Inc.                                                                                   27,930          $  1,941,973
                                                                                                                     ------------
TRUCKING - 0.9%
FedEx Corp.                                                                                           9,510          $    996,173
Landstar System, Inc.                                                                                 6,180               259,375
                                                                                                                     ------------
                                                                                                                     $  1,255,548
                                                                                                                     ------------
UTILITIES - ELECTRIC POWER - 3.1%
American Electric Power Co., Inc.                                                                    17,790          $    819,763
DPL, Inc. (l)                                                                                        27,360               718,474
Entergy Corp.                                                                                         7,710               834,916
NRG Energy, Inc. (a)                                                                                 20,120               850,875
Public Service Enterprise Group, Inc.                                                                10,610               933,574
                                                                                                                     ------------
                                                                                                                     $  4,157,602
                                                                                                                     ------------
  TOTAL COMMON STOCKS                                                                                                $134,150,244
                                                                                                                     ------------
SHORT-TERM OBLIGATIONS - 0.7%
Cargill, Inc., 4.85%, due 10/01/07 (t)(y)                                                       $ 1,042,000          $  1,042,000
                                                                                                                     ------------

COLLATERAL FOR SECURITIES LOANED - 15.3%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                 20,685,514          $ 20,685,514
                                                                                                                     ------------
  TOTAL INVESTMENTS(k)                                                                                               $155,877,758
                                                                                                                     ------------
OTHER ASSETS, LESS LIABILITIES - (15.2)%                                                                              (20,612,494)
                                                                                                                     ------------
  NET ASSETS - 100.0%                                                                                                $135,265,264
                                                                                                                     ------------

(a) Non-income producing security.
(k) As of September 30, 2007, the series had two securities that were fair valued, aggregating $1,273,340 and 0.82% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities
    Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The series holds the following restricted securities:

                                                                  ACQUISITION      ACQUISITION       CURRENT      TOTAL % OF
RESTRICTED SECURITIES                                                 DATE             COST       MARKET VALUE    NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
Euro Dekania Ltd., IEU                                              6/25/07          $737,167      $  685,340
Oaktree Capital Management LLC                                      5/21/07           704,000         588,000
-------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                        $1,273,340        0.9%
                                                                                                   ======================

The following abbreviations are used in this report and are defined:

ADR       American Depository Receipt
IEU       International Equity Unit
REIT      Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS CORE EQUITY SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $151,976,617
                                                                  ============
Gross unrealized appreciation                                     $ 10,061,580
Gross unrealized depreciation                                       (6,160,439)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $  3,901,141
                                                                  ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) SECURITIES LENDING COLLATERAL

At September 30, 2007, the value of securities loaned was $21,801,046. These loans were collateralized by cash of $20,685,514 and U.S. Treasury obligations of $1,675,307.

                                                          M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) UTILITIES SERIES
MFS(R) VARIABLE INSURANCE TRUST(SM)

9/30/07
QUARTERLY PORTFOLIO HOLDINGS

[graphic omitted]

PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

MFS Variable Insurance Trust - MFS Utilities Series

ISSUER                                                                                          SHARES/PAR             VALUE ($)

COMMON STOCKS - 93.3%

BROADCASTING - 1.2%
Citadel Broadcasting Corp. (l)                                                                      845,000        $    3,515,200
Grupo Televisa S.A., ADR                                                                            733,600            17,731,112
News Corp., "A"                                                                                     383,100             8,424,369
                                                                                                                   --------------
                                                                                                                   $   29,670,681
                                                                                                                   --------------
CABLE TV - 3.6%
Comcast Corp., "Special A" (a)                                                                    1,750,950        $   41,952,762
Net Servicos de Comuicacao S.A., IPS (a)                                                            591,600             9,701,853
Time Warner Cable, Inc. (a)                                                                       1,152,900            37,815,120
                                                                                                                   --------------
                                                                                                                   $   89,469,735
                                                                                                                   --------------
ENERGY - INDEPENDENT - 2.1%
EOG Resources, Inc.                                                                                  16,500        $    1,193,445
Talisman Energy, Inc.                                                                               920,100            18,083,479
Ultra Petroleum Corp. (a)                                                                           367,600            22,805,904
Venoco, Inc. (a)(l)                                                                                 223,370             3,830,796
XTO Energy, Inc.                                                                                     85,300             5,274,952
                                                                                                                   --------------
                                                                                                                   $   51,188,576
                                                                                                                   --------------
ENERGY - INTEGRATED - 0.9%
OAO Gazprom, ADR                                                                                    275,500        $   12,149,550
TOTAL S.A                                                                                           114,400             9,308,777
                                                                                                                   --------------
                                                                                                                   $   21,458,327
                                                                                                                   --------------
ENGINEERING - CONSTRUCTION - 0.1%
Acciona S.A                                                                                          10,000        $    2,721,385
                                                                                                                   --------------

INTERNET - 0.6%
Iliad S.A                                                                                           162,932        $   15,110,968
                                                                                                                   --------------

NATURAL GAS - DISTRIBUTION - 7.2%
AGL Resources, Inc.                                                                                  90,910        $    3,601,854
Energen Corp.                                                                                        36,500             2,084,880
Equitable Resources, Inc. (l)                                                                     1,329,600            68,966,352
MDU Resources Group, Inc.                                                                         1,327,800            36,965,952
Questar Corp.                                                                                       511,340            26,860,690
Sempra Energy                                                                                       662,500            38,504,500
                                                                                                                   --------------
                                                                                                                   $  176,984,228
                                                                                                                   --------------
NATURAL GAS - PIPELINE - 5.3%
El Paso Corp.                                                                                     1,540,300        $   26,138,891
Enagas S.A                                                                                        1,571,000            40,757,678
Williams Cos., Inc.                                                                               1,877,265            63,939,646
                                                                                                                   --------------
                                                                                                                   $  130,836,215
                                                                                                                   --------------
OIL SERVICES - 1.5%
Halliburton Co.                                                                                     572,400        $   21,980,160
Noble Corp.                                                                                         274,900            13,483,845
                                                                                                                   --------------
                                                                                                                   $   35,464,005
                                                                                                                   --------------
TELECOMMUNICATIONS - WIRELESS - 9.8%
America Movil S.A.B. de C.V., "L", ADR                                                              477,200        $   30,540,800
Cellcom Israel Ltd.                                                                               1,605,710            39,050,867
Hutchison Telecommunications
International Ltd.                                                                                5,958,000             8,280,218
Millicom International Cellular S.A. (a)(l)                                                          59,100             4,958,490
Mobile TeleSystems OJSC, ADR                                                                        323,700            22,435,647
MTN Group Ltd.                                                                                      784,400            11,928,953
Ntelos Holdings Corp.                                                                               281,900             8,304,774
Orascom Telecom Holding SAE, GDR                                                                    245,100            16,029,540
Partner Communication Co. Ltd., ADR (l)                                                             559,685             9,268,384
Philippine Long Distance Telephone Co.                                                              137,500             8,881,798
Philippine Long Distance Telephone Co., ADR                                                         183,900            11,832,126
Rogers Communications, Inc., "B"                                                                    393,300            17,921,530
Tim Participacoes S.A., ADR (l)                                                                     601,900            24,413,064
Vodafone Group PLC                                                                                7,536,100            27,206,304
                                                                                                                   --------------
                                                                                                                   $  241,052,495
                                                                                                                   --------------
TELEPHONE SERVICES - 15.1%
American Tower Corp., "A" (a)(l)                                                                    270,100        $   11,760,154
AT&T, Inc.                                                                                        1,729,300            73,166,683
Bharti Tele-Ventures Ltd. (a)                                                                        52,300             1,261,382
Citizens Communications Co. (l)                                                                     339,700             4,864,504
Embarq Corp.                                                                                        661,300            36,768,280
Qwest Communications International, Inc. (a)(l)                                                   4,423,700            40,521,092
Royal KPN N.V                                                                                     1,184,700            20,574,929
Singapore Telecommunications Ltd.                                                                 5,346,000            14,460,801
Tele Norte Leste Participacoes S.A                                                                  101,800             3,387,224
Telecom Argentina S.A., ADR (a)(l)                                                                  767,900            18,851,945
Telecom Egypt                                                                                        69,004               210,069
Telefonica S.A                                                                                    1,393,400            39,033,319
Telekom Austria AG                                                                                  139,200             3,645,144
Telenor A.S.A                                                                                     2,165,800            43,387,911
TeliaSonera AB                                                                                      423,100             3,827,997
TELUS Corp. (non-voting shares)                                                                     533,960            30,091,335
Windstream Corp. (l)                                                                              1,775,408            25,068,761
                                                                                                                   --------------
                                                                                                                   $  370,881,530
                                                                                                                   --------------
UTILITIES - ELECTRIC POWER - 45.9%
AES Corp. (a)                                                                                     2,066,100        $   41,404,644
AES Tiete S.A., IPS                                                                             515,450,900            17,940,953
Allegheny Energy, Inc. (a)                                                                           68,200             3,564,132
Ameren Corp.                                                                                        163,000             8,557,500
American Electric Power Co., Inc.                                                                 1,273,500            58,682,880
British Energy Group PLC                                                                          1,113,860            12,177,454
CEZ AS                                                                                              628,700            38,658,039
CMS Energy Corp.                                                                                  2,685,100            45,163,382
Consolidated Edison, Inc.                                                                           249,480            11,550,924
Constellation Energy Group, Inc.                                                                    515,750            44,246,193
Covanta Holding Corp. (a)(l)                                                                        563,570            13,813,101
Dominion Resources, Inc.                                                                            187,100            15,772,530
DPL, Inc. (l)                                                                                     1,119,600            29,400,696
DTE Energy Co.                                                                                      511,000            24,752,840
Dynegy, Inc. (a)                                                                                  1,557,942            14,395,384
E.ON AG                                                                                             295,600            54,695,276
Edison International                                                                                661,300            36,669,085
Electricite de France                                                                                12,100             1,280,371
Eletropaulo Metropolitana S.A., IPS                                                             431,000,000            28,686,307
Enersis S.A., ADR                                                                                 1,286,100            22,815,414
Entergy Corp.                                                                                       130,560            14,138,342
Entergy Corp., "A"                                                                                  891,420            59,591,427
Exelon Corp.                                                                                        125,700             9,472,752
FirstEnergy Corp.                                                                                   242,500            15,359,950
FPL Group, Inc.                                                                                     763,100            46,457,528
Iberdrola S.A                                                                                       481,316            28,298,726
Integrys Energy Group, Inc. (l)                                                                     197,700            10,128,171
International Power PLC                                                                           3,601,200            33,238,594
Mirant Corp. (a)                                                                                    480,700            19,554,876
Northeast Utilities                                                                                 380,400            10,868,028
NRG Energy, Inc. (a)                                                                              2,406,800           101,783,572
Pepco Holdings, Inc.                                                                              1,111,500            30,099,420
PG&E Corp. (l)                                                                                      930,200            44,463,560
Portland General Electric Co.                                                                       235,420             6,544,676
Public Service Enterprise Group, Inc.                                                               761,500            67,004,385
Red Electrica de Espana                                                                             691,500            35,870,380
Scottish & Southern Energy PLC                                                                      917,000            28,340,792
SUEZ S.A                                                                                             88,000             5,186,473
Veolia Environnement S.A                                                                            241,705            20,830,037
Xcel Energy, Inc. (l)                                                                               776,800            16,732,272
                                                                                                                   --------------
                                                                                                                   $1,128,191,066
                                                                                                                   --------------
  TOTAL COMMON STOCKS                                                                                              $2,293,029,211
                                                                                                                   --------------

BONDS - 0.0%

ASSET BACKED & SECURITIZED - 0.0%
Falcon Franchise Loan LLC, FRN, 3.794%, 2023 (i)(n)                                            $    521,951        $       47,764
                                                                                                                   --------------

UTILITIES - ELECTRIC POWER - 0.0%
TXU Eastern Funding Co., 6.75%, 2009 (d)                                                       $     16,000        $          940
                                                                                                                   --------------
  TOTAL BONDS                                                                                                      $       48,704
                                                                                                                   --------------

CONVERTIBLE PREFERRED STOCKS - 2.4%

NATURAL GAS - PIPELINE - 0.7%
El Paso Corp., 4.99%                                                                                 11,690        $   16,498,974
                                                                                                                   --------------

UTILITIES - ELECTRIC POWER - 1.7%
NRG Energy, Inc., 5.75%                                                                             104,200        $   38,540,975
PNM Resources, Inc., 6.75%                                                                          112,100             4,982,845
                                                                                                                   --------------
                                                                                                                   $   43,523,820
                                                                                                                   --------------
  TOTAL CONVERTIBLE PREFERRED STOCKS                                                                               $   60,022,794
                                                                                                                   --------------

CONVERTIBLE BONDS - 0.7%

ENERGY - INDEPENDENT - 0.3%
Peabody Energy Corp., 4.75%, 2066                                                              $  5,960,000        $    6,258,000
                                                                                                                   --------------

TELEPHONE SERVICES - 0.3%
Level 3 Communications, Inc., 3.5%, 2012                                                       $  7,050,000        $    7,631,625
                                                                                                                   --------------

UTILITIES - ELECTRIC POWER - 0.1%
Covanta Holding Corp., 1%, 2027                                                                $  2,404,000        $    2,446,070
                                                                                                                   --------------
  TOTAL CONVERTIBLE BONDS                                                                                          $   16,335,695
                                                                                                                   --------------


                                                                                     FIRST
ISSUER                                                              STRIKE PRICE    EXERCISE    SHARES/PAR            VALUE ($)

WARRANTS - 0.4%

UTILITIES - ELECTRIC POWER - 0.4%
Merrill Lynch International & Co.
(Covered Call - RAO Unified Energy System) (a)                           $0.0001    7/04/17       7,570,000        $    9,810,720
                                                                                                                   --------------

COLLATERAL FOR SECURITIES LOANED - 5.2%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                126,419,383        $  126,419,383
                                                                                                                   --------------

MONEY MARKET FUNDS (v) - 3.3%
MFS Institutional Money Market Portfolio, 5.31%, at Net Asset Value                              81,687,991        $   81,687,991
                                                                                                                   --------------
  TOTAL INVESTMENTS(k)                                                                                             $2,587,354,498
                                                                                                                   --------------

OTHER ASSETS, LESS LIABILITIES - (5.3)%                                                                              (129,507,872)
                                                                                                                   --------------

  NET ASSETS - 100.0%                                                                                              $2,457,846,626
                                                                                                                   --------------

(a) Non-income producing security.
(d) Non-income producing security - in default.
(i) Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of September 30, 2007, the series held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $81,187,304 and 3.14% of market value. An independent pricing service provided an evaluated bid for
    2.76% of the market value.
(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $47,764, representing less than 0.01% of net assets.
(v) Affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR          American Depository Receipt
FRN          Floating Rate Note.  Interest rate resets periodically and may not be the rate reported at period end.
GDR          Global Depository Receipt
IPS          International Preference Stock

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS UTILITIES SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                               $2,174,640,366
                                                                             ==============
Gross unrealized appreciation                                                $  437,344,847
Gross unrealized depreciation                                                   (24,630,715)
                                                                             --------------
      Net unrealized appreciation (depreciation)                             $  412,714,132
                                                                             ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) SECURITIES LENDING COLLATERAL

At September 30, 2007, the value of securities loaned was $139,895,732. These loans were collateralized by cash of
$126,419,383 and U.S. Treasury obligations of $17,188,687.

(3) FINANCIAL INSTRUMENTS

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT 9/30/07

                                                                                                            NET UNREALIZED
                              CONTRACTS TO           SETTLEMENT                             CONTRACTS        APPRECIATION
TYPE          CURRENCY      DELIVER/RECEIVE          DATE RANGE         IN EXCHANGE FOR      AT VALUE       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
APPRECIATION
------------
    Buy         EUR             1,986,160            12/14/2007           $  2,816,171     $  2,838,482       $    22,311
    Buy         GBP             1,060,296            12/14/2007              2,140,471        2,165,004            24,533
                                                                                                              -----------
                                                                                                              $    46,844
                                                                                                              ===========

DEPRECIATION
------------
    Sell        EUR           118,984,802        11/19/07-12/19/07        $165,469,473     $170,008,842       $(4,539,369)
    Sell        GBP            30,861,017        12/14/07-12/19/07          61,887,904       63,008,439        (1,120,535)
                                                                                                              -----------
                                                                                                              $(5,659,904)
                                                                                                              ===========

Abbreviations indicate amounts shown in currencies other than the U.S. Dollar.  All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below.

      EUR    Euro
      GBP    British Pound

At September 30, 2007, the series had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the series' holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the series' transactions in the securities of these issuers during the period ended September 30, 2007, is set forth below:

                                                        BEGINNING        ACQUISITIONS       DISPOSITIONS         ENDING
AFFILIATE                                                 SHARES            SHARES             SHARES            SHARES
-------------------------------------------------------------------------------------------------------------------------
MFS Institutional Money Market Portfolio                        -          429,835,313       348,147,322       81,687,991

                                                                         CAPITAL GAIN
                                                         REALIZED        DISTRIBUTIONS
                                                           GAIN        FROM UNDERLYING        DIVIDEND           ENDING
AFFILIATE                                                 (LOSS)            FUNDS              INCOME            VALUE
-------------------------------------------------------------------------------------------------------------------------
MFS Institutional Money Market Portfolio                $       -          $         -       $ 1,558,349      $81,687,991

(5) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2007, are as follows:

----------------------------------
United States                61.2%
----------------------------------
Spain                         6.0%
----------------------------------
United Kingdom                4.1%
----------------------------------
Brazil                        3.4%
----------------------------------
Canada                        2.7%
----------------------------------
Germany                       2.2%
----------------------------------
France                        2.1%
----------------------------------
Israel                        2.0%
----------------------------------
Mexico                        2.0%
----------------------------------
Other Countries              14.3%
----------------------------------

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

                                                          M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) EMERGING GROWTH SERIES
MFS(R) VARIABLE INSURANCE TRUST(SM)

9/30/07
QUARTERLY PORTFOLIO HOLDINGS

[graphic omitted]

PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

MFS Variable Insurance Trust - MFS Emerging Growth Series

ISSUER                                                                                           SHARES/PAR            VALUE ($)

COMMON STOCKS - 96.7%

AEROSPACE - 4.0%
Lockheed Martin Corp.                                                                               105,860          $ 11,484,746
Precision Castparts Corp.                                                                            11,020             1,630,740
Rockwell Collins, Inc.                                                                               80,180             5,856,347
United Technologies Corp.                                                                           129,410            10,414,917
                                                                                                                     ------------
                                                                                                                     $ 29,386,750
                                                                                                                     ------------
APPAREL MANUFACTURERS - 2.2%
Coach, Inc. (a)                                                                                      38,350          $  1,812,805
Li & Fung Ltd.                                                                                      386,000             1,639,150
LVMH Moet Hennessy Louis Vuitton S.A.                                                                31,080             3,728,734
NIKE, Inc., "B"                                                                                     114,160             6,696,626
Quiksilver, Inc. (a)(l)                                                                             161,440             2,308,592
                                                                                                                     ------------
                                                                                                                     $ 16,185,907
                                                                                                                     ------------
BIOTECHNOLOGY - 5.5%
Celgene Corp. (a)(l)                                                                                128,470          $  9,161,196
Genentech, Inc. (a)                                                                                  55,620             4,339,472
Genzyme Corp. (a)                                                                                   135,890             8,419,744
Gilead Sciences, Inc. (a)                                                                           205,760             8,409,411
Millipore Corp. (a)(l)                                                                              132,970            10,079,126
                                                                                                                     ------------
                                                                                                                     $ 40,408,949
                                                                                                                     ------------
BROADCASTING - 1.8%
Grupo Televisa S.A., ADR                                                                            141,800          $  3,427,306
News Corp., "A"                                                                                     439,010             9,653,830
                                                                                                                     ------------
                                                                                                                     $ 13,081,136
                                                                                                                     ------------
BROKERAGE & ASSET MANAGERS - 3.6%
Affiliated Managers Group, Inc. (a)(l)                                                               19,710          $  2,513,222
Charles Schwab Corp.                                                                                332,480             7,181,568
Deutsche Boerse AG                                                                                   44,060             6,004,644
EFG International                                                                                    51,860             2,442,358
GFI Group, Inc. (a)(l)                                                                               23,680             2,039,322
Goldman Sachs Group, Inc.                                                                            21,810             4,727,099
T. Rowe Price Group, Inc.                                                                            28,440             1,583,824
                                                                                                                     ------------
                                                                                                                     $ 26,492,037
                                                                                                                     ------------
BUSINESS SERVICES - 3.2%
Amdocs Ltd. (a)                                                                                     194,980          $  7,251,306
Cognizant Technology Solutions Corp., "A" (a)                                                        51,590             4,115,334
Corporate Executive Board Co. (l)                                                                    85,590             6,354,202
CoStar Group, Inc. (a)(l)                                                                            19,930             1,065,259
Fidelity National Information Services, Inc.                                                         32,200             1,428,714
Global Payments, Inc.                                                                                59,400             2,626,668
Satyam Computer Services Ltd., ADR                                                                   28,200               730,098
                                                                                                                     ------------
                                                                                                                     $ 23,571,581
                                                                                                                     ------------
CHEMICALS - 1.2%
Monsanto Co.                                                                                        106,710          $  9,149,315
                                                                                                                     ------------

COMPUTER SOFTWARE - 6.0%
ACI Worldwide, Inc. (a)(l)                                                                           53,910          $  1,204,889
Adobe Systems, Inc. (a)                                                                             391,530            17,094,200
Cognos, Inc. (a)                                                                                     34,720             1,441,922
NAVTEQ Corp. (a)                                                                                     74,800             5,832,156
Oracle Corp. (a)                                                                                    138,560             2,999,824
Salesforce.com, Inc. (a)                                                                             79,100             4,059,412
Synopsys, Inc. (a)                                                                                   98,450             2,666,026
VeriSign, Inc. (a)                                                                                  257,170             8,676,916
                                                                                                                     ------------
                                                                                                                     $ 43,975,345
                                                                                                                     ------------
COMPUTER SOFTWARE - SYSTEMS - 2.5%
Apple Computer, Inc. (a)                                                                             20,540          $  3,153,712
EMC Corp. (a)                                                                                       498,460            10,367,968
Network Appliance, Inc. (a)                                                                         178,030             4,790,787
                                                                                                                     ------------
                                                                                                                     $ 18,312,467
                                                                                                                     ------------
CONSUMER GOODS & SERVICES - 4.4%
Apollo Group, Inc., "A" (a)                                                                         164,460          $  9,892,269
Avon Products, Inc.                                                                                  65,030             2,440,576
Capella Education Co. (a)(l)                                                                         47,380             2,649,016
New Oriental Education & Technology Group, Inc., ADR (a)                                             61,770             4,111,411
Priceline.com, Inc. (a)(l)                                                                           53,850             4,779,188
Sotheby's (l)                                                                                        16,260               777,065
Strayer Education, Inc.                                                                              44,430             7,492,231
                                                                                                                     ------------
                                                                                                                     $ 32,141,756
                                                                                                                     ------------
ELECTRICAL EQUIPMENT - 2.4%
Anixter International, Inc. (a)(l)                                                                   26,600          $  2,193,170
Danaher Corp.                                                                                       134,270            11,105,472
Rockwell Automation, Inc.                                                                            66,810             4,643,963
                                                                                                                     ------------
                                                                                                                     $ 17,942,605
                                                                                                                     ------------
ELECTRONICS - 6.3%
ARM Holdings PLC (l)                                                                              1,353,230          $  4,262,560
ASML Holding N.V. (a)(l)                                                                             72,620             2,386,293
Hittite Microwave Corp. (a)(l)                                                                       43,210             1,907,722
Intel Corp.                                                                                         559,800            14,476,428
Intersil Corp., "A"                                                                                  98,800             3,302,884
Marvell Technology Group Ltd. (a)                                                                   273,230             4,472,775
National Semiconductor Corp. (l)                                                                    163,480             4,433,578
Nintendo Co. Ltd. (l)                                                                                 7,200             3,752,647
Samsung Electronics Co. Ltd., GDR                                                                     7,222             2,265,903
SanDisk Corp. (a)(l)                                                                                 97,270             5,359,577
                                                                                                                     ------------
                                                                                                                     $ 46,620,367
                                                                                                                     ------------
ENERGY - INDEPENDENT - 1.6%
Apache Corp.                                                                                         16,300          $  1,467,978
Denbury Resources, Inc. (a)                                                                          41,150             1,838,994
Ultra Petroleum Corp. (a)                                                                            62,170             3,857,027
XTO Energy, Inc.                                                                                     77,390             4,785,798
                                                                                                                     ------------
                                                                                                                     $ 11,949,797
                                                                                                                     ------------
ENERGY - INTEGRATED - 1.3%
Hess Corp.                                                                                           85,530          $  5,690,311
Marathon Oil Corp.                                                                                   63,810             3,638,446
                                                                                                                     ------------
                                                                                                                     $  9,328,757
                                                                                                                     ------------
ENGINEERING - CONSTRUCTION - 0.7%
Fluor Corp.                                                                                          24,030          $  3,459,839
Quanta Services, Inc. (a)(l)                                                                         76,300             2,018,135
                                                                                                                     ------------
                                                                                                                     $  5,477,974
                                                                                                                     ------------
FOOD & BEVERAGES - 3.2%
Hain Celestial Group, Inc. (a)(l)                                                                    16,620          $    534,001
Nestle S.A.                                                                                          27,920            12,549,123
PepsiCo, Inc.                                                                                       147,580            10,811,711
                                                                                                                     ------------
                                                                                                                     $ 23,894,835
                                                                                                                     ------------
FOOD & DRUG STORES - 0.9%
CVS Caremark Corp.                                                                                   73,980          $  2,931,827
Whole Foods Market, Inc. (l)                                                                         68,980             3,377,261
                                                                                                                     ------------
                                                                                                                     $  6,309,088
                                                                                                                     ------------
GAMING & LODGING - 1.5%
International Game Technology                                                                       137,090          $  5,908,579
MGM Mirage (a)                                                                                       22,370             2,000,773
Royal Caribbean Cruises Ltd. (l)                                                                     85,320             3,330,040
                                                                                                                     ------------
                                                                                                                     $ 11,239,392
                                                                                                                     ------------
GENERAL MERCHANDISE - 0.3%
Family Dollar Stores, Inc. (l)                                                                       96,340          $  2,558,790
                                                                                                                     ------------

INSURANCE - 0.4%
Aflac, Inc.                                                                                          47,030          $  2,682,591
                                                                                                                     ------------

INTERNET - 3.8%
Google, Inc., "A" (a)                                                                                36,150          $ 20,506,811
Omniture, Inc. (a)(l)                                                                               136,500             4,138,680
Tencent Holdings Ltd.                                                                               515,000             3,326,813
                                                                                                                     ------------
                                                                                                                     $ 27,972,304
                                                                                                                     ------------
LEISURE & TOYS - 3.0%
Electronic Arts, Inc. (a)                                                                           272,370          $ 15,249,996
THQ, Inc. (a)                                                                                        43,180             1,078,636
Ubisoft Entertainment S.A. (a)(l)                                                                    80,154             5,478,985
                                                                                                                     ------------
                                                                                                                     $ 21,807,617
                                                                                                                     ------------
MACHINERY & TOOLS - 1.6%
Bucyrus International, Inc.                                                                          89,350          $  6,516,296
Kennametal, Inc.                                                                                     27,220             2,285,936
Ritchie Bros. Auctioneers, Inc.                                                                       7,650               498,015
Timken Co.                                                                                           59,530             2,211,540
                                                                                                                     ------------
                                                                                                                     $ 11,511,787
                                                                                                                     ------------
MAJOR BANKS - 1.1%
State Street Corp.                                                                                  119,870          $  8,170,339
                                                                                                                     ------------

MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.2%
IDEXX Laboratories, Inc. (a)                                                                         78,340          $  8,585,281
                                                                                                                     ------------

MEDICAL EQUIPMENT - 4.7%
Advanced Medical Optics, Inc. (a)(l)                                                                259,390          $  7,934,740
Conceptus, Inc. (a)(l)                                                                              200,350             3,802,643
Medtronic, Inc.                                                                                     192,420            10,854,412
ResMed, Inc. (a)(l)                                                                                  50,130             2,149,073
St. Jude Medical, Inc. (a)(l)                                                                       156,590             6,900,921
Thoratec Corp. (a)(l)                                                                               130,390             2,697,769
                                                                                                                     ------------
                                                                                                                     $ 34,339,558
                                                                                                                     ------------
METALS & MINING - 0.9%
Allegheny Technologies, Inc.                                                                         25,380          $  2,790,531
Cameco Corp.                                                                                         48,460             2,240,790
Companhia Vale do Rio Doce, ADR                                                                      57,000             1,934,010
                                                                                                                     ------------
                                                                                                                     $  6,965,331
                                                                                                                     ------------
NETWORK & TELECOM - 5.4%
Cisco Systems, Inc. (a)                                                                             390,510          $ 12,929,786
Juniper Networks, Inc. (a)                                                                          163,026             5,968,382
NICE Systems Ltd., ADR (a)                                                                          186,450             6,682,368
QLogic Corp. (a)                                                                                    231,200             3,109,640
Research In Motion Ltd. (a)                                                                         102,840            10,134,882
Sonus Networks, Inc. (a)                                                                            182,290             1,111,969
                                                                                                                     ------------
                                                                                                                     $ 39,937,027
                                                                                                                     ------------
OIL SERVICES - 3.2%
Exterran Holdings, Inc. (a)(l)                                                                       31,840          $  2,558,026
National Oilwell Varco, Inc. (a)                                                                     44,520             6,433,140
Noble Corp.                                                                                         208,740            10,238,697
Pride International, Inc. (a)                                                                        69,600             2,543,880
Weatherford International Ltd. (a)                                                                   32,710             2,197,458
                                                                                                                     ------------
                                                                                                                     $ 23,971,201
                                                                                                                     ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 1.6%
American Express Co.                                                                                111,670          $  6,629,848
Moody's Corp.                                                                                        36,600             1,844,640
UBS AG                                                                                               64,960             3,459,120
                                                                                                                     ------------
                                                                                                                     $ 11,933,608
                                                                                                                     ------------
PHARMACEUTICALS - 4.2%
Allergan, Inc.                                                                                       61,200          $  3,945,564
Elan Corp. PLC, ADR (a)                                                                             363,320             7,644,253
Merck & Co., Inc.                                                                                   165,460             8,552,627
Roche Holding AG                                                                                     58,080            10,536,858
                                                                                                                     ------------
                                                                                                                     $ 30,679,302
                                                                                                                     ------------
PRINTING & PUBLISHING - 0.2%
Playboy Enterprises, Inc.,"B" (a)(l)                                                                121,790          $  1,308,025
                                                                                                                     ------------

REAL ESTATE - 0.3%
Jones Lang Lasalle, Inc. (l)                                                                         19,250          $  1,978,130
                                                                                                                     ------------

SPECIALTY STORES - 5.1%
Advance Auto Parts, Inc.                                                                             79,240          $  2,659,294
Amazon.com, Inc. (a)                                                                                 16,150             1,504,373
CarMax, Inc. (a)                                                                                    101,440             2,062,275
Dick's Sporting Goods, Inc. (a)(l)                                                                   69,090             4,639,394
GameStop Corp., "A" (a)                                                                              97,630             5,501,451
Lowe's Cos., Inc.                                                                                   364,920            10,225,058
Nordstrom, Inc.                                                                                     127,370             5,972,379
Staples, Inc.                                                                                       154,300             3,315,907
Urban Outfitters, Inc. (a)(l)                                                                        62,320             1,358,576
                                                                                                                     ------------
                                                                                                                     $ 37,238,707
                                                                                                                     ------------
TELECOMMUNICATIONS - WIRELESS - 2.0%
America Movil S.A.B. de C.V., "L", ADR                                                              170,760          $ 10,928,640
Rogers Communications, Inc., "B"                                                                     88,300             4,023,573
                                                                                                                     ------------
                                                                                                                     $ 14,952,213
                                                                                                                     ------------
TELEPHONE SERVICES - 3.7%
American Tower Corp., "A" (a)(l)                                                                    283,493          $ 12,343,285
AT&T, Inc.                                                                                          241,190            10,204,749
Global Crossing Ltd. (a)(l)                                                                          86,150             1,816,042
Qwest Communications International, Inc. (a)(l)                                                     189,030             1,731,515
Time Warner Telecom, Inc., "A" (a)(l)                                                                66,870             1,469,134
                                                                                                                     ------------
                                                                                                                     $ 27,564,725
                                                                                                                     ------------
TOBACCO - 1.2%
Altria Group, Inc.                                                                                  123,270          $  8,570,963
                                                                                                                     ------------

UTILITIES - ELECTRIC POWER - 0.5%
NRG Energy, Inc. (a)                                                                                 82,270          $  3,479,198
                                                                                                                     ------------
  TOTAL COMMON STOCKS                                                                                                $711,674,755
                                                                                                                     ------------

SHORT-TERM OBLIGATIONS - 3.5%
General Electric Capital Corp., 5.1%, due 10/01/07 (y)                                          $25,569,000          $ 25,569,000
                                                                                                                     ------------

COLLATERAL FOR SECURITIES LOANED - 12.0%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                 88,694,804          $ 88,694,804
                                                                                                                     ------------
  TOTAL INVESTMENTS                                                                                                  $825,938,559
                                                                                                                     ------------

OTHER ASSETS, LESS LIABILITIES - (12.2)%                                                                              (89,871,212)
                                                                                                                     ------------

  NET ASSETS - 100.0%                                                                                                $736,067,347
                                                                                                                     ------------

(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR          American Depository Receipt
GDR          Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS EMERGING GROWTH SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $708,544,208
                                                                 ============
Gross unrealized appreciation                                    $131,950,056
Gross unrealized depreciation                                     (14,555,705)
                                                                 ------------
      Net unrealized appreciation (depreciation)                 $117,394,351
                                                                 ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) SECURITIES LENDING COLLATERAL

At September 30, 2007, the value of securities loaned was $86,520,427. These loans were collateralized by cash of $88,694,804 and U.S. Treasury obligations of $99,893.

                                                          M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) GLOBAL EQUITY SERIES
MFS(R) VARIABLE INSURANCE TRUST(SM)

9/30/07
QUARTERLY PORTFOLIO HOLDINGS

[graphic omitted]

PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

MFS Variable Insurance Trust - MFS Global Equity Series

ISSUER                                                                                           SHARES/PAR            VALUE ($)

COMMON STOCKS - 98.4%

ALCOHOLIC BEVERAGES - 3.7%
Diageo PLC                                                                                           49,159          $  1,079,905
Heineken N.V.                                                                                         7,480               491,233
Pernod Ricard S.A. (l)                                                                                2,678               584,826
                                                                                                                     ------------
                                                                                                                     $  2,155,964
                                                                                                                     ------------
APPAREL MANUFACTURERS - 4.0%
LVMH Moet Hennessy Louis Vuitton S.A.                                                                10,320          $  1,238,113
NIKE, Inc., "B"                                                                                      18,040             1,058,226
                                                                                                                     ------------
                                                                                                                     $  2,296,339
                                                                                                                     ------------
AUTOMOTIVE - 3.9%
Bayerische Motoren Werke AG                                                                          11,480          $    740,982
Bridgestone Corp.                                                                                    14,600               323,214
Harley-Davidson, Inc. (l)                                                                            12,690               586,405
Toyota Motor Corp. (l)                                                                               10,100               596,836
                                                                                                                     ------------
                                                                                                                     $  2,247,437
                                                                                                                     ------------
BIOTECHNOLOGY - 1.1%
Actelion Ltd. (a)                                                                                     3,575          $    198,167
Amgen, Inc. (a)                                                                                       7,660               433,326
                                                                                                                     ------------
                                                                                                                     $    631,493
                                                                                                                     ------------
BROADCASTING - 3.9%
Viacom, Inc., "B" (a)                                                                                10,595          $    412,887
Vivendi S.A.                                                                                         10,730               453,243
Walt Disney Co.                                                                                      17,510               602,169
WPP Group PLC                                                                                        58,500               792,122
                                                                                                                     ------------
                                                                                                                     $  2,260,421
                                                                                                                     ------------
BROKERAGE & ASSET MANAGERS - 2.4%
Goldman Sachs Group, Inc.                                                                             1,920          $    416,141
Julius Baer Holding Ltd.                                                                              7,195               538,265
Nomura Holdings, Inc. (l)                                                                            27,400               459,950
                                                                                                                     ------------
                                                                                                                     $  1,414,356
                                                                                                                     ------------
BUSINESS SERVICES - 1.1%
Accenture Ltd., "A" (l)                                                                               8,650          $    348,162
DST Systems, Inc. (a)(l)                                                                              3,550               304,625
                                                                                                                     ------------
                                                                                                                     $    652,787
                                                                                                                     ------------
CHEMICALS - 2.9%
3M Co.                                                                                               10,510          $    983,526
Givaudan S.A.                                                                                           790               730,526
                                                                                                                     ------------
                                                                                                                     $  1,714,052
                                                                                                                     ------------
COMPUTER SOFTWARE - 1.3%
Oracle Corp. (a)                                                                                     33,630          $    728,089
                                                                                                                     ------------

CONGLOMERATES - 1.2%
Smiths Group PLC                                                                                     32,379          $    707,977
                                                                                                                     ------------

CONSUMER GOODS & SERVICES - 7.3%
Alberto-Culver Co. (l)                                                                               11,220          $    278,144
Henkel KGaA, IPS                                                                                     12,670               652,534
Kao Corp. (l)                                                                                        41,000             1,225,694
Procter & Gamble Co.                                                                                 10,859               763,822
Reckitt Benckiser PLC                                                                                22,260             1,307,639
                                                                                                                     ------------
                                                                                                                     $  4,227,833
                                                                                                                     ------------
ELECTRICAL EQUIPMENT - 4.1%
Legrand S.A.                                                                                         16,890          $    568,105
OMRON Corp.                                                                                          10,800               286,155
Rockwell Automation, Inc.                                                                             9,620               668,686
Schneider Electric S.A. (l)                                                                           6,870               868,620
                                                                                                                     ------------
                                                                                                                     $  2,391,566
                                                                                                                     ------------
ELECTRONICS - 5.0%
Canon, Inc.                                                                                          18,700          $  1,021,911
Hirose Electric Co. Ltd. (l)                                                                          1,700               206,990
Intel Corp.                                                                                          24,870               643,138
Ricoh Co. Ltd. (l)                                                                                   13,000               275,330
Samsung Electronics Co. Ltd.                                                                          1,203               755,860
                                                                                                                     ------------
                                                                                                                     $  2,903,229
                                                                                                                     ------------
ENERGY - INDEPENDENT - 0.6%
INPEX Holdings, Inc. (l)                                                                                 36          $    370,244
                                                                                                                     ------------

ENERGY - INTEGRATED - 5.5%
Chevron Corp.                                                                                         5,930          $    554,929
Exxon Mobil Corp. (l)                                                                                 8,700               805,272
Royal Dutch Shell PLC (l)                                                                            19,450               803,818
TOTAL S.A. (l)                                                                                       12,430             1,011,434
                                                                                                                     ------------
                                                                                                                     $  3,175,453
                                                                                                                     ------------
FOOD & BEVERAGES - 5.9%
General Mills, Inc.                                                                                   7,180          $    416,512
Nestle S.A.                                                                                           4,826             2,169,129
PepsiCo, Inc.                                                                                        11,290               827,105
                                                                                                                     ------------
                                                                                                                     $  3,412,746
                                                                                                                     ------------
FOOD & DRUG STORES - 0.9%
Sally Beauty Holdings, Inc. (a)(l)                                                                   10,690          $     90,330
Tesco PLC                                                                                            50,188               450,910
                                                                                                                     ------------
                                                                                                                     $    541,240
                                                                                                                     ------------
GAMING & LODGING - 1.8%
Ladbrokes PLC                                                                                        49,909          $    440,747
William Hill PLC                                                                                     44,280               582,820
                                                                                                                     ------------
                                                                                                                     $  1,023,567
                                                                                                                     ------------
GENERAL MERCHANDISE - 0.7%
Wal-Mart Stores, Inc. (l)                                                                             9,710          $    423,841
                                                                                                                     ------------

INSURANCE - 4.2%
Assicurazioni Generali S.p.A.                                                                         8,642          $    379,966
AXA                                                                                                  18,820               842,776
Genworth Financial, Inc., "A"                                                                        14,140               434,522
QBE Insurance Group Ltd.                                                                              4,254               127,767
Swiss Reinsurance Co.                                                                                 7,640               680,877
                                                                                                                     ------------
                                                                                                                     $  2,465,908
                                                                                                                     ------------
MACHINERY & TOOLS - 0.8%
Fanuc Ltd.                                                                                            2,900          $    295,978
Pitney Bowes, Inc. (l)                                                                                4,260               193,489
                                                                                                                     ------------
                                                                                                                     $    489,467
                                                                                                                     ------------
MAJOR BANKS - 5.7%
Bank of New York Mellon Corp.                                                                        26,720          $  1,179,421
Credit Agricole S.A.                                                                                 14,330               553,163
Erste Bank der Oesterreichischen Sparkassen AG                                                        4,200               320,359
Intesa Sanpaolo S.p.A.                                                                               43,285               334,422
State Street Corp. (l)                                                                               14,010               954,922
                                                                                                                     ------------
                                                                                                                     $  3,342,287
                                                                                                                     ------------
MEDICAL EQUIPMENT - 3.4%
DENTSPLY International, Inc.                                                                          6,220          $    259,001
Medtronic, Inc.                                                                                      13,710               773,381
Synthes, Inc.                                                                                         2,700               302,346
Thermo Fisher Scientific, Inc. (a)(l)                                                                10,780               622,222
                                                                                                                     ------------
                                                                                                                     $  1,956,950
                                                                                                                     ------------
NATURAL GAS - DISTRIBUTION - 0.9%
Gaz de France (l)                                                                                     6,100          $    317,211
Tokyo Gas Co. Ltd. (l)                                                                               47,000               219,157
                                                                                                                     ------------
                                                                                                                     $    536,368
                                                                                                                     ------------
NETWORK & TELECOM - 0.4%
Ericsson, Inc., "B"                                                                                  62,360          $    249,895
                                                                                                                     ------------

OTHER BANKS & DIVERSIFIED FINANCIALS - 5.1%
Aeon Credit Service Co. Ltd.                                                                         11,400          $    122,709
American Express Co.                                                                                 20,240             1,201,649
Bangkok Bank Public Co. Ltd.                                                                         59,100               198,293
Komercni Banka A.S.                                                                                   1,008               234,962
PT Bank Central Asia Tbk.                                                                           244,000               164,090
UBS AG                                                                                               19,158             1,030,673
                                                                                                                     ------------
                                                                                                                     $  2,952,376
                                                                                                                     ------------
PHARMACEUTICALS - 8.6%
Bayer AG                                                                                              9,810          $    781,445
GlaxoSmithKline PLC                                                                                  44,380             1,177,350
Johnson & Johnson                                                                                    25,070             1,647,099
Roche Holding AG                                                                                      7,720             1,400,560
                                                                                                                     ------------
                                                                                                                     $  5,006,454
                                                                                                                     ------------
RAILROAD & SHIPPING - 0.5%
Canadian National Railway Co. (l)                                                                     5,374          $    306,318
                                                                                                                     ------------

SPECIALTY CHEMICALS - 5.4%
Asahi Glass Co. Ltd. (l)                                                                             19,000          $    255,850
L'Air Liquide S.A. (l)                                                                                5,689               762,002
Linde AG                                                                                              7,180               892,344
Praxair, Inc. (l)                                                                                    10,630               890,369
Sigma-Aldrich Corp.                                                                                   6,690               326,071
                                                                                                                     ------------
                                                                                                                     $  3,126,636
                                                                                                                     ------------
SPECIALTY STORES - 0.3%
NEXT PLC                                                                                              4,740          $    190,414
                                                                                                                     ------------

TELEPHONE SERVICES - 0.8%
Singapore Telecommunications Ltd.                                                                   166,950          $    451,596
                                                                                                                     ------------

TRUCKING - 2.8%
TNT N.V.                                                                                             19,570          $    821,065
United Parcel Service, Inc., "B" (l)                                                                 10,700               803,570
                                                                                                                     ------------
                                                                                                                     $  1,624,635
                                                                                                                     ------------
UTILITIES - ELECTRIC POWER - 2.2%
E.ON AG                                                                                               4,710          $    871,498
SUEZ S.A.                                                                                             7,320               431,420
                                                                                                                     ------------
                                                                                                                     $  1,302,918
                                                                                                                     ------------
  TOTAL COMMON STOCKS                                                                                                $ 57,280,856
                                                                                                                     ------------

SHORT-TERM OBLIGATIONS - 1.6%
Cargill, Inc., 4.85%, due 10/01/07 (t)(y)                                                        $  927,000          $    927,000
                                                                                                                     ------------

COLLATERAL FOR SECURITIES LOANED - 16.3%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                  9,511,722          $  9,511,722
                                                                                                                     ------------
  TOTAL INVESTMENTS                                                                                                  $ 67,719,578
                                                                                                                     ------------

OTHER ASSETS, LESS LIABILITIES - (16.3)%                                                                               (9,491,702)
                                                                                                                     ------------

  NET ASSETS - 100.0%                                                                                                $ 58,227,876
                                                                                                                     ------------

(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of
    1933.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

IPS          International Preference Stock

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS GLOBAL EQUITY SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $56,371,232
                                                                 ===========
Gross unrealized appreciation                                    $12,228,446
Gross unrealized depreciation                                       (880,100)
                                                                 -----------
      Net unrealized appreciation (depreciation)                 $11,348,346
                                                                 ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) SECURITIES LENDING COLLATERAL

At September 30, 2007, the value of securities loaned was $9,959,917. These loans were collateralized by cash of $9,511,722 and U.S. Treasury obligations of $827,237.

(3) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2007, are as follows:

----------------------------------
United States                35.5%
----------------------------------
France                       13.1%
----------------------------------
Switzerland                  12.1%
----------------------------------
United Kingdom               11.6%
----------------------------------
Japan                         9.7%
----------------------------------
Germany                       6.8%
----------------------------------
Netherlands                   3.6%
----------------------------------
South Korea                   1.3%
----------------------------------
Italy                         1.2%
----------------------------------
Other Countries               5.1%
----------------------------------

                                                          M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) TOTAL RETURN SERIES
MFS(R) VARIABLE INSURANCE TRUST(SM)

9/30/07
QUARTERLY PORTFOLIO HOLDINGS

[graphic omitted]

PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

MFS Variable Insurance Trust - MFS Total Return Series

ISSUER                                                                                          SHARES/PAR             VALUE ($)

COMMON STOCKS - 59.7%

AEROSPACE - 2.4%
Lockheed Martin Corp.                                                                               509,720        $   55,299,522
Northrop Grumman Corp.                                                                              185,880            14,498,640
Raytheon Co.                                                                                         34,600             2,208,172
United Technologies Corp.                                                                           351,070            28,254,114
                                                                                                                   --------------
                                                                                                                   $  100,260,448
                                                                                                                   --------------
ALCOHOLIC BEVERAGES - 0.4%
Diageo PLC                                                                                          718,822        $   15,790,789
                                                                                                                   --------------

APPAREL MANUFACTURERS - 0.5%
NIKE, Inc., "B"                                                                                     338,350        $   19,847,611
                                                                                                                   --------------

AUTOMOTIVE - 0.9%
Bayerische Motoren Werke AG                                                                         353,580        $   22,821,997
Johnson Controls, Inc.                                                                              133,170            15,728,709
                                                                                                                   --------------
                                                                                                                   $   38,550,706
                                                                                                                   --------------
BIOTECHNOLOGY - 1.1%
Amgen, Inc. (a)                                                                                     723,980        $   40,955,549
Genzyme Corp. (a)                                                                                    74,140             4,593,714
                                                                                                                   --------------
                                                                                                                   $   45,549,263
                                                                                                                   --------------
BROADCASTING - 0.8%
Citadel Broadcasting Corp. (l)                                                                        8,237        $       34,266
E.W. Scripps Co., "A" (l)                                                                           524,160            22,014,720
Viacom, Inc., "B" (a)(l)                                                                            155,123             6,045,143
Walt Disney Co.                                                                                     112,830             3,880,224
WPP Group PLC                                                                                       177,070             2,397,624
                                                                                                                   --------------
                                                                                                                   $   34,371,977
                                                                                                                   --------------
BROKERAGE & ASSET MANAGERS - 2.4%
Bear Stearns Cos., Inc. (l)                                                                         192,730        $   23,669,171
E*TRADE Financial Corp. (a)(l)                                                                      941,480            12,295,729
Franklin Resources, Inc. (l)                                                                         90,570            11,547,675
Goldman Sachs Group, Inc. (l)                                                                       146,880            31,834,771
Julius Baer Holding Ltd.                                                                             41,725             3,121,486
KKR Private Equity Investments LP, IEU (z)                                                          125,100             2,439,450
Lehman Brothers Holdings, Inc. (l)                                                                   74,390             4,592,095
Merrill Lynch & Co., Inc.                                                                            56,700             4,041,576
Morgan Stanley                                                                                      113,070             7,123,410
                                                                                                                   --------------
                                                                                                                   $  100,665,363
                                                                                                                   --------------
BUSINESS SERVICES - 0.2%
Accenture Ltd., "A"                                                                                 212,040        $    8,534,610
                                                                                                                   --------------

CABLE TV - 0.2%
Time Warner Cable, Inc. (a)                                                                         243,930        $    8,000,904
                                                                                                                   --------------

CHEMICALS - 0.9%
3M Co.                                                                                               65,340        $    6,114,517
Dow Chemical Co. (l)                                                                                 69,630             2,998,268
PPG Industries, Inc.                                                                                270,020            20,400,011
Syngenta AG                                                                                          30,340             6,544,637
                                                                                                                   --------------
                                                                                                                   $   36,057,433
                                                                                                                   --------------
COMPUTER SOFTWARE - 1.1%
Compuware Corp. (a)(l)                                                                            2,592,290        $   20,790,166
Oracle Corp. (a)                                                                                  1,112,810            24,092,337
                                                                                                                   --------------
                                                                                                                   $   44,882,503
                                                                                                                   --------------
COMPUTER SOFTWARE - SYSTEMS - 0.7%
Hewlett-Packard Co.                                                                                 337,960        $   16,827,028
International Business Machines Corp.                                                               112,220            13,219,516
                                                                                                                   --------------
                                                                                                                   $   30,046,544
                                                                                                                   --------------
CONSTRUCTION - 1.5%
D.R. Horton, Inc. (l)                                                                             1,330,670        $   17,045,883
Masco Corp. (l)                                                                                   1,364,390            31,612,916
Sherwin-Williams Co. (l)                                                                             59,370             3,901,203
Toll Brothers, Inc. (a)(l)                                                                          403,490             8,065,765
                                                                                                                   --------------
                                                                                                                   $   60,625,767
                                                                                                                   --------------
CONSUMER GOODS & SERVICES - 0.8%
Clorox Co.                                                                                           98,200        $    5,989,218
Procter & Gamble Co.                                                                                377,980            26,587,113
                                                                                                                   --------------
                                                                                                                   $   32,576,331
                                                                                                                   --------------
CONTAINERS - 0.3%
Owens-Illinois, Inc. (a)                                                                            297,430        $   12,328,474
Smurfit-Stone Container Corp. (a)(l)                                                                119,790             1,399,147
                                                                                                                   --------------
                                                                                                                   $   13,727,621
                                                                                                                   --------------
ELECTRICAL EQUIPMENT - 1.5%
General Electric Co.                                                                                557,087        $   23,063,402
Rockwell Automation, Inc.                                                                            81,887             5,691,965
Tyco Electronics Ltd.                                                                               239,417             8,482,544
Tyco International Ltd. (a)                                                                         239,197            10,605,995
W.W. Grainger, Inc. (l)                                                                             138,000            12,584,220
WESCO International, Inc. (a)(l)                                                                     64,030             2,749,448
                                                                                                                   --------------
                                                                                                                   $   63,177,574
                                                                                                                   --------------
ELECTRONICS - 0.5%
Intel Corp.                                                                                         793,740        $   20,526,116
                                                                                                                   --------------

ENERGY - INDEPENDENT - 3.0%
Anadarko Petroleum Corp.                                                                            837,790        $   45,031,213
Apache Corp. (l)                                                                                    196,170            17,667,070
Devon Energy Corp.                                                                                  522,440            43,467,008
EOG Resources, Inc. (l)                                                                              72,320             5,230,906
Sunoco, Inc. (l)                                                                                     48,070             3,402,395
Talisman Energy, Inc.                                                                               197,650             3,893,705
Ultra Petroleum Corp. (a)                                                                            62,900             3,902,316
                                                                                                                   --------------
                                                                                                                   $  122,594,613
                                                                                                                   --------------
ENERGY - INTEGRATED - 3.7%
Chevron Corp.                                                                                       126,260        $   11,815,411
ConocoPhillips                                                                                      133,340            11,703,252
Exxon Mobil Corp.                                                                                   610,002            56,461,785
Hess Corp.                                                                                          386,460            25,711,184
Marathon Oil Corp.                                                                                  133,660             7,621,293
Royal Dutch Shell PLC, ADR                                                                           54,660             4,491,959
TOTAL S.A., ADR                                                                                     418,910            33,944,277
                                                                                                                   --------------
                                                                                                                   $  151,749,161
                                                                                                                   --------------
FOOD & BEVERAGES - 1.2%
General Mills, Inc.                                                                                  69,530        $    4,033,435
Kellogg Co. (l)                                                                                     223,340            12,507,040
Nestle S.A                                                                                           40,288            18,108,133
PepsiCo, Inc.                                                                                       200,160            14,663,722
                                                                                                                   --------------
                                                                                                                   $   49,312,330
                                                                                                                   --------------
FOOD & DRUG STORES - 0.8%
CVS Caremark Corp.                                                                                  498,520        $   19,756,348
Kroger Co.                                                                                          106,800             3,045,936
Safeway, Inc. (l)                                                                                    85,000             2,814,350
Sally Beauty Holdings, Inc. (a)(l)                                                                  850,810             7,189,345
                                                                                                                   --------------
                                                                                                                   $   32,805,979
                                                                                                                   --------------
FOREST & PAPER PRODUCTS - 0.4%
Bowater, Inc. (l)                                                                                   750,270        $   11,194,028
MeadWestvaco Corp.                                                                                  149,870             4,425,661
                                                                                                                   --------------
                                                                                                                   $   15,619,689
                                                                                                                   --------------
GAMING & LODGING - 0.3%
Royal Caribbean Cruises Ltd. (l)                                                                    361,890        $   14,124,567
                                                                                                                   --------------

GENERAL MERCHANDISE - 1.4%
Macy's, Inc.                                                                                      1,640,360        $   53,016,435
Wal-Mart Stores, Inc.                                                                                99,730             4,353,215
                                                                                                                   --------------
                                                                                                                   $   57,369,650
                                                                                                                   --------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.7%
UnitedHealth Group, Inc.                                                                            195,660        $    9,475,814
WellPoint, Inc. (a)                                                                                 250,300            19,753,676
                                                                                                                   --------------
                                                                                                                   $   29,229,490
                                                                                                                   --------------
INSURANCE - 5.5%
Aflac, Inc.                                                                                          58,501        $    3,336,897
Allstate Corp.                                                                                    1,025,430            58,644,342
Chubb Corp.                                                                                          91,120             4,887,677
Conseco, Inc. (a)(l)                                                                              1,813,340            29,013,440
Genworth Financial, Inc., "A"                                                                     1,783,460            54,805,726
Hartford Financial Services Group, Inc.                                                             171,675            15,888,521
MetLife, Inc.                                                                                       373,100            26,016,263
Principal Financial Group, Inc.                                                                      39,910             2,517,922
Prudential Financial, Inc.                                                                           67,280             6,565,182
Travelers Cos., Inc.                                                                                476,410            23,982,479
                                                                                                                   --------------
                                                                                                                   $  225,658,449
                                                                                                                   --------------
LEISURE & TOYS - 0.3%
Polaris Industries, Inc. (l)                                                                        333,920        $   14,565,590
                                                                                                                   --------------

MACHINERY & TOOLS - 0.6%
Deere & Co.                                                                                         111,670        $   16,574,061
Eaton Corp.                                                                                          20,340             2,014,474
Timken Co.                                                                                          201,674             7,492,189
                                                                                                                   --------------
                                                                                                                   $   26,080,724
                                                                                                                   --------------
MAJOR BANKS - 5.4%
Bank of America Corp.                                                                             1,448,021        $   72,792,016
Bank of New York Mellon Corp.                                                                     1,291,739            57,017,359
JPMorgan Chase & Co.                                                                                938,004            42,979,343
PNC Financial Services Group, Inc.                                                                  246,800            16,807,080
State Street Corp. (l)                                                                              168,270            11,469,283
SunTrust Banks, Inc.                                                                                282,420            21,370,721
                                                                                                                   --------------
                                                                                                                   $  222,435,802
                                                                                                                   --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.3%
Omnicare, Inc. (l)                                                                                  155,540        $    5,153,040
Tenet Healthcare Corp. (a)(l)                                                                     2,491,468             8,371,332
                                                                                                                   --------------
                                                                                                                   $   13,524,372
                                                                                                                   --------------
MEDICAL EQUIPMENT - 2.0%
Boston Scientific Corp. (a)(l)                                                                    2,282,610        $   31,842,410
Cooper Cos., Inc. (l)                                                                               366,510            19,212,454
Covidien Ltd.                                                                                       239,197             9,926,676
Pall Corp.                                                                                          535,690            20,838,341
                                                                                                                   --------------
                                                                                                                   $   81,819,881
                                                                                                                   --------------
METALS & MINING - 0.1%
BHP Billiton PLC                                                                                    112,550        $    4,028,670
                                                                                                                   --------------

NATURAL GAS - DISTRIBUTION - 0.1%
Questar Corp.                                                                                        44,780        $    2,352,293
                                                                                                                   --------------

NATURAL GAS - PIPELINE - 0.6%
Williams Cos., Inc. (l)                                                                             761,660        $   25,942,140
                                                                                                                   --------------

NETWORK & TELECOM - 1.2%
Motorola, Inc.                                                                                    1,151,680        $   21,340,630
Nortel Networks Corp. (a)(l)                                                                      1,762,645            29,929,712
                                                                                                                   --------------
                                                                                                                   $   51,270,342
                                                                                                                   --------------
OIL SERVICES - 0.7%
GlobalSantaFe Corp. (l)                                                                             115,728        $    8,797,643
Halliburton Co.                                                                                      94,000             3,609,600
Noble Corp.                                                                                         314,110            15,407,096
                                                                                                                   --------------
                                                                                                                   $   27,814,339
                                                                                                                   --------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 4.2%
American Express Co.                                                                                285,670        $   16,960,228
Citigroup, Inc.                                                                                   1,008,193            47,052,367
Countrywide Financial Corp. (l)                                                                     786,650            14,954,217
Fannie Mae (l)                                                                                      443,880            26,992,343
Freddie Mac                                                                                         319,170            18,834,222
New York Community Bancorp, Inc. (l)                                                              1,301,270            24,789,194
UBS AG                                                                                              292,646            15,743,932
UBS AG                                                                                              151,950             8,091,338
                                                                                                                   --------------
                                                                                                                   $  173,417,841
                                                                                                                   --------------
PHARMACEUTICALS - 3.2%
Abbott Laboratories                                                                                  79,810        $    4,279,412
Eli Lilly & Co. (l)                                                                                 118,745             6,760,153
GlaxoSmithKline PLC                                                                                 171,240             4,542,798
GlaxoSmithKline PLC, ADR                                                                             75,503             4,016,760
Johnson & Johnson                                                                                   520,180            34,175,826
Merck & Co., Inc.                                                                                   379,520            19,617,389
Pfizer, Inc.                                                                                        174,620             4,265,967
Warner Chilcott Ltd., "A" (a)(l)                                                                    570,790            10,142,938
Wyeth                                                                                             1,010,720            45,027,576
                                                                                                                   --------------
                                                                                                                   $  132,828,819
                                                                                                                   --------------
PRINTING & PUBLISHING - 0.6%
New York Times Co., "A" (l)                                                                       1,254,320        $   24,785,363
                                                                                                                   --------------

RAILROAD & SHIPPING - 0.4%
Burlington Northern Santa Fe Corp. (l)                                                              128,340        $   10,417,358
Norfolk Southern Corp.                                                                               91,520             4,750,803
                                                                                                                   --------------
                                                                                                                   $   15,168,161
                                                                                                                   --------------
SPECIALTY CHEMICALS - 0.4%
Air Products & Chemicals, Inc. (l)                                                                  140,770        $   13,761,675
Praxair, Inc. (l)                                                                                    60,820             5,094,283
                                                                                                                   --------------
                                                                                                                   $   18,855,958
                                                                                                                   --------------
SPECIALTY STORES - 0.5%
Advance Auto Parts, Inc.                                                                             48,050        $    1,612,558
Lowe's Cos., Inc.                                                                                    52,760             1,478,335
OfficeMax, Inc. (l)                                                                                 247,960             8,497,589
Staples, Inc. (l)                                                                                   342,220             7,354,308
                                                                                                                   --------------
                                                                                                                   $   18,942,790
                                                                                                                   --------------
TELECOMMUNICATIONS - WIRELESS - 0.4%
Sprint Nextel Corp.                                                                                 418,510        $    7,951,690
Vodafone Group PLC, ADR                                                                             244,547             8,877,056
                                                                                                                   --------------
                                                                                                                   $   16,828,746
                                                                                                                   --------------
TELEPHONE SERVICES - 2.3%
AT&T, Inc.                                                                                          557,204        $   23,575,301
Embarq Corp.                                                                                        253,793            14,110,891
Qwest Communications International, Inc. (a)(l)                                                   1,272,950            11,660,222
TELUS Corp.                                                                                          74,910             4,334,633
TELUS Corp. (non-voting shares)                                                                      33,110             1,865,915
Verizon Communications, Inc.                                                                        865,925            38,343,159
                                                                                                                   --------------
                                                                                                                   $   93,890,121
                                                                                                                   --------------
TOBACCO - 1.2%
Altria Group, Inc.                                                                                  696,730        $   48,443,637
                                                                                                                   --------------

TRUCKING - 0.1%
United Parcel Service, Inc., "B"                                                                     71,420        $    5,363,642
                                                                                                                   --------------

UTILITIES - ELECTRIC POWER - 1.9%
American Electric Power Co., Inc.                                                                    90,760        $    4,182,221
Dominion Resources, Inc.                                                                            109,440             9,225,792
DPL, Inc. (l)                                                                                       195,510             5,134,093
Entergy Corp.                                                                                        55,710             6,032,836
FPL Group, Inc.                                                                                     328,508            19,999,567
Integrys Energy Group, Inc. (l)                                                                      68,670             3,517,964
NRG Energy, Inc. (a)                                                                                188,900             7,988,581
PG&E Corp. (l)                                                                                      175,200             8,374,560
PPL Corp.                                                                                            52,950             2,451,585
Public Service Enterprise Group, Inc. (l)                                                           134,660            11,848,733
                                                                                                                   --------------
                                                                                                                   $   78,755,932
                                                                                                                   --------------
  TOTAL COMMON STOCKS                                                                                              $2,468,770,651
                                                                                                                   --------------

BONDS - 38.7%

AGENCY - OTHER - 0.0%
Financing Corp., 9.65%, 2018                                                                   $    740,000        $    1,024,239
                                                                                                                   --------------

ASSET BACKED & SECURITIZED - 4.2%
Banc of America Commercial Mortgage, Inc., "A4", FRN, 5.182%, 2047                             $  1,617,000        $    1,598,135
Banc of America Commercial Mortgage, Inc., "AM", FRN, 5.182%, 2047                                1,295,987             1,259,109
Banc of America Commercial Mortgage, Inc., FRN, 4.857%, 2043                                      3,234,000             3,110,521
Banc of America Commercial Mortgage, Inc., FRN, 5.482%, 2049                                      3,208,524             3,164,573
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1%, 2040 (z)                                3,009,000             3,008,989
Bear Stearns Commercial Mortgage Securities, Inc., FRN, 5.116%, 2041                              1,639,863             1,602,406
Chase Commercial Mortgage Securities Corp., 7.543%, 2032                                             53,322                53,965
Citigroup Commercial Mortgage Trust, 5.462%, 2049                                                 4,312,237             4,207,708
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.648%, 2048                                   4,214,000             4,173,819
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.399%, 2044                              1,696,000             1,691,518
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035                                          1,741,722             1,726,918
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046                                          1,911,000             1,884,854
Countrywide Asset-Backed Certificates, FRN,, 4.575%, 2035                                            84,758                84,064
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039                                             2,460,763             2,410,266
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039                                          4,352,000             4,208,124
CRIIMI MAE Commercial Mortgage Trust, CDO, 7%, 2033 (n)                                             428,377               428,377
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                              48,455                48,368
Falcon Franchise Loan LLC, 7.382%, 2010 (n)                                                         175,042               172,240
GE Commercial Mortgage Corp., FRN, 5.518%, 2044                                                   2,078,000             2,033,579
GMAC Mortgage Corp. Loan Trust, FRN, 5.874%, 2036                                                 2,232,000             2,142,081
Greenwich Capital Commercial Funding Corp., 5.475%, 2039                                          5,978,000             5,820,969
Greenwich Capital Commercial Funding Corp., 4.305%, 2042                                          1,626,715             1,602,894
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036                                     2,550,000             2,532,420
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037                                     2,288,766             2,255,979
Greenwich Capital Commercial Funding Corp., FRN, 6.11%, 2038                                      2,107,000             2,139,922
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042                                  2,485,000             2,342,246
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045                                 4,303,000             4,302,247
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045                                  2,042,274             1,991,567
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047                                 3,499,000             3,393,563
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037                            2,548,000             2,429,055
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.379%, 2041                            2,550,000             2,526,547
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.294%, 2043                            3,680,000             3,653,454
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043                            4,303,000             4,287,756
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043                            4,077,000             4,102,470
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.065%, 2045                            4,303,000             4,424,454
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046                            2,755,995             2,670,535
LB-UBS Commercial Mortgage Trust, 5.413%, 2039                                                    1,084,229             1,056,380
LB-UBS Commercial Mortgage Trust, 5.455%, 2040                                                    5,722,000             5,561,805
Lehman Brothers Commercial Conduit Mortgage Trust, 6.48%, 2030                                      880,253               879,173
Merrill Lynch Mortgage Trust, FRN, 5.842%, 2039                                                   3,732,000             3,733,266
Merrill Lynch Mortgage Trust, FRN, 5.264%, 2044                                                   1,790,000             1,751,564
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.669%, 2039                            1,764,000             1,743,972
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049                            4,440,000             4,257,919
Morgan Stanley Capital I, Inc., 5.16%, 2042                                                       1,272,138             1,241,575
Morgan Stanley Capital I, Inc., FRN, 0.716%, 2030 (i)(n)                                         23,776,260               222,586
Multi-Family Capital Access One, Inc., 6.65%, 2024                                                  678,474               682,546
Residential Asset Mortgage Products, Inc., 4.109%, 2035                                             701,925               694,052
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034                                       1,170,000             1,152,713
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035                                   2,164,000             2,068,175
Spirit Master Funding LLC, 5.05%, 2023 (z)                                                        2,479,496             2,341,984
Structured Asset Securities Corp., FRN, 4.67%, 2035                                               2,982,268             2,963,398
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042                                             4,891,000             4,718,852
Wachovia Bank Commercial Mortgage Trust, 4.75%, 2044                                              3,430,000             3,226,640
Wachovia Bank Commercial Mortgage Trust, 5.378%, 2048                                            12,251,000            12,035,724
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                                        3,085,000             2,959,706
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                                        3,091,818             3,013,255
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042                                        3,283,000             3,209,745
Wachovia Bank Commercial Mortgage Trust, FRN, 5.369%, 2044                                        2,169,000             2,115,175
Wachovia Bank Commercial Mortgage Trust, FRN, 5.316%, 2044                                        2,735,000             2,680,240
Wachovia Bank Commercial Mortgage Trust, FRN, 5.466%, 2045                                        3,835,000             3,763,833
Wachovia Bank Commercial Mortgage Trust, FRN, 6.001%, 2045                                        2,793,000             2,845,637
Wachovia Bank Commercial Mortgage Trust, FRN, 5.922%, 2045                                        2,881,000             2,880,907
Wachovia Bank Commercial Mortgage Trust, FRN, 5.651%, 2048                                        4,214,000             4,153,412
Wachovia Bank Commercial Mortgage Trust, FRN, 5.239%, 2048                                        4,352,000             4,211,378
                                                                                                                   --------------
                                                                                                                   $  171,651,304
                                                                                                                   --------------
AUTOMOTIVE - 0.1%
Johnson Controls, Inc., 5.5%, 2016                                                             $  3,555,000        $    3,501,334
                                                                                                                   --------------

BROADCASTING - 0.2%
CBS Corp., 6.625%, 2011                                                                        $  2,815,000        $    2,920,762
Hearst-Argyle Television, Inc., 7.5%, 2027                                                        1,871,000             1,927,931
News America Holdings, 8.5%, 2025                                                                 1,586,000             1,865,623
News America, Inc., 6.2%, 2034                                                                    1,780,000             1,675,863
                                                                                                                   --------------
                                                                                                                   $    8,390,179
                                                                                                                   --------------
BROKERAGE & ASSET MANAGERS - 0.4%
Goldman Sachs Group, Inc., 5.625%, 2017                                                        $  3,914,000        $    3,797,555
Lehman Brothers Holdings, Inc., 6.5%, 2017                                                        4,067,000             4,121,648
Merrill Lynch & Co., Inc., 6.05%, 2016                                                            2,782,000             2,778,080
Merrill Lynch & Co., Inc., 6.11%, 2037                                                            2,391,000             2,250,426
Morgan Stanley, 5.75%, 2016                                                                       2,536,000             2,501,693
Morgan Stanley Group, Inc., 6.75%, 2011                                                           1,837,000             1,919,904
                                                                                                                   --------------
                                                                                                                   $   17,369,306
                                                                                                                   --------------
BUILDING - 0.1%
CRH America, Inc., 6.95%, 2012                                                                 $  2,824,000        $    2,936,217
                                                                                                                   --------------

BUSINESS SERVICES - 0.1%
Cisco Systems, Inc., 5.5%, 2016                                                                $  2,442,000        $    2,425,673
Xerox Corp., 5.5%, 2012                                                                           1,637,000             1,621,344
Xerox Corp., 6.4%, 2016                                                                             892,000               903,033
                                                                                                                   --------------
                                                                                                                   $    4,950,050
                                                                                                                   --------------
CABLE TV - 0.1%
Cox Communications, Inc., 4.625%, 2013                                                         $  2,714,000        $    2,560,048
Time Warner Entertainment Co. LP, 8.375%, 2033                                                    2,421,000             2,838,891
                                                                                                                   --------------
                                                                                                                   $    5,398,939
                                                                                                                   --------------
CONGLOMERATES - 0.1%
Kennametal, Inc., 7.2%, 2012                                                                   $  2,140,000        $    2,264,159
Tyco Electronics Ltd., 6.55%, 2017 (z)                                                            1,811,000             1,833,619
                                                                                                                   --------------
                                                                                                                   $    4,097,778
                                                                                                                   --------------
CONSUMER GOODS & SERVICES - 0.2%
Fortune Brands, Inc., 5.125%, 2011                                                             $  2,590,000        $    2,567,710
Western Union Co., 5.4%, 2011                                                                     4,087,000             4,079,271
                                                                                                                   --------------
                                                                                                                   $    6,646,981
                                                                                                                   --------------
DEFENSE ELECTRONICS - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)                                                     $  2,440,000        $    2,325,481
                                                                                                                   --------------

EMERGING MARKET QUASI-SOVEREIGN - 0.1%
Pemex Project Funding Master Trust, 8.625%, 2022                                               $    199,000        $      245,455
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)                                       2,715,000             2,703,706
                                                                                                                   --------------
                                                                                                                   $    2,949,161
                                                                                                                   --------------
EMERGING MARKET SOVEREIGN - 0.0%
State of Israel, 4.625%, 2013                                                                  $  2,068,000        $    1,990,206
                                                                                                                   --------------

ENERGY - INDEPENDENT - 0.3%
Anadarko Petroleum Corp., 5.95%, 2016                                                          $  1,051,000        $    1,040,920
Nexen, Inc., 5.875%, 2035                                                                         2,401,000             2,199,074
Ocean Energy, Inc., 4.375%, 2007                                                                  2,690,000             2,690,000
Ocean Energy, Inc., 7.25%, 2011                                                                   2,067,000             2,204,276
XTO Energy, Inc., 5.65%, 2016                                                                     3,489,000             3,410,899
                                                                                                                   --------------
                                                                                                                   $   11,545,169
                                                                                                                   --------------
ENTERTAINMENT - 0.1%
Walt Disney Co., 5.625%, 2016                                                                  $  2,422,000        $    2,431,148
                                                                                                                   --------------

FINANCIAL INSTITUTIONS - 0.6%
American Express Co., 5.5%, 2016                                                               $  4,077,000        $    3,932,446
Capital One Financial Co., 6.15%, 2016                                                            2,872,000             2,801,647
Capmark Financial Group, Inc., 5.875%, 2012 (z)                                                   3,479,000             3,168,409
CIT Group, Inc., 6.1% to 2017, FRN to 2067                                                          333,000               274,801
Countrywide Financial Corp., 6.25%, 2016                                                          3,960,000             3,583,657
General Electric Capital Corp., 5.45%, 2013                                                       1,963,000             1,981,368
General Electric Capital Corp., 5.375%, 2016                                                      1,428,000             1,398,212
General Electric Capital Corp., 6.75%, 2032                                                       2,176,000             2,395,717
HSBC Finance Corp., 5.25%, 2011                                                                   2,367,000             2,358,462
ORIX Corp., 5.48%, 2011                                                                           4,077,000             3,997,547
                                                                                                                   --------------
                                                                                                                   $   25,892,266
                                                                                                                   --------------
FOOD & BEVERAGES - 0.2%
Diageo Finance B.V., 5.5%, 2013                                                                $  4,312,000        $    4,277,685
Miller Brewing Co., 5.5%, 2013 (n)                                                                5,763,000             5,648,495
                                                                                                                   --------------
                                                                                                                   $    9,926,180
                                                                                                                   --------------
FOOD & DRUG STORES - 0.1%
CVS Caremark Corp., 6.125%, 2016                                                               $  2,078,000        $    2,077,111
CVS Caremark Corp., 5.75%, 2017                                                                   1,568,000             1,530,448
                                                                                                                   --------------
                                                                                                                   $    3,607,559
                                                                                                                   --------------
FOREST & PAPER PRODUCTS - 0.0%
MeadWestvaco Corp., 6.8%, 2032                                                                 $    949,000        $      855,563
                                                                                                                   --------------

GAMING & LODGING - 0.2%
Marriott International, Inc., 6.375%, 2017                                                     $  5,381,000        $    5,393,968
Wyndham Worldwide Corp., 6%, 2016                                                                 1,997,000             1,934,015
                                                                                                                   --------------
                                                                                                                   $    7,327,983
                                                                                                                   --------------
INSURANCE - 0.3%
American International Group, Inc., 6.25%, 2037                                                $  3,077,000        $    2,896,866
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                       4,321,000             4,082,649
MetLife, Inc., 6.5%, 2032                                                                           823,000               854,555
MetLife, Inc., 6.4%, 2036                                                                         2,881,000             2,739,402
                                                                                                                   --------------
                                                                                                                   $   10,573,472
                                                                                                                   --------------
INSURANCE - PROPERTY & CASUALTY - 0.4%
Allstate Corp., 6.125%, 2032                                                                   $  1,017,000        $      993,740
Allstate Corp., 5.55%, 2035                                                                       3,147,000             2,847,988
Chubb Corp., 6.375% to 2017, FRN to 2037                                                          4,156,000             4,131,484
Fund American Cos., Inc., 5.875%, 2013                                                            2,164,000             2,133,617
ZFS Finance USA Trust IV, FRN, 5.875%, 2032 (z)                                                     833,000               805,236
ZFS Finance USA Trust V, FRN, 6.5%, 2037 (z)                                                      3,930,000             3,799,528
                                                                                                                   --------------
                                                                                                                   $   14,711,593
                                                                                                                   --------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 0.2%
Hydro-Quebec, 6.3%, 2011                                                                       $  3,955,000        $    4,150,773
Province of Ontario, 5%, 2011                                                                     4,126,000             4,171,448
                                                                                                                   --------------
                                                                                                                   $    8,322,221
                                                                                                                   --------------
MACHINERY & TOOLS - 0.1%
Atlas Copco AB, 5.6%, 2017 (z)                                                                 $  3,117,000        $    3,075,965
                                                                                                                   --------------

MAJOR BANKS - 0.9%
Bank of America Corp., 5.3%, 2017                                                              $  2,578,000        $    2,500,683
Bank of America Corp., 5.49%, 2019                                                                3,626,000             3,477,446
BNP Paribas, 7.195% to 2037, FRN to 2049(z)                                                       2,842,000             2,826,707
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049(n)                                         1,866,000             2,002,272
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049(n)                                           1,224,000             1,177,569
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                                          3,547,000             3,371,661
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049(n)                                                 610,000               624,351
PNC Funding Corp., 5.625%, 2017                                                                   2,078,000             2,030,940
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049(z)                                   1,400,000             1,426,194
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049(n)                                1,719,000             1,878,683
Wachovia Corp., 5.25%, 2014                                                                       7,433,000             7,284,719
Wells Fargo National Bank, 4.75%, 2015                                                            5,375,000             5,104,385
Wells Fargo National Bank, 5.75%, 2016                                                            4,606,000             4,645,635
                                                                                                                   --------------
                                                                                                                   $   38,351,245
                                                                                                                   --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.3%
Baxter International, Inc., 5.9%, 2016                                                         $  2,768,000        $    2,790,711
Cardinal Health, Inc., 5.8%, 2016 (z)                                                             1,498,000             1,474,718
HCA, Inc., 8.75%, 2010                                                                              457,000               462,713
Hospira, Inc., 5.55%, 2012                                                                        1,068,000             1,066,735
Hospira, Inc., 6.05%, 2017                                                                        3,636,000             3,576,853
McKesson Corp., 5.7%, 2017                                                                        2,146,000             2,095,569
                                                                                                                   --------------
                                                                                                                   $   11,467,299
                                                                                                                   --------------
METALS & MINING - 0.1%
Vale Overseas Ltd., 6.25%, 2017                                                                $  3,911,000        $    3,954,799
                                                                                                                   --------------

MORTGAGE BACKED - 14.1%
Fannie Mae, 6.258%, 2011                                                                       $    355,059        $      366,645
Fannie Mae, 6.33%, 2011                                                                             345,753               355,934
Fannie Mae, 4.78%, 2012                                                                           1,798,906             1,762,137
Fannie Mae, 4.01%, 2013                                                                             246,961               233,270
Fannie Mae, 4.019%, 2013                                                                          1,272,124             1,197,654
Fannie Mae, 4.667%, 2013                                                                            222,264               215,724
Fannie Mae, 4.845%, 2013                                                                            437,241               427,657
Fannie Mae, 5.37%, 2013                                                                             818,159               824,585
Fannie Mae, 4.518%, 2014                                                                          1,719,690             1,649,036
Fannie Mae, 4.63%, 2014                                                                             609,009               585,760
Fannie Mae, 4.848%, 2014                                                                          2,136,933             2,077,905
Fannie Mae, 4.871%, 2014                                                                            982,408               959,222
Fannie Mae, 4.839%, 2015                                                                          3,689,848             3,585,589
Fannie Mae, 4.94%, 2015                                                                             379,000               374,829
Fannie Mae, 4.98%, 2015                                                                             258,120               253,208
Fannie Mae, 5.19%, 2015                                                                             441,489               433,928
Fannie Mae, 5.45%, 2017                                                                             829,055               834,004
Fannie Mae, 5.5%, 2017 - 2037                                                                   183,416,331           180,383,343
Fannie Mae, 6%, 2017 - 2037                                                                      96,867,630            97,304,734
Fannie Mae, 4.5%, 2018 - 2035                                                                    19,158,052            18,211,331
Fannie Mae, 5%, 2018 - 2036                                                                      64,769,872            62,437,164
Fannie Mae, 4.88%, 2020                                                                           1,272,628             1,252,065
Fannie Mae, 7.5%, 2030 - 2032                                                                       433,910               453,791
Fannie Mae, 6.5%, 2031 - 2037                                                                    26,134,046            26,660,644
Freddie Mac, 6%, 2016 - 2037                                                                     42,081,408            42,276,458
Freddie Mac, 5%, 2017 - 2035                                                                     43,975,490            42,388,741
Freddie Mac, 4.5%, 2018 - 2035                                                                   16,050,817            15,399,785
Freddie Mac, 5.5%, 2019 - 2036                                                                   36,438,994            35,866,697
Freddie Mac, 6.5%, 2034 - 2037                                                                   12,661,999            12,913,838
Ginnie Mae, 6%, 2032 - 2035                                                                       9,807,251             9,872,544
Ginnie Mae, 4.5%, 2033 - 2034                                                                     2,206,785             2,064,160
Ginnie Mae, 5.5%, 2033 - 2035                                                                    15,145,599            14,948,702
Ginnie Mae, 5%, 2034                                                                              2,957,262             2,864,591
Ginnie Mae, 6.5%, 2035 - 2036                                                                     1,402,395             1,431,806
                                                                                                                   --------------
                                                                                                                   $  582,867,481
                                                                                                                   --------------
NATURAL GAS - PIPELINE - 0.2%
CenterPoint Energy Resources Corp., 7.875%, 2013                                               $  2,119,000        $    2,315,147
Kinder Morgan Energy Partners LP, 6.75%, 2011                                                     1,866,000             1,942,443
Kinder Morgan Energy Partners LP, 5.125%, 2014                                                      813,000               773,233
Kinder Morgan Energy Partners LP, 7.4%, 2031                                                        219,000               234,552
Kinder Morgan Energy Partners LP, 7.75%, 2032                                                     1,000,000             1,103,471
Spectra Energy Capital LLC, 8%, 2019                                                              1,694,000             1,880,874
                                                                                                                   --------------
                                                                                                                   $    8,249,720
                                                                                                                   --------------
NETWORK & TELECOM - 0.6%
AT&T, Inc., 6.5%, 2037                                                                         $  2,859,000        $    2,947,906
BellSouth Corp., 6.55%, 2034                                                                      2,642,000             2,696,174
Deutsche Telekom International Finance B.V., 5.75%, 2016                                          3,810,000             3,765,004
Telecom Italia Capital, 5.25%, 2013                                                               2,176,000             2,111,804
Telefonica Emisiones S.A.U., 7.045%, 2036                                                         2,293,000             2,442,460
Telefonica Europe B.V., 7.75%, 2010                                                               1,176,000             1,255,733
TELUS Corp., 8%, 2011                                                                             3,887,000             4,206,581
Verizon New York, Inc., 6.875%, 2012                                                              6,670,000             7,026,211
                                                                                                                   --------------
                                                                                                                   $   26,451,873
                                                                                                                   --------------
OIL SERVICES - 0.0%
Weatherford International, Inc., 6.35%, 2017 (z)                                               $    951,000        $      967,416
                                                                                                                   --------------

OILS - 0.1%
Valero Energy Corp., 6.875%, 2012                                                              $  4,222,000        $    4,448,903
                                                                                                                   --------------

OTHER BANKS & DIVERSIFIED FINANCIALS - 0.7%
Citigroup, Inc., 5%, 2014                                                                      $  7,737,000        $    7,457,834
Citigroup, Inc., 6%, 2017                                                                         1,460,000             1,493,906
Credit Suisse (USA), Inc., 4.125%, 2010                                                           1,819,000             1,786,862
Credit Suisse (USA), Inc., 4.875%, 2010                                                           1,874,000             1,871,405
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049(n)                                  4,459,000             4,180,103
Nordea Bank AB, 5.424% to 2015, FRN to 2049(n)                                                    1,466,000             1,350,075
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                                        3,538,000             3,483,271
UFJ Finance Aruba AEC, 6.75%, 2013                                                                2,807,000             2,905,267
Woori Bank, 6.125% to 2011, FRN to 2016(n)                                                        4,966,000             4,963,790
                                                                                                                   --------------
                                                                                                                   $   29,492,513
                                                                                                                   --------------
PHARMACEUTICALS - 0.1%
Allergan, Inc., 5.75%, 2016                                                                    $  4,097,000        $    4,048,319
                                                                                                                   --------------

POLLUTION CONTROL - 0.0%
Waste Management, Inc., 7.375%, 2010                                                           $  1,697,000        $    1,796,118
                                                                                                                   --------------

RAILROAD & SHIPPING - 0.2%
Burlington Northern Santa Fe Corp., 5.65%, 2017                                                $  4,244,000        $    4,157,821
CSX Corp., 6.75%, 2011                                                                            1,638,000             1,701,456
CSX Corp., 7.9%, 2017                                                                             1,754,000             1,972,210
Union Pacific Corp., 6.125%, 2012                                                                   630,000               645,480
                                                                                                                   --------------
                                                                                                                   $    8,476,967
                                                                                                                   --------------
REAL ESTATE - 0.6%
Boston Properties, Inc., REIT, 5%, 2015                                                        $  1,871,000        $    1,743,469
ERP Operating LP, REIT, 5.75%, 2017                                                               3,871,000             3,698,969
HRPT Properties Trust, REIT, 6.25%, 2016                                                          3,320,000             3,208,501
HRPT Properties Trust, REIT, 6.65%, 2018                                                          1,620,000             1,592,875
Kimco Realty Corp., REIT, 6%, 2012                                                                  936,000               953,908
Kimco Realty Corp., REIT, 5.783%, 2016                                                            1,009,000               984,344
ProLogis, REIT, 5.75%, 2016                                                                       3,311,000             3,192,364
Simon Property Group LP, REIT, 5.1%, 2015                                                         4,179,000             3,927,395
Simon Property Group LP, REIT, 5.875%, 2017                                                       1,880,000             1,838,110
Vornado Realty Trust, REIT, 4.75%, 2010                                                           1,708,000             1,668,390
                                                                                                                   --------------
                                                                                                                   $   22,808,325
                                                                                                                   --------------
RETAILERS - 0.2%
Federated Retail Holdings, Inc., 5.35%, 2012                                                   $    921,000        $      903,153
Home Depot, Inc., 5.875%, 2036                                                                    3,725,000             3,181,742
Limited Brands, Inc., 5.25%, 2014                                                                 2,901,000             2,671,455
Wal-Mart Stores, Inc., 5.25%, 2035                                                                3,606,000             3,162,393
                                                                                                                   --------------
                                                                                                                   $    9,918,743
                                                                                                                   --------------
SUPERMARKETS - 0.0%
Kroger Co., 6.4%, 2017                                                                         $    730,000        $      744,363
                                                                                                                   --------------

TELECOMMUNICATIONS - WIRELESS - 0.2%
Cingular Wireless LLC, 6.5%, 2011                                                              $  1,498,000        $    1,563,773
Nextel Communications, Inc., 5.95%, 2014                                                          3,862,000             3,687,090
Vodafone Group PLC, 5.625%, 2017                                                                  3,999,000             3,886,872
                                                                                                                   --------------
                                                                                                                   $    9,137,735
                                                                                                                   --------------
U.S. GOVERNMENT AGENCIES - 1.1%
Fannie Mae, 6%, 2008                                                                           $  5,938,000        $    5,980,338
Fannie Mae, 6.625%, 2009                                                                          6,564,000             6,835,369
Federal Home Loan Bank, 3.9%, 2008                                                                1,635,000             1,628,334
Freddie Mac, 5.5%, 2017                                                                          16,600,000            17,253,675
Small Business Administration, 4.77%, 2024                                                          989,389               968,947
Small Business Administration, 4.99%, 2024                                                        1,522,946             1,505,746
Small Business Administration, 5.18%, 2024                                                        1,674,873             1,676,887
Small Business Administration, 5.09%, 2025                                                        2,259,236             2,240,701
Small Business Administration, 5.11%, 2025                                                        6,105,227             6,060,828
Small Business Administration, 5.39%, 2025                                                        1,563,545             1,573,361
                                                                                                                   --------------
                                                                                                                   $   45,724,186
                                                                                                                   --------------
U.S. TREASURY OBLIGATIONS - 9.9%
U.S. Treasury Bonds, 8%, 2021                                                                  $  2,560,000        $    3,376,399
U.S. Treasury Bonds, 6.25%, 2023                                                                  7,156,000             8,221,013
U.S. Treasury Bonds, 6%, 2026                                                                     8,299,000             9,398,618
U.S. Treasury Bonds, 6.75%, 2026                                                                  5,486,000             6,727,208
U.S. Treasury Bonds, 5.375%, 2031                                                                28,807,000            30,837,000
U.S. Treasury Bonds, 4.5%, 2036                                                                  13,851,000            13,131,399
U.S. Treasury Notes, 3%, 2007                                                                     2,337,000             2,334,261
U.S. Treasury Notes, 5.5%, 2008                                                                   5,118,000             5,147,587
U.S. Treasury Notes, 5.625%, 2008                                                               116,442,000           117,479,032
U.S. Treasury Notes, 4.75%, 2008                                                                 36,352,000            36,653,031
U.S. Treasury Notes, 4.875%, 2009                                                                67,638,000            68,726,566
U.S. Treasury Notes, 6.5%, 2010                                                                   9,219,000             9,736,850
U.S. Treasury Notes, 5.125%, 2011                                                                54,763,000            56,666,890
U.S. Treasury Notes, 10.375%, 2012                                                                1,940,000             1,955,004
U.S. Treasury Notes, 3.875%, 2013                                                                 1,911,000             1,879,199
U.S. Treasury Notes, 4.25%, 2013                                                                  7,011,000             6,990,731
U.S. Treasury Notes, 9.875%, 2015                                                                 2,793,000             3,807,208
U.S. Treasury Notes, TIPS, 4.25%, 2010                                                           10,251,302            10,735,840
U.S. Treasury Notes, TIPS, 2%, 2014                                                              14,607,942            14,397,953
                                                                                                                   --------------
                                                                                                                   $  408,201,789
                                                                                                                   --------------
UTILITIES - ELECTRIC POWER - 1.2%
Bruce Mansfield Unit, 6.85%, 2034                                                              $  4,989,000        $    5,063,835
Dominion Resources, Inc., 5.15%, 2015                                                             2,932,000             2,787,458
Enel Finance International, 6.25%, 2017 (z)                                                       4,020,000             4,034,886
Exelon Generation Co. LLC, 6.95%, 2011                                                            6,028,000             6,312,883
Exelon Generation Co. LLC, 6.2%, 2017                                                            10,390,000            10,398,374
FirstEnergy Corp., 6.45%, 2011                                                                    4,413,000             4,562,446
MidAmerican Energy Holdings Co., 3.5%, 2008                                                       1,403,000             1,386,901
MidAmerican Energy Holdings Co., 5.875%, 2012                                                       477,000               484,365
MidAmerican Energy Holdings Co., 6.125%, 2036                                                     3,439,000             3,338,530
MidAmerican Funding LLC, 6.927%, 2029                                                               387,000               420,555
Oncor Electric Delivery Co., 7%, 2022                                                             3,162,000             3,223,988
Pacific Gas & Electric Co., 4.8%, 2014                                                              719,000               685,397
Pacific Gas & Electric Co., 5.8%, 2037                                                            2,048,000             1,935,561
PSEG Power LLC, 6.95%, 2012                                                                       2,795,000             2,947,987
PSEG Power LLC, 5.5%, 2015                                                                        1,583,000             1,534,451
System Energy Resources, Inc., 5.129%, 2014 (n)                                                   1,124,204             1,120,730
Waterford 3 Funding Corp., 8.09%, 2017                                                              214,577               215,783
                                                                                                                   --------------
                                                                                                                   $   50,454,130
                                                                                                                   --------------
  TOTAL BONDS                                                                                                      $1,599,062,218
                                                                                                                   --------------

SHORT-TERM OBLIGATIONS - 1.4%
General Electric Capital Corp., 5.1%, due 10/01/07 (y)                                         $ 58,024,000        $   58,024,000
                                                                                                                   --------------

COLLATERAL FOR SECURITIES LOANED - 8.5%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                350,826,235        $  350,826,235
                                                                                                                   --------------
  TOTAL INVESTMENTS(k)                                                                                             $4,476,683,104
                                                                                                                   --------------

OTHER ASSETS, LESS LIABILITIES - (8.3)%                                                                              (343,556,121)
                                                                                                                   --------------

  NET ASSETS - 100.0%                                                                                              $4,133,126,983
                                                                                                                   --------------

(a) Non-income producing security.
(i) Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of September 30, 2007, the series held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $1,599,588,097 and 35.73% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $28,798,458, representing 0.7% of net assets.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time- consuming negotiations and prompt sale at an acceptable price may be difficult. The series holds the following restricted securities:

                                                              ACQUISITION            ACQUISITION         CURRENT        TOTAL % OF
RESTRICTED SECURITIES                                             DATE                   COST         MARKET VALUE      NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Atlas Copco AB, 5.6%, 2017                                      5/15/07               $3,115,597       $ 3,075,965
BNP Paribas, 7.195% to 2037, FRN to 2049                        6/18/07                2,842,000         2,826,707
Bayview Financial Revolving Mortgage Loan Trust,
FRN, 6.305%, 2040                                               3/01/06                3,009,000         3,008,989
Capmark Financial Group, Inc., 5.875%, 2012                     5/03/07                3,477,504         3,168,409
Cardinal Health, Inc., 5.8%, 2016                               7/10/07                1,445,690         1,474,718
Enel Finance International, 6.25%, 2017                         9/13/07                4,012,402         4,034,886
KKR Private Equity Investments LP, IEU                          5/03/06                3,127,500         2,439,450
Royal Bank of Scotland Group PLC, FRN, 6.99% to 2017,
FRN to 2049                                                     9/26/07                1,400,000         1,426,194
Spirit Master Funding LLC, 5.05%, 2023                          10/04/05               2,447,534         2,341,984
Tyco Electronics Ltd., 6.55%, 2017                              9/20/07                1,804,933         1,833,619
Weatherford International, Inc., 6.35%, 2017                    6/14/07                  950,239           967,416
ZFS Finance USA Trust IV, FRN, 5.875%, 2032                     5/03/07                  832,652           805,236
ZFS Finance USA Trust V, FRN, 6.5%, 2037                        5/03/07-5/04/07        3,959,403         3,799,528
-------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                            $31,203,101         0.8%
                                                                                                       ========================

MFS Variable Insurance Trust - MFS Total Return Series

The following abbreviations are used in this report and are defined:

ADR          American Depository Receipt
CDO          Collateralized Debt Obligation
FRN          Floating Rate Note.  Interest rate resets periodically and may not be the rate reported at period end.
IEU          International Equity Unit
REIT         Real Estate Investment Trust
TIPS         Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS TOTAL RETURN SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $4,193,434,360
                                                                 ==============
Gross unrealized appreciation                                    $  416,223,153
Gross unrealized depreciation                                      (132,974,409)
                                                                 --------------
      Net unrealized appreciation (depreciation)                 $  283,248,744
                                                                 ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) SECURITIES LENDING COLLATERAL

At September 30, 2007, the value of securities loaned was $365,912,355. These loans were collateralized by cash of $350,826,235 and U.S. Treasury obligations of $24,178,012.

                                                          M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) MONEY MARKET SERIES
MFS(R) VARIABLE INSURANCE TRUST(SM)

9/30/07
QUARTERLY PORTFOLIO HOLDINGS

[graphic omitted]

PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

MFS Variable Insurance Trust - MFS Money Market Series

ISSUER                                                                                           SHARES/PAR             VALUE ($)

CERTIFICATES OF DEPOSIT - 4.0%

OTHER BANKS & DIVERSIFIED FINANCIALS - 4.0%
Fortis Bank, NY, 5.8%, due 10/05/07                                                              $   87,000            $   87,000
                                                                                                                       ----------
  TOTAL CERTIFICATES OF DEPOSIT, AT AMORTIZED COST AND VALUE                                                           $   87,000
                                                                                                                       ----------

COMMERCIAL PAPER(Y) - 55.4%

BUSINESS SERVICES - 3.9%
Siemens Capital Corp. LLC, 5.25%, due 10/22/07                                                   $   87,000            $   86,734
                                                                                                                       ----------

FINANCIAL INSTITUTIONS - 7.9%
Cargill, Inc., 4.85%, due 10/01/07 (t)                                                           $   87,000            $   87,000
General Electric Capital Corp., 5.1%, due 10/01/07                                                    1,000                 1,000
General Electric Capital Corp., 5.16%, due 12/27/07                                                  87,000                85,915
                                                                                                                       ----------
                                                                                                                       $  173,915
                                                                                                                       ----------
FOOD & BEVERAGES - 4.0%
Archer Daniels Midland Co., 5.1%, due 11/06/07 (t)                                               $   88,000            $   87,551
                                                                                                                       ----------

MACHINERY & TOOLS - 4.0%
Caterpillar Financial Services Corp., 4.75%, due 10/16/07                                        $   87,000            $   86,828
                                                                                                                       ----------

MAJOR BANKS - 15.8%
Abbey National North America LLC, 5.2%, due 10/01/07                                             $   87,000            $   87,000
Bank of America Corp., 4.82%, due 11/26/07                                                           88,000                87,340
Natexis Banques Populaires, 5.5%, due 10/05/07                                                       87,000                86,947
Societe Generale North America, Inc., 5.1%, due 10/01/07                                             87,000                87,000
                                                                                                                       ----------
                                                                                                                       $  348,287
                                                                                                                       ----------
OTHER BANKS & DIVERSIFIED FINANCIALS - 7.9%
Citigroup Funding, Inc., 5.3%, due 11/16/07                                                      $   88,000            $   87,404
Dexia Delaware LLC, 5.46%, due 10/10/07                                                              87,000                86,881
                                                                                                                       ----------
                                                                                                                       $  174,285
                                                                                                                       ----------
PHARMACEUTICALS - 4.0%
Abbott Laboratories, Inc., 5.21%, due 10/16/07 (t)                                               $   87,000            $   86,811
                                                                                                                       ----------

SPECIALTY CHEMICALS - 3.9%
DuPont (E.I.) de Nemours & Co., 4.74%, due 10/24/07 (t)                                          $   87,000            $   86,737
                                                                                                                       ----------

UTILITIES - ELECTRIC POWER - 4.0%
Florida Power & Light Co., 4.75%, due 10/03/07                                                   $   87,000            $   86,977
                                                                                                                       ----------
  TOTAL COMMERCIAL PAPER, AT AMORTIZED COST AND VALUE                                                                  $1,218,125
                                                                                                                       ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS (Y) - 31.8%
Fannie Mae, 4.71%, due 11/28/07                                                                  $  100,000            $   99,241
Fannie Mae, 4.9%, due 12/28/07                                                                      100,000                98,802
Farmer Mac, 4.906%, due 11/15/07                                                                    200,000               198,774
Farmer Mac, 4.83%, due 12/07/07                                                                      65,000                64,416
Federal Home Loan Bank, 4%, due 10/01/07                                                             39,000                39,000
Federal Home Loan Bank, 4.889%, due 11/07/07                                                        100,000                99,498
Federal Home Loan Bank, 4.71%, due 01/17/08                                                         100,000                98,586
                                                                                                                       ----------
  TOTAL U.S. GOVERNMENT AGENCIES, AT AMORTIZED COST AND VALUE                                                          $  698,317
                                                                                                                       ----------

REPURCHASE AGREEMENTS - 9.9%
Merrill Lynch, 5.1%, dated 9/28/07, due 10/01/07, total to be received $218,093
(secured by various U.S. Treasury and Federal Agency obligations and Mortgage
Backed securities in a jointly traded account)                                                   $  218,000            $  218,000
                                                                                                                       ----------
  TOTAL INVESTMENTS, AT AMORTIZED COST AND VALUE                                                                       $2,221,442
                                                                                                                       ----------

OTHER ASSETS, LESS LIABILITIES - (1.1)%                                                                                   (24,011)
                                                                                                                       ----------

  NET ASSETS - 100.0%                                                                                                  $2,197,431
                                                                                                                       ----------

(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of
    1933.
(y) The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $2,221,442.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

                                                          M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) VALUE SERIES
MFS(R) VARIABLE INSURANCE TRUST(SM)

9/30/07
QUARTERLY PORTFOLIO HOLDINGS

[graphic omitted]

PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

MFS Variable Insurance Trust - MFS Value Series

ISSUER                                                                                           SHARES/PAR            VALUE ($)

COMMON STOCKS - 98.4%
AEROSPACE - 8.3%
Lockheed Martin Corp.                                                                               228,550          $ 24,795,390
Northrop Grumman Corp.                                                                              116,540             9,090,120
Raytheon Co.                                                                                         21,760             1,388,723
United Technologies Corp.                                                                           124,940            10,055,171
                                                                                                                     ------------
                                                                                                                     $ 45,329,404
                                                                                                                     ------------
ALCOHOLIC BEVERAGES - 1.1%
Diageo PLC                                                                                          282,798          $  6,212,391
                                                                                                                     ------------

APPAREL MANUFACTURERS - 1.5%
NIKE, Inc., "B"                                                                                     138,070          $  8,099,186
                                                                                                                     ------------

AUTOMOTIVE - 0.6%
Johnson Controls, Inc.                                                                               28,610          $  3,379,127
                                                                                                                     ------------

BROADCASTING - 1.6%
Citadel Broadcasting Corp.                                                                            5,180          $     21,549
E.W. Scripps Co., "A"                                                                                32,360             1,359,120
Viacom, Inc., "B" (a)                                                                                88,089             3,432,828
Walt Disney Co.                                                                                      72,760             2,502,216
WPP Group PLC                                                                                       111,080             1,504,084
                                                                                                                     ------------
                                                                                                                     $  8,819,797
                                                                                                                     ------------
BROKERAGE & ASSET MANAGERS - 4.0%
Franklin Resources, Inc.                                                                             28,450          $  3,627,375
Goldman Sachs Group, Inc.                                                                            57,362            12,432,640
Lehman Brothers Holdings, Inc.                                                                       51,920             3,205,022
Merrill Lynch & Co., Inc.                                                                            37,795             2,694,028
                                                                                                                     ------------
                                                                                                                     $ 21,959,065
                                                                                                                     ------------
BUSINESS SERVICES - 1.0%
Accenture Ltd., "A"                                                                                 135,340          $  5,447,435
                                                                                                                     ------------

CHEMICALS - 2.5%
Dow Chemical Co.                                                                                     39,380          $  1,695,703
PPG Industries, Inc.                                                                                104,896             7,924,893
Syngenta AG                                                                                          18,874             4,071,308
                                                                                                                     ------------
                                                                                                                     $ 13,691,904
                                                                                                                     ------------
COMPUTER SOFTWARE - 1.6%
Oracle Corp. (a)                                                                                    402,430          $  8,712,610
                                                                                                                     ------------

COMPUTER SOFTWARE - SYSTEMS - 1.2%
Hewlett-Packard Co.                                                                                  95,700          $  4,764,903
International Business Machines Corp.                                                                14,710             1,732,838
                                                                                                                     ------------
                                                                                                                     $  6,497,741
                                                                                                                     ------------
CONSTRUCTION - 2.4%
Masco Corp.                                                                                         301,940          $  6,995,950
Sherwin-Williams Co.                                                                                 34,420             2,261,738
Toll Brothers, Inc. (a)                                                                             182,350             3,645,177
                                                                                                                     ------------
                                                                                                                     $ 12,902,865
                                                                                                                     ------------
CONSUMER GOODS & SERVICES - 1.9%
Procter & Gamble Co.                                                                                148,800          $ 10,466,592
                                                                                                                     ------------

CONTAINERS - 0.1%
Smurfit-Stone Container Corp. (a)                                                                    61,840          $    722,291
                                                                                                                     ------------

ELECTRICAL EQUIPMENT - 1.4%
Rockwell Automation, Inc.                                                                            51,020          $  3,546,400
W.W. Grainger, Inc.                                                                                  46,700             4,258,573
                                                                                                                     ------------
                                                                                                                     $  7,804,973
                                                                                                                     ------------
ELECTRONICS - 1.5%
Intel Corp.                                                                                         312,740          $  8,087,456
                                                                                                                     ------------

ENERGY - INDEPENDENT - 2.8%
Apache Corp.                                                                                         58,930          $  5,307,236
Devon Energy Corp.                                                                                   79,720             6,632,704
EOG Resources, Inc.                                                                                  48,530             3,510,175
                                                                                                                     ------------
                                                                                                                     $ 15,450,115
                                                                                                                     ------------
ENERGY - INTEGRATED - 9.8%
Chevron Corp.                                                                                        49,210          $  4,605,072
ConocoPhillips                                                                                       82,830             7,269,989
Exxon Mobil Corp.                                                                                   171,478            15,872,004
Hess Corp.                                                                                          104,500             6,952,385
Marathon Oil Corp.                                                                                   36,430             2,077,239
Royal Dutch Shell PLC, ADR                                                                           35,250             2,896,845
TOTAL S.A., ADR                                                                                     172,932            14,012,680
                                                                                                                     ------------
                                                                                                                     $ 53,686,214
                                                                                                                     ------------
FOOD & BEVERAGES - 3.0%
Kellogg Co.                                                                                          95,700          $  5,359,200
Nestle S.A.                                                                                          13,105             5,890,267
PepsiCo, Inc.                                                                                        69,648             5,102,412
                                                                                                                     ------------
                                                                                                                     $ 16,351,879
                                                                                                                     ------------
FOOD & DRUG STORES - 0.9%
CVS Caremark Corp.                                                                                  117,561          $  4,658,942
                                                                                                                     ------------

FOREST & PAPER PRODUCTS - 0.0%
Bowater, Inc.                                                                                         9,770          $    145,768
                                                                                                                     ------------

GAMING & LODGING - 1.1%
Royal Caribbean Cruises Ltd.                                                                        160,530          $  6,265,486
                                                                                                                     ------------

GENERAL MERCHANDISE - 1.4%
Macy's, Inc.                                                                                        243,990          $  7,885,757
                                                                                                                     ------------

HEALTH MAINTENANCE ORGANIZATIONS - 1.8%
UnitedHealth Group, Inc.                                                                             61,080          $  2,958,104
WellPoint, Inc. (a)                                                                                  88,240             6,963,901
                                                                                                                     ------------
                                                                                                                     $  9,922,005
                                                                                                                     ------------
INSURANCE - 8.7%
Allstate Corp.                                                                                      291,725          $ 16,683,753
Chubb Corp.                                                                                          60,690             3,255,412
Genworth Financial, Inc., "A"                                                                       154,810             4,757,311
Hartford Financial Services Group, Inc.                                                              58,523             5,416,304
MetLife, Inc.                                                                                       193,353            13,482,505
Prudential Financial, Inc.                                                                           42,060             4,104,215
                                                                                                                     ------------
                                                                                                                     $ 47,699,500
                                                                                                                     ------------
MACHINERY & TOOLS - 1.4%
Deere & Co.                                                                                          31,489          $  4,673,597
Eaton Corp.                                                                                          13,240             1,311,290
Timken Co.                                                                                           38,340             1,424,331
                                                                                                                     ------------
                                                                                                                     $  7,409,218
                                                                                                                     ------------
MAJOR BANKS - 8.0%
Bank of America Corp.                                                                               347,406          $ 17,464,100
Bank of New York Mellon Corp.                                                                       219,170             9,674,164
PNC Financial Services Group, Inc.                                                                   76,680             5,221,908
State Street Corp.                                                                                   54,540             3,717,446
SunTrust Banks, Inc.                                                                                 97,723             7,394,699
                                                                                                                     ------------
                                                                                                                     $ 43,472,317
                                                                                                                     ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 7.8%
American Express Co.                                                                                 99,047          $  5,880,420
Citigroup, Inc.                                                                                     305,110            14,239,484
Fannie Mae                                                                                          161,804             9,839,301
Freddie Mac                                                                                          44,830             2,645,418
UBS AG                                                                                              182,526             9,819,635
                                                                                                                     ------------
                                                                                                                     $ 42,424,258
                                                                                                                     ------------
PHARMACEUTICALS - 6.9%
Abbott Laboratories                                                                                  49,790          $  2,669,740
GlaxoSmithKline PLC                                                                                 108,150             2,869,093
Johnson & Johnson                                                                                   207,890            13,658,373
Merck & Co., Inc.                                                                                   139,560             7,213,856
Pfizer, Inc.                                                                                        109,730             2,680,704
Wyeth                                                                                               197,930             8,817,782
                                                                                                                     ------------
                                                                                                                     $ 37,909,548
                                                                                                                     ------------
PRINTING & PUBLISHING - 0.1%
New York Times Co., "A"                                                                              31,530          $    623,033
                                                                                                                     ------------

RAILROAD & SHIPPING - 0.9%
Burlington Northern Santa Fe Corp.                                                                   52,660          $  4,274,412
Norfolk Southern Corp.                                                                               11,700               607,347
                                                                                                                     ------------
                                                                                                                     $  4,881,759
                                                                                                                     ------------
SPECIALTY CHEMICALS - 1.4%
Air Products & Chemicals, Inc.                                                                       45,176          $  4,416,406
Praxair, Inc.                                                                                        38,316             3,209,348
                                                                                                                     ------------
                                                                                                                     $  7,625,754
                                                                                                                     ------------
SPECIALTY STORES - 0.8%
Advance Auto Parts, Inc.                                                                             29,270          $    982,301
Lowe's Cos., Inc.                                                                                    33,600               941,472
Staples, Inc.                                                                                       104,810             2,252,367
                                                                                                                     ------------
                                                                                                                     $  4,176,140
                                                                                                                     ------------
TELECOMMUNICATIONS - WIRELESS - 1.9%
Sprint Nextel Corp.                                                                                 253,610          $  4,818,590
Vodafone Group PLC                                                                                1,516,673             5,475,387
                                                                                                                     ------------
                                                                                                                     $ 10,293,977
                                                                                                                     ------------
TELEPHONE SERVICES - 2.0%
AT&T, Inc.                                                                                           80,270          $  3,396,224
Embarq Corp.                                                                                         67,247             3,738,933
TELUS Corp. (non-voting shares)                                                                      20,800             1,172,185
Verizon Communications, Inc.                                                                         58,550             2,592,594
                                                                                                                     ------------
                                                                                                                     $ 10,899,936
                                                                                                                     ------------
TOBACCO - 3.4%
Altria Group, Inc.                                                                                  269,551          $ 18,741,881
                                                                                                                     ------------

UTILITIES - ELECTRIC POWER - 3.6%
Dominion Resources, Inc.                                                                             70,791          $  5,967,681
Entergy Corp.                                                                                        36,120             3,911,435
FPL Group, Inc.                                                                                      88,950             5,415,276
PG&E Corp.                                                                                           20,160               963,648
PPL Corp.                                                                                            28,170             1,304,271
Public Service Enterprise Group, Inc.                                                                20,970             1,845,150
                                                                                                                     ------------
                                                                                                                     $ 19,407,461
                                                                                                                     ------------
  TOTAL COMMON STOCKS                                                                                                $538,063,785
                                                                                                                     ------------

SHORT-TERM OBLIGATIONS - 1.3%
Abbey National North America LLC, 5.2%, due 10/01/07 (y)                                         $7,346,000          $  7,346,000
                                                                                                                     ------------
  TOTAL INVESTMENTS                                                                                                  $545,409,785
                                                                                                                     ------------

OTHER ASSETS, LESS LIABILITIES - 0.3%                                                                                   1,679,685
                                                                                                                     ------------

  NET ASSETS - 100.0%                                                                                                $547,089,470
                                                                                                                     ------------

(a) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR          American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS VALUE SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $466,911,919
                                                                 ============
Gross unrealized appreciation                                    $ 86,313,233
Gross unrealized depreciation                                      (7,815,367)
                                                                 ------------
      Net unrealized appreciation (depreciation)                 $ 78,497,866
                                                                 ============

The aggregate cost above includes prior fiscal year end tax adjustments.

                                                          M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) RESEARCH INTERNATIONAL SERIES
MFS(R) VARIABLE INSURANCE TRUST(SM)

09/30/07
QUARTERLY PORTFOLIO HOLDINGS

[graphic omitted]

PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

MFS Variable Insurance Trust - MFS Research International Series

ISSUER                                                                                           SHARES/PAR            VALUE ($)

COMMON STOCKS - 97.3%

AEROSPACE - 0.7%
Finmeccanica S.p.A.                                                                                  20,280           $   591,258
                                                                                                                      -----------

ALCOHOLIC BEVERAGES - 1.7%
Heineken N.V.                                                                                        15,500           $ 1,017,929
Pernod Ricard S.A.                                                                                    1,822               397,891
                                                                                                                      -----------
                                                                                                                      $ 1,415,820
                                                                                                                      -----------
APPAREL MANUFACTURERS - 3.8%
Adidas AG                                                                                            20,210           $ 1,326,672
Billabong International Ltd.                                                                         22,077               293,872
Li & Fung Ltd.                                                                                       99,200               421,253
LVMH Moet Hennessy Louis Vuitton S.A.                                                                 9,330             1,119,340
                                                                                                                      -----------
                                                                                                                      $ 3,161,137
                                                                                                                      -----------
AUTOMOTIVE - 3.8%
Bayerische Motoren Werke AG                                                                          17,040           $ 1,099,855
Bridgestone Corp.                                                                                    56,200             1,244,154
Compagnie Generale des Etablissements Michelin                                                        6,010               808,599
                                                                                                                      -----------
                                                                                                                      $ 3,152,608
                                                                                                                      -----------
BIOTECHNOLOGY - 0.5%
Actelion Ltd. (a)                                                                                     6,904           $   382,699
                                                                                                                      -----------

BROADCASTING - 2.3%
Antena 3 de Television S.A.                                                                          16,386           $   302,584
Grupo Televisa S.A., ADR                                                                             12,470               301,400
WPP Group PLC                                                                                       100,150             1,356,086
                                                                                                                      -----------
                                                                                                                      $ 1,960,070
                                                                                                                      -----------
BROKERAGE & ASSET MANAGERS - 2.0%
EFG International                                                                                    11,730           $   552,427
Nomura Holdings, Inc.                                                                                68,900             1,156,590
                                                                                                                      -----------
                                                                                                                      $ 1,709,017
                                                                                                                      -----------
BUSINESS SERVICES - 2.0%
Bunzl PLC                                                                                            27,340           $   391,728
Intertek Group PLC                                                                                   24,270               470,108
Mitsubishi Corp.                                                                                     16,700               529,812
Mitsui & Co. Ltd.                                                                                    12,000               291,803
                                                                                                                      -----------
                                                                                                                      $ 1,683,451
                                                                                                                      -----------
CHEMICALS - 1.5%
Makhteshim-Agan Industries Ltd. (a)                                                                  56,460           $   505,302
Syngenta AG                                                                                           3,430               739,885
                                                                                                                      -----------
                                                                                                                      $ 1,245,187
                                                                                                                      -----------
COMPUTER SOFTWARE - 1.2%
SAP AG                                                                                               16,500           $   966,577
                                                                                                                      -----------

COMPUTER SOFTWARE - SYSTEMS - 0.2%
HCL Technologies Ltd.                                                                                22,470           $   169,480
                                                                                                                      -----------

CONGLOMERATES - 2.0%
Siemens AG                                                                                           10,150           $ 1,396,602
Smiths Group PLC                                                                                     11,900               260,197
                                                                                                                      -----------
                                                                                                                      $ 1,656,799
                                                                                                                      -----------
CONSTRUCTION - 1.7%
CRH PLC                                                                                              12,800           $   508,715
Geberit AG                                                                                            5,434               711,239
Siam Cement Public Co. Ltd.                                                                          29,400               223,020
                                                                                                                      -----------
                                                                                                                      $ 1,442,974
                                                                                                                      -----------
CONSUMER GOODS & SERVICES - 2.2%
Kao Corp.                                                                                            27,000           $   807,164
Kimberly-Clark de Mexico S.A. de C.V., "A"                                                           54,000               245,972
Reckitt Benckiser PLC                                                                               13,330                783,056
                                                                                                                      -----------
                                                                                                                      $ 1,836,192
                                                                                                                      -----------
ELECTRICAL EQUIPMENT - 2.4%
LS Industrial Systems Co. Ltd.                                                                        3,630           $   259,017
OMRON Corp.                                                                                          26,700               707,439
Schneider Electric S.A.                                                                               7,889               997,459
                                                                                                                      -----------
                                                                                                                      $ 1,963,915
                                                                                                                      -----------
ELECTRONICS - 5.1%
ARM Holdings PLC                                                                                    209,000           $   658,332
Funai Electric Co. Ltd.                                                                               4,900               213,536
Konica Minolta Holdings, Inc.                                                                        25,500               432,723
Nippon Electric Glass Co. Ltd.                                                                       28,000               451,475
Royal Philips Electronics N.V.                                                                       18,230               823,379
Samsung Electronics Co. Ltd.                                                                          1,501               943,097
Taiwan Semiconductor Manufacturing Co. Ltd.                                                         167,000               325,454
Venture Corp. Ltd.                                                                                   38,000               421,896
                                                                                                                      -----------
                                                                                                                      $ 4,269,892
                                                                                                                      -----------
ENERGY - INDEPENDENT - 1.3%
INPEX Holdings, Inc.                                                                                     46           $   473,090
OMV AG                                                                                                3,840               256,623
PTT Public Co. Ltd.                                                                                  35,500               348,009
                                                                                                                      -----------
                                                                                                                      $ 1,077,722
                                                                                                                      -----------
ENERGY - INTEGRATED - 7.3%
OAO Gazprom, ADR                                                                                     11,960           $   527,436
Petroleo Brasileiro S.A., ADR                                                                         6,110               461,305
Royal Dutch Shell PLC, "A"                                                                           51,050             2,106,104
Statoil A.S.A.                                                                                       28,000               954,360
TOTAL S.A.                                                                                           24,650             2,005,781
                                                                                                                      -----------
                                                                                                                      $ 6,054,986
                                                                                                                      -----------
FOOD & BEVERAGES - 2.6%
Nestle S.A.                                                                                           4,514           $ 2,028,895
Nong Shim Co. Ltd.                                                                                      709               174,703
                                                                                                                      -----------
                                                                                                                      $ 2,203,598
                                                                                                                      -----------
INSURANCE - 2.8%
AXA                                                                                                  33,360           $ 1,493,889
Suncorp-Metway Ltd.                                                                                  44,382               800,588
                                                                                                                      -----------
                                                                                                                      $ 2,294,477
                                                                                                                      -----------
INTERNET - 0.2%
Universo Online S.A., IPS (a)                                                                        27,100           $   173,718
                                                                                                                      -----------

MACHINERY & TOOLS - 2.0%
Bucyrus International, Inc.                                                                          15,440           $ 1,126,039
KOMATSU Ltd.                                                                                         15,700               528,191
                                                                                                                      -----------
                                                                                                                      $ 1,654,230
                                                                                                                      -----------
MAJOR BANKS - 13.2%
Barclays PLC                                                                                         85,740           $ 1,044,344
BNP Paribas                                                                                           9,793             1,072,450
BOC Hong Kong Holdings Ltd.                                                                         343,500               870,784
Credit Agricole S.A.                                                                                 37,977             1,465,977
Deutsche Postbank AG                                                                                  7,190               528,313
Erste Bank der Oesterreichischen Sparkassen AG                                                        9,342               712,569
Royal Bank of Scotland Group PLC                                                                    111,999             1,202,684
Standard Bank Group Ltd.                                                                             27,220               393,990
Standard Chartered PLC                                                                               27,926               913,917
Sumitomo Mitsui Financial Group, Inc.                                                                   115               897,067
Unibanco - Uniao de Bancos Brasileiros S.A., GDR                                                      5,360               705,108
UniCredito Italiano S.p.A.                                                                          140,590             1,203,774
                                                                                                                      -----------
                                                                                                                      $11,010,977
                                                                                                                      -----------
METALS & MINING - 4.7%
BHP Billiton PLC                                                                                     68,460           $ 2,450,491
Steel Authority of India Ltd.                                                                       278,071             1,445,571
                                                                                                                      -----------
                                                                                                                      $ 3,896,062
                                                                                                                      -----------
NATURAL GAS - DISTRIBUTION - 0.8%
Gaz de France                                                                                         7,100           $   369,212
Tokyo Gas Co. Ltd.                                                                                   69,000               321,741
                                                                                                                      -----------
                                                                                                                      $   690,953
                                                                                                                      -----------
OIL SERVICES - 0.5%
Saipem S.p.A.                                                                                        10,560           $   450,884
                                                                                                                      -----------

OTHER BANKS & DIVERSIFIED FINANCIALS - 7.7%
Aeon Credit Service Co. Ltd.                                                                         30,100           $   323,994
Anglo Irish Bank Corp. PLC                                                                           19,950               370,106
Bank of Cyprus Public Co. Ltd.                                                                       18,970               335,141
CSU Cardsystem S.A. (a)                                                                              24,820               107,513
Hana Financial Group, Inc.                                                                           10,950               516,301
HSBC Holdings PLC                                                                                    81,930             1,515,757
Macquarie Bank Ltd.                                                                                   9,917               743,753
UBS AG                                                                                               30,779             1,655,866
Unione di Banche Italiane Scpa                                                                       32,046               862,034
                                                                                                                      -----------
                                                                                                                      $ 6,430,465
                                                                                                                      -----------
PHARMACEUTICALS - 6.1%
Astellas Pharma, Inc.                                                                                12,300           $   590,692
Bayer AG                                                                                             10,580               842,781
GlaxoSmithKline PLC                                                                                  31,110               825,312
Novartis AG                                                                                          26,440             1,459,926
Roche Holding AG                                                                                      7,340             1,331,621
                                                                                                                      -----------
                                                                                                                      $ 5,050,332
                                                                                                                      -----------
PRECIOUS METALS & MINERALS - 0.5%
Paladin Resources Ltd. (a)                                                                           62,079           $   426,965
                                                                                                                      -----------

RAILROAD & SHIPPING - 1.0%
East Japan Railway Co.                                                                                  103           $   813,335
                                                                                                                      -----------

REAL ESTATE - 0.4%
Hypo Real Estate Holding AG                                                                           6,280           $   357,400
                                                                                                                      -----------

SPECIALTY CHEMICALS - 2.2%
Linde AG                                                                                             14,580           $ 1,812,029
                                                                                                                      -----------

SPECIALTY STORES - 1.6%
Fast Retailing Co. Ltd.                                                                              11,800           $   681,867
NEXT PLC                                                                                             15,790               634,310
                                                                                                                      -----------
                                                                                                                      $ 1,316,177
                                                                                                                      -----------
TELECOMMUNICATIONS - WIRELESS - 3.2%
America Movil S.A.B. de C.V., "L", ADR                                                                6,430           $   411,520
Philippine Long Distance Telephone Co.                                                                5,190               335,248
Rogers Communications, Inc., "B"                                                                      5,550               252,897
Vodafone Group PLC                                                                                  461,470             1,665,967
                                                                                                                      -----------
                                                                                                                      $ 2,665,632
                                                                                                                      -----------
TELEPHONE SERVICES - 2.6%
Telefonica S.A.                                                                                      48,430           $ 1,356,670
Telenor A.S.A.                                                                                       25,180               504,436
TELUS Corp.                                                                                           5,890               340,822
                                                                                                                      -----------
                                                                                                                      $ 2,201,928
                                                                                                                      -----------
TRUCKING - 0.4%
TNT N.V.                                                                                              8,930           $   374,661
                                                                                                                      -----------

UTILITIES - ELECTRIC POWER - 3.1%
E.ON AG                                                                                              11,530           $ 2,133,412
SUEZ S.A.                                                                                             7,561               445,624
                                                                                                                      -----------
                                                                                                                      $ 2,579,036
                                                                                                                      -----------
  TOTAL COMMON STOCKS                                                                                                 $81,142,643
                                                                                                                      -----------
SHORT-TERM OBLIGATIONS (y) - 3.3%
Abbey National North America LLC, 5.2%, due 10/01/07                                             $2,670,000           $ 2,670,000
Cargill, Inc., 4.85%, due 10/01/07 (t)                                                               80,000                80,000
                                                                                                                      -----------
  TOTAL SHORT-TERM OBLIGATIONS                                                                                        $ 2,750,000
                                                                                                                      -----------
  TOTAL INVESTMENTS(k)                                                                                                $83,892,643
                                                                                                                      -----------
OTHER ASSETS, LESS LIABILITIES - (0.6)%                                                                                  (470,922)
                                                                                                                      -----------
  NET ASSETS - 100.0%                                                                                                 $83,421,721
                                                                                                                      -----------

(a) Non-income producing security.
(k) As of September 30, 2007, the series had one security that was fair valued,  aggregating $505,302 and 0.6% of market value, in accordance with the policies adopted by the Board of Trustees.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR      American Depository Receipt
GDR      Global Depository Receipt
IPS      International Preference Stock

See attached supplemental  information.  For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS RESEARCH INTERNATIONAL SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $76,248,699
                                                                 ===========
Gross unrealized appreciation                                    $ 9,249,089
Gross unrealized depreciation                                     (1,605,145)
                                                                 -----------
Net unrealized appreciation (depreciation)                       $ 7,643,944
                                                                 ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2007, are as follows:

------------------------------------
United Kingdom                 19.7%
------------------------------------
Japan                          12.7%
------------------------------------
Germany                        12.7%
------------------------------------
France                         12.3%
------------------------------------
Switzerland                    10.7%
------------------------------------
Italy                           3.8%
------------------------------------
Australia                       2.7%
------------------------------------
Netherlands                     2.7%
------------------------------------
South Korea                     2.3%
------------------------------------
Other Countries                20.4%
------------------------------------

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST
            --------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          ------------------------------------------------------
                          Maria F. Dwyer, President

Date: November 15, 2007
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* MARIA F. DWYER
                          ------------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: November 15, 2007
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          ------------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2007
      -----------------


* Print name and title of each signing officer under his or her signature.